UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

ITEM 1.  REPORT TO STOCKHOLDERS.

Filed herewith.

Securian Funds Trust

Semi-Annual Report

June 30, 2014

Offered in Minnesota Life Insurance Company and
Securian Life Insurance Company Variable Products

SFT Advantus Bond Fund

SFT Advantus Index 400 Mid-Cap Fund

SFT Advantus Index 500 Fund

SFT Advantus International Bond Fund

SFT Advantus Managed Volatility Fund

SFT Advantus Money Market Fund

SFT Advantus Mortgage Securities Fund

SFT Advantus Real Estate Securities Fund

SFT Ivy® Growth Fund

SFT Ivy® Small Cap Growth Fund

SFT Pyramis® Core Equity Fund

SFT T. Rowe Price Value Fund

Financial security
  for the long run ®

SFT Advantus Bond Fund

Fund Objective

The SFT Advantus Bond Fund seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The SFT Advantus Bond Fund invests in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the SFT Advantus Bond Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2014, for each class of shares offered was as follows:

Class 1	4.81 percent*
Class 2	4.68 percent*

The Fund's benchmark, the Barclays U.S. Aggregate Bond Index**, returned 3.93 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Advantus Index 400 Mid-Cap Fund

Fund Objective

The SFT Advantus Index 400 Mid-Cap Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's MidCap 400 Index (S&P 400)+. It is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an over-all investment strategy. The risks incurred by investing in the SFT Advantus Index 400 Mid-Cap Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2014, for each class of shares offered was as follows:

Class 1	7.36 percent*
Class 2	7.23 percent*

The Fund's benchmark, the Standard and Poor's MidCap 400 Index**, returned 7.50 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

+ "Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Securian Funds Trust—Advantus Index 400 Mid-Cap Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $4.6 billion), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

SFT Advantus Index 500 Fund

Fund Objective

The SFT Advantus Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's 500 Index (S&P 500)+. It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the SFT Advantus Index 500 Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2014, for each class of shares offered was as follows:

Class 1	7.00 percent*
Class 2	6.87 percent*

The Fund's benchmark, the Standard & Poor's 500 Index**, returned 7.14 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

+ "Standard & Poor's®", "S&P®", "Standard & Poor's 500" and "S&P 500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Securian Funds Trust—Advantus Index 500 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Advantus International Bond Fund

Fund Objective

The SFT Advantus International Bond Fund seeks to maximize current income consistent with protection of principal. The Fund pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Franklin Advisers, Inc. provides investment advice to the SFT Advantus International Bond Fund under a sub-advisory agreement. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Fund's performance for the six-month period ended June 30, 2014, for each class of shares offered was as follows:

Class 1	3.90 percent*
Class 2	3.77 percent*

The Fund's benchmark, the Citigroup World Government Bond Index**, returned 5.95 percent for the same period.

Country Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

Americas	84.44%
United States Dollar (USD)	58.73%
Mexican Peso (MXN)	11.37%
Chilean Peso (CLP)	5.16%
Brazilian Real (BRL)	4.88%
Canadian Dollar (CAD)	4.30%
Asia Pacific	22.38%
Republic of Korea Won (KRW)	16.52%
Malaysian Ringgit (MYR)	12.97%
Singapore Dollar (SGD)	8.40%
Indonesian Rupiah (IDR)	3.17%
Indian Rupee (IDR)	3.17%
Sri Lankan Rupee (LKR)	1.32%
Philippine Peso (PHP)	1.20%
Australian Dollar (AUD)	0.01%
Japanese Yen (JPY)*	-24.38%
Europe*	-6.81%
Swedish Krona (SEK)	9.26%
Polish Zloty (PLN)	8.23%
Hungarian Forint (HUF)	5.90%
Euro (EUR)*	-30.20%

*A negative figure reflects net "short" exposure, designed to benefit if the value of the associated currency decreases. Conversely, the Fund's value would potentially decline if the value of the associated currency increases.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from twenty-three countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

SFT Advantus Managed Volatility Fund

Fund Objective

The SFT Advantus Managed Volatility Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500 Index and 40 percent Barclays U.S. Corporate Index (collectively, the Blended Benchmark Index).

The SFT Advantus Managed Volatility Fund invests primarily in Class 1 shares of SFT Advantus Index 500 Fund for equity exposure, in a basket of fixed income securities for fixed income exposure and certain derivative instruments. The Fund is subject to risks associated with such investments as described in detail in the prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six month period ended June 30, 2014, the Fund had a net return of 5.23 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor.** The Fund's Benchmark Index+, returned 6.61 percent for the six month period ended June 30, 2014. The S&P 500 Index and the Barclays U.S. Corporate Index returned 7.14 percent and 5.68 percent, respectively, for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Advantus Capital Management Inc. (Advantus Capital) and the Securian Funds Trust, on behalf of the SFT Advantus Managed Volatility Fund (the "Fund"), have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2015. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. As of June 30, 2014 Advantus Capital has waived $265,873 pursuant to the agreement. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

+ The Blended Benchmark Index is comprised of 60 percent of the S&P 500 Index and 40 percent of the Barclays U.S. Corporate Index.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Barclays U.S. Corporate Index is an unmanaged benchmark composite representing the average market-weighted performance of fixed rate, investment grade corporate bonds issued by both U.S. and non-U.S. corporations in U.S. dollars with maturities greater than one year.

SFT Advantus Money Market Fund

Fund Objective

The SFT Advantus Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital. It invests in short-term money market instruments and other debt securities that mature within 397 days.

Investment in the SFT Advantus Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Fund.

Performance Update

For the six month period ended June 30, 2014, the Fund had a net return of 0.00 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor and principal underwriter.† The Fund's benchmark, the Barclays U.S. Three Month Treasury Bellwether Index**, returned 0.04 percent for the same period.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the SFT Advantus Money Market Fund is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

† Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Advantus Money Market Fund), Advantus Capital and Securian Financial Services, Inc. (Securian Financial). A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Advantus Capital agrees to waive, reimburse or pay Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. As of June 30, 2014, Advantus Capital and Securian Financial have collectively waived $3,126,853 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $2,007,067 was eligible for recovery as of such date. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement shall continue in effect following May 1, 2015, provided such continuance is specifically approved by Advantus Capital, Securian Financial, and a majority of the Trust's independent Trustees.

**The Barclays U.S. Three Month Treasury Bellwether Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupons.

SFT Advantus Mortgage Securities Fund

Fund Objective

The SFT Advantus Mortgage Securities Fund seeks a high level of current income consistent with prudent investment risk. The SFT Advantus Mortgage Securities Fund will invest primarily in mortgage-related securities. The risks incurred by investing in mortgage-related securities include, but are not limited to, reinvestment of prepaid loans at low rates of return, and the inability to reinvest at higher interest rates when mortgages are prepaid more slowly than expected. In addition, the net asset value of the SFT Advantus Mortgage Securities Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2014, for each class of shares offered was as follows:

Class 1	4.07 percent*
Class 2	3.94 percent*

The Fund's benchmark, the Barclays U.S. Mortgage-Backed Securities Index**, returned 4.03 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Barclays U.S. Mortgage-Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

SFT Advantus Real Estate Securities Fund

Fund Objective

The SFT Advantus Real Estate Securities Fund seeks above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the SFT Advantus Real Estate Securities Fund, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Fund's performance for the six-month period ended June 30, 2014, for each class of shares offered was as follows:

Class 1	17.19 percent*
Class 2	17.04 percent*

The Fund's benchmark, the Wilshire US Real Estate Securities Index**, returned 17.93 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Wilshire US Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITs).

SFT Ivy® Growth Fund

Fund Objective

The SFT Ivy® Growth Fund+ seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by large capitalization companies. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Waddell & Reed Investment Management Company (WRIMCO) provides investment advice to the Fund under a sub-advisory agreement. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for large cap stocks or in the equity markets generally.

Performance Update

For the period beginning May 1, 2014 and ended June 30, 2014, the Fund had a net return of 5.61 percent*. The Fund's benchmark, the Russell 1000 Growth Index**, returned 4.98 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

+ 'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the Fund's sub-adviser.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower. The SFT Ivy® Growth Fund commenced operations on May 1, 2014.

**The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index measures the performance of the 1,000 largest companies in the Russel 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

SFT Ivy® Small Cap Growth Fund

Fund Objective

The SFT Ivy® Small Cap Growth Fund+ seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by small capitalization companies. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Waddell & Reed Investment Management Company (WRIMCO) provides investment advice to the Fund under a sub-advisory agreement. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for small cap stocks or in the equity markets generally.

Performance Update

For the period beginning May 1, 2014 and ended June 30, 2014, the Fund had a net return of 5.13 percent*. The Fund's benchmark, the Russell 2000 Growth Index**, returned 7.10 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

+ 'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the Fund's sub-adviser.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower. The SFT Ivy® Small Cap Growth Fund commenced operations on May 1, 2014.

**The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The index is broad-based, comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on total market capitalization.

SFT Pyramis® Core Equity Fund

Fund Objective

The SFT Pyramis® Core Equity Fund seeks long-term capital appreciation. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Pyramis Global Advisors, LLC (Pyramis) provides investment advice to the Fund under a sub-advisory agreement. Risks associated with investing in the Fund include, but are not limited to, issuer-specific market volatility and risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the period beginning May 1, 2014 and ended June 30, 2014, for each class of shares offered was as follows:

Class 1	4.21 percent*
Class 2	4.17 percent*

The Fund's benchmark, the Standard & Poor's 500 Index**, returned 4.47 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower. The SFT Pyramis® Core Equity Fund commenced operations on May 1, 2014.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT T. Rowe Price Value Fund

Fund Objective

The SFT T. Rowe Price Value Fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The Fund pursues its objective by taking a value approach to investment selection. Holdings consist primarily of large cap stocks, but may also include stocks of mid-cap and small-cap companies. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, T. Rowe Price Associates, Inc. (T. Rowe Price) provides investment advice to the Fund under a sub-advisory agreement. The Fund's value approach to investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance Update

For the period beginning May 1, 2014 and ended June 30, 2014, the Fund had a net return of 4.58 percent*. The Fund's benchmark, the Standard & Poor's 500 Index**, returned 4.47 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower. The SFT T. Rowe Price Value Fund commenced operations on May 1, 2014.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Advantus Bond Fund
Investments in Securities

June 30, 2014
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.3%)
Government Obligations (45.3%)
Other Government Obligations (1.8%)
Provincial or Local Government Obligations (1.8%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$594,135
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,314,663
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,180,000	1,207,801
4.926%, 10/01/51	3,055,000	3,397,282
		6,513,881
U.S. Government Agencies and Obligations (43.5%)
Export-Import Bank of the United States (1.3%)
Helios Leasing I LLC, 2.018%, 05/29/24	832,516	819,003
Tagua Leasing LLC 1.732%, 09/18/24	867,594	838,273
1.900%, 07/12/24	746,434	730,138
Ulani MSN 37894, 2.184%, 12/20/24	1,981,304	1,960,475
Union 13 Leasing LLC, 1.870%, 06/28/24	661,868	645,263
		4,993,152
Federal Farm Credit Bank (0.9%)
Federal Farm Credit Bank, 2.990%, 02/04/28	3,500,000	3,249,967
Federal Home Loan Mortgage Corporation (FHLMC) (9.3%)
2.500%, 03/01/28	879,107	893,269
3.000%, 08/01/42	880,059	870,525
3.000%, 04/01/43	1,418,514	1,403,146
3.500%, 10/01/25	510,721	541,355
3.500%, 01/01/42	808,641	834,601
3.500%, 08/01/42	883,982	910,316
3.974%, 01/25/21 (b)	1,000,000	1,096,310
4.000%, 02/01/20	1,511,023	1,604,573
4.000%, 09/01/40	829,717	881,457
4.000%, 10/01/40	908,634	963,925
4.000%, 11/01/40	3,001,511	3,195,176
4.000%, 02/01/41	687,082	730,022
4.000%, 08/01/41	1,188,675	1,261,249
4.500%, 01/01/41	1,414,340	1,536,246
4.500%, 02/01/41	1,038,347	1,126,996
4.500%, 03/01/41	1,233,366	1,344,617
4.500%, 04/01/41	1,251,217	1,367,951
5.000%, 04/01/35	257,447	285,639
5.000%, 08/01/35	108,149	119,977
5.000%, 11/01/35	252,823	279,786
5.000%, 11/01/39	795,053	896,020
5.000%, 03/01/40	3,930,889	4,429,588
5.000%, 04/01/40	731,232	813,278
5.000%, 08/01/40	490,938	544,532
	Principal	Value(a)
5.500%, 12/01/17	$83,667	$88,834
5.500%, 06/01/20	176,912	191,741
5.500%, 10/01/20	257,453	279,058
5.500%, 11/01/23	230,372	257,436
5.500%, 05/01/34	1,342,384	1,531,878
5.500%, 10/01/34	497,831	558,065
5.500%, 07/01/35	740,913	828,180
5.500%, 10/01/35	688,550	770,768
5.500%, 12/01/38	592,014	665,208
6.000%, 11/01/33	636,965	724,188
6.500%, 09/01/32	112,941	129,936
6.500%, 06/01/36	645,682	727,578
7.000%, 12/01/37	284,788	313,871
		34,997,295
Federal National Mortgage Association (FNMA) (15.9%)
2.500%, 11/01/27	850,945	860,864
2.500%, 07/01/28	1,025,579	1,043,238
2.500%, 07/01/29 (c)	1,040,000	1,056,412
3.000%, 06/01/22	632,610	661,613
3.000%, 11/01/27	191,430	199,095
3.000%, 07/01/29 (c)	245,000	254,494
3.000%, 03/01/42	794,100	785,404
3.500%, 11/01/25	612,580	651,025
3.500%, 01/01/26	637,058	677,041
3.500%, 07/01/29 (c)	1,135,000	1,202,923
3.500%, 11/01/40	707,300	730,488
3.500%, 01/01/41	664,772	685,538
3.500%, 02/01/41	418,147	432,254
3.500%, 04/01/41	708,172	730,310
3.500%, 11/01/41	3,897,167	4,022,628
3.500%, 01/01/42	1,982,001	2,043,412
3.500%, 08/01/42	2,751,877	2,837,944
3.500%, 03/01/43	2,251,075	2,324,915
3.500%, 05/01/43	1,869,304	1,930,677
3.500%, 07/01/44 (c)	1,550,000	1,595,531
4.000%, 04/01/41	2,182,146	2,323,586
4.000%, 08/01/41	871,771	926,498
4.000%, 09/01/41	1,421,830	1,513,171
4.000%, 07/01/44 (c)	1,820,000	1,931,475
4.500%, 05/01/35	376,280	408,392
4.500%, 07/01/35	979,426	1,064,312
4.500%, 06/01/39	521,000	569,383
4.500%, 04/01/41	3,270,063	3,578,483
4.500%, 07/01/41	3,426,942	3,726,801
5.000%, 05/01/18	36,372	38,689
5.000%, 06/01/18	72,650	77,191
5.000%, 07/01/18	160,372	170,766
5.000%, 07/01/23	232,620	258,488
5.000%, 11/01/33	127,535	142,228
5.000%, 05/01/34	40,194	44,723
5.000%, 12/01/34	579,208	645,956
5.000%, 04/01/35	144,079	160,410
5.000%, 08/01/35	196,304	218,261
5.000%, 04/01/38	402,129	454,653
5.000%, 12/01/39	559,848	634,885
5.000%, 04/01/41	722,631	813,952
5.500%, 09/01/17	25,627	27,217
5.500%, 02/01/18	90,885	96,542
5.500%, 03/01/18	163,709	173,868
5.500%, 04/01/33	696,921	790,310

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
5.500%, 12/01/33	$216,017	$244,245
5.500%, 01/01/34	312,152	351,201
5.500%, 02/01/34	335,834	381,322
5.500%, 03/01/34	613,091	696,226
5.500%, 04/01/34	345,834	387,836
5.500%, 09/01/34	96,302	108,728
5.500%, 02/01/35	360,115	406,520
5.500%, 04/01/35	680,216	768,279
5.500%, 06/01/35	133,229	149,613
5.500%, 08/01/35	340,937	383,340
5.500%, 10/01/35	650,286	740,382
5.500%, 11/01/35	235,561	264,537
5.500%, 12/01/35	179,870	202,262
5.500%, 12/01/39	277,593	313,524
6.000%, 09/01/17	138,039	143,938
6.000%, 08/01/23	221,573	245,497
6.000%, 10/01/32	599,115	684,835
6.000%, 11/01/32	482,591	551,833
6.000%, 03/01/33	594,763	680,612
6.000%, 04/01/33	47,339	53,683
6.000%, 12/01/33	228,954	259,850
6.000%, 01/01/36	168,109	190,469
6.000%, 08/01/37	116,373	130,950
6.000%, 09/01/37	260,971	297,179
6.000%, 10/01/38	385,099	438,732
6.000%, 12/01/38	351,529	396,456
6.000%, 06/01/40	146,773	165,159
6.500%, 12/01/31	144,752	167,216
6.500%, 02/01/32	47,794	54,911
6.500%, 04/01/32	228,533	263,286
6.500%, 05/01/32	65,336	75,576
6.500%, 07/01/32	210,948	245,404
6.500%, 08/01/32	274,624	309,650
6.500%, 09/01/32	177,608	205,706
6.500%, 10/01/32	257,430	295,917
6.500%, 11/01/37	248,381	280,061
7.000%, 07/01/31	153,550	178,048
7.000%, 09/01/31	255,574	300,091
7.000%, 11/01/31	366,320	431,743
7.000%, 02/01/32	69,624	79,161
7.000%, 03/01/32	43,067	50,339
7.000%, 07/01/32	126,811	144,224
7.500%, 04/01/31	183,418	209,241
7.500%, 05/01/31	51,484	58,630
1.102%, 05/25/24 (b)	914,513	914,662
		59,417,120
Government National Mortgage Association (GNMA) (1.4%)
0.347%, 06/17/45 (b) (d)	1,961,225	25,394
3.000%, 07/01/44 (c)	1,000,000	1,007,500
3.500%, 10/20/43	963,810	1,005,546
3.500%, 07/01/44 (c)	1,000,000	1,039,922
5.000%, 12/15/39	52,364	58,456
5.000%, 01/15/40	1,038,445	1,150,578
5.500%, 07/15/38	457,478	513,167
5.500%, 10/15/38	534,340	607,333
8.500%, 10/15/22	16,546	16,882
		5,424,778
U.S. Treasury (14.7%)
U.S. Treasury Bond 3.625%, 02/15/44	8,530,000	9,001,811
5.375%, 02/15/31 (e)	5,115,000	6,715,836
	Principal	Value(a)
U.S. Treasury Note 0.875%, 05/15/17	$560,000	$560,744
0.875%, 01/31/18	14,475,000	14,335,910
1.500%, 05/31/19	13,980,000	13,910,100
2.000%, 05/31/21	2,045,000	2,029,662
2.250%, 04/30/21	970,000	979,549
2.500%, 05/15/24	7,575,000	7,564,350
		55,097,962
Total government obligations (cost: $163,208,529)		169,694,155
Asset-Backed Securities (6.3%)
Asset-Backed Securities (6.3%)
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	780,000	806,181
Cabela's Master Credit Card Trust, 2.710%, 02/17/26 (f)	2,000,000	1,953,238
Chase Issuance Trust, 2.770%, 03/15/23	3,400,000	3,449,752
Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	2,930,000	2,993,399
Conseco Financial Corp. 6.400%, 10/15/18	36,259	37,177
7.400%, 06/15/27	62,043	62,537
Countryplace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f) (g)	1,755,000	1,856,615
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,664,636	1,453,439
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (g) (h)	744,700	734,126
Global SC Finance II SRL, 2.980%, 04/17/28 (f) (h)	1,325,000	1,326,940
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (b)	3,095,000	2,725,695
Origen Manufactured Housing Contract Trust 5.700%, 01/15/35 (b)	1,005,273	1,059,229
5.730%, 11/15/35 (b)	369,424	387,094
5.860%, 06/15/36 (b)	420,704	446,966
Santander Consumer Acquired Receivables Trust, 3.190%, 10/15/15 (f)	613,230	614,360
Santander Drive Auto Receivables Trust, 3.500%, 06/15/18	750,000	779,287
TAL Advantage V LLC 2.830%, 02/22/38 (f)	1,425,667	1,420,513
3.510%, 02/22/39 (f)	536,500	545,065
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (f)	993,875	999,935
Total asset-backed securities (cost: $23,825,644)		23,651,548

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Other Mortgage-Backed Securities (8.2%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.0%)
American Tower Trust I, 1.551%, 03/15/43 (f)	$2,840,000	$2,828,444
BHN I Mortgage Fund, 7.916%, 07/01/15 (f) (g) (h) (i) (j)	57,000	—
Credit-Based Asset Servicing and Securitization LLC, 6.240%, 10/25/36 (f) (k)	469,466	475,879
JPMorgan Mortgage Trust, 2.547%, 11/25/33 (b)	565,697	562,712
Mellon Residential Funding Corp., 6.750%, 06/25/28	8,607	8,700
		3,875,735
Commercial Mortgage-Backed Securities (7.2%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	1,143,348	1,192,415
BB-UBS Trust 3.430%, 11/05/36 (f)	1,790,000	1,774,647
4.160%, 11/05/36 (b) (f)	895,000	874,882
Citigroup Commercial Mortgage Trust 2.110%, 01/12/30 (f)	803,285	817,033
3.008%, 01/12/30 (b) (f)	725,000	733,475
CSMC Mortgage Backed Trust, 2.000%, 04/15/27 (b) (f)	2,535,000	2,542,407
Extended Stay America Trust, 2.295%, 12/05/31 (f)	1,000,000	971,400
Hometown Commercial Mortgage 5.506%, 11/11/38 (f) (g)	757,915	613,252
6.057%, 06/11/39 (f) (g)	831,641	549,457
JPMorgan Chase Commercial Mortgage Securities Corp. 2.196%, 12/05/27 (b) (d) (f) (g)	10,750,709	993,226
5.633%, 12/05/27 (f)	2,165,000	2,509,943
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (b)	421,976	422,566
Morgan Stanley Capital I Trust 3.201%, 08/05/34 (f)	860,000	863,417
3.451%, 08/05/34 (f)	550,000	554,591
3.773%, 03/15/45	685,000	710,592
Multi Security Asset Trust 5.270%, 11/28/35 (f) (g)	1,000,000	1,040,470
5.880%, 11/28/35 (b) (f) (g)	1,540,000	1,570,030
Timberstar Trust, 6.208%, 10/15/36 (f)	2,515,000	2,665,825
UBS-Barclays Commercial Mortgage Trust, 3.091%, 08/10/49	920,000	922,317
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,581,235
Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41	390,541	391,574
	Principal	Value(a)
WF-RBS Commercial Mortgage Trust 3.667%, 11/15/44	$905,000	$950,503
3.791%, 02/15/44 (f)	1,485,000	1,542,927
		26,788,184
Total other mortgage-backed securities (cost: $30,506,037)		30,663,919
Corporate Obligations (39.5%)
Basic Materials (1.4%)
Chemicals (0.6%)
Ashland, Inc., 3.875%, 04/15/18	2,120,000	2,180,950
Iron and Steel (0.8%)
Glencore Funding LLC, 3.125%, 04/29/19 (f)	2,905,000	2,962,519
Capital Goods (0.9%)
Containers-Metal/Glass (0.8%)
Ball Corp. 5.750%, 05/15/21	685,000	728,669
6.750%, 09/15/20	2,040,000	2,175,150
		2,903,819
Manufacturing (0.1%)
Valmont Industries, Inc., 6.625%, 04/20/20	300,000	356,489
Communications (2.0%)
Telephone Services (1.0%)
SBA Tower Trust, 2.240%, 04/15/43 (f)	2,440,000	2,421,014
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (f) (h)	1,500,000	1,575,000
		3,996,014
Telephone — Integrated (1.0%)
British Telecommunications PLC, 2.000%, 06/22/15 (h)	865,000	877,279
Verizon Communications, Inc., 6.550%, 09/15/43	2,215,000	2,787,447
		3,664,726
Consumer Cyclical (1.3%)
Auto/Truck Parts & Equipment — Original (0.1%)
Delphi Corp., 6.125%, 05/15/21	290,000	324,104
Retail (0.8%)
AutoNation, Inc., 5.500%, 02/01/20	1,700,000	1,876,375
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	1,115,000	1,128,937
		3,005,312
Retail-Apparel/Shoe (0.4%)
L Brands, Inc., 6.625%, 04/01/21	1,480,000	1,681,650

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Consumer, Non-cyclical (1.4%)
Commercial Services (0.3%)
ERAC USA Finance LLC, 3.850%, 11/15/24 (f)	$1,115,000	$1,123,259
Drugstore Chains (0.9%)
CVS Pass-Through Trust 6.036%, 12/10/28	2,600,313	2,993,374
6.943%, 01/10/30	413,676	500,033
		3,493,407
Health Care Products (0.2%)
Hospira, Inc., 5.200%, 08/12/20	650,000	711,433
Energy (8.2%)
Oil & Gas (1.5%)
Chesapeake Energy Corp. 3.479%, 04/15/19 (b)	1,650,000	1,668,563
4.875%, 04/15/22	1,060,000	1,097,100
Cimarex Energy Co., 5.875%, 05/01/22	850,000	939,250
Denbury Resources, Inc., 5.500%, 05/01/22	1,810,000	1,850,725
		5,555,638
Oil, Gas & Consumable Fuels (1.6%)
Continental Resources, Inc., 5.000%, 09/15/22	2,000,000	2,175,000
Rowan Cos., Inc., 5.850%, 01/15/44	825,000	890,593
Tesoro Corp., 4.250%, 10/01/17	1,135,000	1,186,075
Whiting Petroleum Corp., 5.000%, 03/15/19	1,760,000	1,852,400
		6,104,068
Pipelines (5.1%)
Boardwalk Pipelines L.P., 5.750%, 09/15/19	2,629,000	2,893,582
Energy Transfer Partners L.P., 4.150%, 10/01/20	1,645,000	1,739,133
Enterprise Products Operating LLC, 5.750%, 03/01/35	1,685,000	1,946,512
NuStar Logistics L.P., 8.150%, 04/15/18 (k)	2,386,000	2,740,870
Spectra Energy Partners L.P., 4.600%, 06/15/21	495,000	540,516
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,666,716
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	2,500,000	3,499,475
Western Gas Partners L.P., 5.375%, 06/01/21	1,835,000	2,077,967
Williams Partners L.P./ Williams Partners Finance Corp., 7.250%, 02/01/17	700,000	800,057
		18,904,828
	Principal	Value(a)
Financial (14.8%)
Banks (6.5%)
Bank of America Corp. 4.875%, 04/01/44	$1,000,000	$1,031,935
5.300%, 03/15/17	770,000	846,873
5.750%, 12/01/17	1,590,000	1,793,393
5.875%, 01/05/21	765,000	895,018
Citigroup, Inc., 4.450%, 01/10/17	2,950,000	3,177,176
Discover Bank, 8.700%, 11/18/19	322,000	409,246
HSBC Bank USA NA, 6.000%, 08/09/17	3,150,000	3,548,960
JPMorgan Chase & Co., 5.000%, 07/01/19 (b)	2,725,000	2,714,901
JPMorgan Chase Bank NA 5.875%, 06/13/16	875,000	957,327
6.000%, 07/05/17	400,000	453,444
6.000%, 10/01/17	1,575,000	1,791,515
Morgan Stanley 5.450%, 07/15/19 (b)	670,000	682,221
5.500%, 01/26/20	1,000,000	1,144,568
5.500%, 07/28/21	740,000	850,132
6.250%, 08/28/17	1,435,000	1,635,444
The Goldman Sachs Group, Inc. 4.800%, 07/08/44 (c)	1,000,000	995,120
5.700%, 05/10/19 (b)	1,450,000	1,498,031
		24,425,304
Diversified Financial Services (1.0%)
CNH Industrial Capital LLC 3.250%, 02/01/17	1,100,000	1,115,125
3.375%, 07/15/19 (f)	870,000	863,475
The NASDAQ OMX Group, Inc., 4.250%, 06/01/24	1,675,000	1,698,085
		3,676,685
Finance — Diversified (1.3%)
Discover Financial Services, 6.450%, 06/12/17	805,000	915,707
General Motors Financial Co., Inc., 4.750%, 08/15/17	2,400,000	2,553,000
International Lease Finance Corp., 6.500%, 09/01/14 (f)	1,270,000	1,279,525
		4,748,232
Insurance (2.7%)
Assurant, Inc., 2.500%, 03/15/18	1,180,000	1,188,744
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (f)	860,000	945,981
6.500%, 05/01/42 (f)	1,805,000	2,263,652
Pacific LifeCorp, 5.125%, 01/30/43 (f)	875,000	907,856
Prudential Holdings LLC, 7.245%, 12/18/23 (f) (g)	800,000	987,603
Symetra Financial Corp., 6.125%, 04/01/16 (f) (g)	2,210,000	2,371,843
XL Group PLC, 6.250%, 05/15/27 (h)	1,090,000	1,299,376
		9,965,055

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Real Estate Investment Trust (0.7%)
Lexington Realty Trust, 4.400%, 06/15/24	$2,475,000	$2,502,985
Real Estate Investment Trust — Apartments (0.5%)
Mid-America Apartments L.P., 5.500%, 10/01/15 (f)	1,745,000	1,844,730
Real Estate Investment Trust — Health Care (0.7%)
Ventas Realty L.P./Ventas Capital Corp., 2.700%, 04/01/20	2,800,000	2,786,689
Real Estate Investment Trust — Hotels (0.7%)
Hospitality Properties Trust, 4.650%, 03/15/24	2,450,000	2,567,357
Real Estate Investment Trust — Office Property (0.7%)
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.000%, 02/06/17 (f)	2,775,000	2,781,677
Health Care (1.6%)
Health Care Providers & Services (0.8%)
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,389,258
Sinai Health System, 3.034%, 01/20/36	1,645,000	1,577,812
		2,967,070
Medical Products/Supplies (0.8%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,859,057
Industrials (0.9%)
Aerospace & Defense (0.2%)
Triumph Group, Inc., 5.250%, 06/01/22 (f)	975,000	977,438
Building Products (0.4%)
Martin Marietta Materials, Inc., 1.331%, 06/30/17 (b) (c) (f)	1,500,000	1,499,121
Tools-Hand Held (0.3%)
Stanley Black & Decker, Inc., 5.750%, 12/15/53 (b)	1,000,000	1,080,000
Technology (0.4%)
Computer Software & Services (0.4%)
Intuit, Inc., 5.750%, 03/15/17	1,505,000	1,680,348
Transportation (5.1%)
Airlines (4.0%)
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	429,392	494,943
American Airlines 2011-1 Class A Pass Through Trust, 5.250%, 07/31/22	661,894	719,810
American Airlines 2013-2 Class A Pass Through Trust, 4.950%, 07/15/24 (f)	1,683,645	1,823,690
	Shares/ Principal	Value(a)
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f)	$1,705,276	$1,799,834
British Airways PLC, 5.625%, 12/20/21 (f) (h)	871,171	928,302
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	735,369	798,758
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f)	1,928,609	2,146,793
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	700,000	712,768
United Airlines, Inc., 10.400%, 05/01/18	830,306	944,963
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	1,463,478	1,665,877
US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/26	662,876	749,096
US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	793,405	844,159
Virgin Australia 2013-1B Trust, 6.000%, 04/23/22 (f) (h)	1,196,235	1,255,305
		14,884,298
Transport — Rail (1.1%)
BNSF Funding Trust I, 6.613%, 12/15/55 (b)	3,785,000	4,191,888
Utilities (1.5%)
Electric Companies (1.1%)
FirstEnergy Corp., 2.750%, 03/15/18	1,700,000	1,720,344
Southwestern Electric Power Co., 5.550%, 01/15/17	2,230,000	2,465,374
		4,185,718
Electric Utilities (0.4%)
AES Corp., 3.229%, 06/01/19 (b)	1,400,000	1,410,500
Total corporate obligations (cost: $140,794,017)		148,002,368
Total long-term debt securities (cost: $358,334,227)		372,011,990
Short-Term Securities (2.9%)
Investment Companies (2.9%)
Dreyfus Treasury Cash Management Fund, current rate 0.010% (l)	11,024,104	11,024,104
Total short-term securities (cost: $11,024,104)		11,024,104
Total investments in securities (cost: $369,358,331) (m)		383,036,094
Liabilities in excess of cash and other assets (-2.2%)		(8,221,554)
Total net assets (100.0%)		$374,814,540

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Variable rate security.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2014 the total cost of investments issued on a when-issued or forward commitment basis was $10,517,063.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2014, securities with an aggregate market value of $393,891 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	September 2014	8	Long	$(1,016)
5 Year U.S. Treasury Note	September 2014	74	Long	(11,136)
10 Year U.S. Treasury Note	September 2014	192	Short	(9,394)
		274		$(21,546)

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(g)  Illiquid security. (See Note 5.)

(h)  Foreign security: The Fund held 2.1% of net assets in foreign securities at June 30, 2014.

(i)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)  Step rate security.

(l)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2014.

(m)  At June 30, 2014 the cost of securities for federal income tax purposes was $372,399,268. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$13,040,105
Gross unrealized depreciation	(2,403,279)
Net unrealized appreciation	$10,636,826

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities

June 30, 2014
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.8%)
Consumer Discretionary (12.5%)
Auto Components (0.2%)
Gentex Corp.	20,443	$594,687
Automobiles (0.1%)
Thor Industries, Inc.	6,231	354,357
Distributors (0.5%)
LKQ Corp. (b)	42,294	1,128,827
Diversified Consumer Services (0.8%)
Apollo Education Group, Inc. — Class A (b)	13,894	434,188
DeVry Education Group, Inc.	8,006	338,974
Service Corp. International/US	29,918	619,901
Sotheby's	9,658	405,539
		1,798,602
Hotels, Restaurants & Leisure (1.5%)
Bally Technologies, Inc. (b)	5,500	361,460
Brinker International, Inc.	9,100	442,715
Domino's Pizza, Inc.	7,794	569,664
International Game Technology	34,607	550,597
International Speedway Corp. — Class A	3,853	128,228
Life Time Fitness, Inc. (b)	5,268	256,762
Panera Bread Co. — Class A (b)	3,656	547,779
The Cheesecake Factory, Inc.	6,438	298,852
The Wendy's Co.	37,004	315,644
		3,471,701
Household Durables (1.7%)
Jarden Corp. (b)	16,811	997,733
KB Home	12,548	234,397
MDC Holdings, Inc.	5,400	163,566
NVR, Inc. (b)	603	693,812
Tempur-Pedic International, Inc. (b)	8,518	508,524
Toll Brothers, Inc. (b)	22,417	827,187
Tupperware Brands Corp.	7,069	591,675
		4,016,894
Internet & Catalog Retail (0.1%)
HSN, Inc.	4,692	277,954
Leisure Equipment & Products (0.7%)
Brunswick Corp.	12,991	547,311
Polaris Industries, Inc.	9,232	1,202,376
		1,749,687
Media (1.5%)
AMC Networks, Inc. — Class A (b)	8,281	509,199
Cinemark Holdings, Inc.	14,588	515,832
DreamWorks Animation SKG, Inc. — Class A (b)	10,079	234,437
John Wiley & Sons, Inc. — Class A	6,583	398,864
Lamar Advertising Co. — Class A	9,198	487,494
Live Nation Entertainment, Inc. (b)	19,940	492,318
	Shares	Value(a)
Meredith Corp.	5,185	$250,747
The New York Times Co. — Class A	17,685	268,989
Time, Inc. (b)	15,634	378,655
		3,536,535
Multiline Retail (0.3%)
Big Lots, Inc. (b)	7,772	355,180
JC Penney Co., Inc. (b)	42,702	386,453
		741,633
Specialty Retail (4.3%)
Aaron's, Inc.	10,120	360,677
Abercrombie & Fitch Co. — Class A	10,197	441,020
Advance Auto Parts, Inc.	10,222	1,379,152
American Eagle Outfitters, Inc.	23,970	268,943
ANN, Inc. (b)	6,517	268,109
Ascena Retail Group, Inc. (b)	18,120	309,852
Cabela's, Inc. (b)	6,526	407,223
Carter's, Inc.	7,523	518,560
Chico's FAS, Inc.	21,471	364,148
CST Brands, Inc.	10,595	365,528
Dick's Sporting Goods, Inc.	13,919	648,069
Foot Locker, Inc.	20,431	1,036,260
Guess?, Inc.	8,286	223,722
Kate Spade & Co. (b)	17,730	676,222
Murphy USA, Inc. (b)	6,206	303,411
Office Depot, Inc. (b)	68,181	387,950
Rent-A-Center, Inc.	7,397	212,146
Signet Jewelers, Ltd. (c)	11,238	1,242,811
Williams-Sonoma, Inc.	12,265	880,382
		10,294,185
Textiles, Apparel & Luxury Goods (0.8%)
Deckers Outdoor Corp. (b)	4,851	418,787
Hanesbrands, Inc.	13,952	1,373,435
		1,792,222
Consumer Staples (3.3%)
Food & Staples Retailing (0.3%)
SUPERVALU, Inc. (b)	27,707	227,751
United Natural Foods, Inc. (b)	6,928	451,013
		678,764
Food Products (1.9%)
Dean Foods Co.	13,096	230,359
Flowers Foods, Inc.	24,626	519,116
Hillshire Brands Co.	17,189	1,070,875
Ingredion, Inc.	10,450	784,168
Lancaster Colony Corp.	2,681	255,124
Post Holdings, Inc. (b)	6,149	313,045
The Hain Celestial Group, Inc. (b)	6,999	621,091
Tootsie Roll Industries, Inc.	2,890	85,082
WhiteWave Foods Co. — Class A (b)	24,362	788,598
		4,667,458

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Household Products (1.0%)
Church & Dwight Co., Inc.	19,043	$1,332,058
Energizer Holdings, Inc.	8,641	1,054,461
		2,386,519
Tobacco (0.1%)
Universal Corp.	3,260	180,441
Energy (4.7%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc. (b)	8,106	425,403
CARBO Ceramics, Inc.	2,809	432,923
Dresser-Rand Group, Inc. (b)	10,715	682,867
Dril-Quip, Inc. (b)	5,700	622,668
Helix Energy Solutions Group, Inc. (b)	13,752	361,815
Oceaneering International, Inc.	15,132	1,182,263
Oil States International, Inc. (b)	7,434	476,445
Patterson-UTI Energy, Inc.	20,245	707,360
Superior Energy Services, Inc.	21,941	792,948
Tidewater, Inc.	6,924	388,783
Unit Corp. (b)	6,205	427,090
		6,500,565
Oil, Gas & Consumable Fuels (1.9%)
Bill Barrett Corp. (b)	6,908	184,996
Gulfport Energy Corp. (b)	11,969	751,653
HollyFrontier Corp.	27,837	1,216,198
Rosetta Resources, Inc. (b)	8,608	472,149
SM Energy Co.	9,396	790,204
World Fuel Services Corp.	10,085	496,485
WPX Energy, Inc. (b)	28,323	677,203
		4,588,888
Financial (20.9%)
Capital Markets (1.5%)
Eaton Vance Corp.	16,914	639,180
Federated Investors, Inc. — Class B	13,253	409,783
Janus Capital Group, Inc.	21,037	262,542
Raymond James Financial, Inc.	17,394	882,398
SEI Investments Co.	19,908	652,385
Waddell & Reed Financial, Inc. — Class A	11,941	747,387
		3,593,675
Commercial Banks (4.5%)
Associated Banc-Corp	22,341	403,925
BancorpSouth, Inc.	11,807	290,098
Bank of Hawaii Corp.	6,206	364,230
Cathay General Bancorp	10,374	265,159
City National Corp.	6,700	507,592
Commerce Bancshares, Inc.	11,336	527,124
Cullen/Frost Bankers, Inc.	7,425	589,694
East West Bancorp, Inc.	20,090	702,949
First Horizon National Corp.	33,148	393,135
FirstMerit Corp.	23,168	457,568
Fulton Financial Corp.	26,476	328,038
Hancock Holding Co.	11,528	407,169
International Bancshares Corp.	7,954	214,758
PacWest Bancorp	13,427	579,644
Prosperity Bancshares, Inc.	8,402	525,965
	Shares	Value(a)
Signature Bank (b)	7,006	$884,017
SVB Financial Group (b)	6,976	813,541
Synovus Financial Corp.	19,473	474,752
TCF Financial Corp.	23,346	382,174
Trustmark Corp.	9,408	232,284
Umpqua Holdings Corp.	24,012	430,295
Valley National Bancorp	28,088	278,352
Webster Financial Corp.	12,654	399,107
Westamerica Bancorporation	3,634	189,986
		10,641,556
Consumer Finance (0.2%)
SLM Corp.	59,236	492,251
Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	12,047	592,833
MSCI, Inc. (b)	16,351	749,693
		1,342,526
Diversified REIT's (0.3%)
Liberty Property Trust	20,683	784,506
Insurance (4.5%)
Alleghany Corp. (b)	2,307	1,010,743
American Financial Group, Inc.	10,034	597,625
Arthur J Gallagher & Co.	22,011	1,025,713
Aspen Insurance Holdings, Ltd. (c)	9,167	416,365
Brown & Brown, Inc.	16,656	511,506
Everest Re Group, Ltd. (c)	6,460	1,036,765
First American Financial Corp.	14,969	415,989
HCC Insurance Holdings, Inc.	13,997	685,013
Kemper Corp.	7,102	261,780
Mercury General Corp.	5,002	235,294
Old Republic International Corp.	33,950	561,533
Primerica, Inc.	7,624	364,808
Protective Life Corp.	11,047	765,888
Reinsurance Group of America, Inc.	9,679	763,673
RenaissanceRe Holdings, Ltd. (c)	5,682	607,974
StanCorp Financial Group, Inc.	6,128	392,192
The Hanover Insurance Group, Inc.	6,195	391,214
WR Berkley Corp.	14,489	670,986
		10,715,061
Office REIT's (2.3%)
Alexandria Real Estate Equities, Inc.	10,039	779,428
BioMed Realty Trust, Inc.	26,972	588,799
Corporate Office Properties Trust SBI	12,274	341,340
Duke Realty Corp.	46,165	838,356
Highwoods Properties, Inc.	12,627	529,703
Kilroy Realty Corp.	11,520	717,466
Mack-Cali Realty Corp.	12,419	266,760
SL Green Realty Corp.	13,372	1,463,030
		5,524,882
Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	5,953	246,752
Jones Lang LaSalle, Inc.	6,213	785,261
		1,032,013

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Residential REIT's (1.6%)
American Campus Communities, Inc.	14,698	$562,052
Camden Property Trust	11,989	853,017
Home Properties, Inc.	8,005	512,000
Mid-America Apartment Communities, Inc.	10,510	767,755
UDR, Inc.	35,228	1,008,578
		3,703,402
Retail REIT's (2.4%)
Equity One, Inc.	8,844	208,630
Federal Realty Investment Trust	9,426	1,139,792
National Retail Properties, Inc.	17,209	640,003
Realty Income Corp.	31,026	1,378,175
Regency Centers Corp.	12,938	720,388
Taubman Centers, Inc.	8,864	671,980
Washington Prime Group, Inc. (b)	21,763	407,838
Weingarten Realty Investors	15,747	517,131
		5,683,937
Specialized REIT's (1.8%)
Extra Space Storage, Inc.	15,432	821,754
Hospitality Properties Trust	20,980	637,792
LaSalle Hotel Properties	14,591	514,916
Omega Healthcare Investors, Inc.	17,629	649,805
Potlatch Corp.	5,609	232,213
Rayonier, Inc.	17,719	629,910
Senior Housing Properties Trust	28,543	693,310
		4,179,700
Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	11,839	159,234
First Niagara Financial Group, Inc.	49,591	433,425
New York Community Bancorp, Inc.	62,021	991,096
Washington Federal, Inc.	14,197	318,439
		1,902,194
Health Care (9.2%)
Biotechnology (0.6%)
Cubist Pharmaceuticals, Inc. (b)	10,502	733,249
United Therapeutics Corp. (b)	6,183	547,134
		1,280,383
Health Care Equipment & Supplies (2.8%)
Align Technology, Inc. (b)	10,049	563,146
Hill-Rom Holdings, Inc.	8,017	332,786
Hologic, Inc. (b)	38,715	981,425
IDEXX Laboratories, Inc. (b)	7,189	960,235
ResMed, Inc.	19,662	995,487
Sirona Dental Systems, Inc. (b)	7,755	639,477
STERIS Corp.	8,279	442,761
Teleflex, Inc.	5,790	611,424
The Cooper Cos., Inc.	6,708	909,135
Thoratec Corp. (b)	7,932	276,510
		6,712,386
Health Care Providers & Services (3.1%)
Community Health Systems, Inc. (b)	16,071	729,141
Health Net, Inc. (b)	11,237	466,785
	Shares	Value(a)
Henry Schein, Inc. (b)	11,961	$1,419,412
HMS Holdings Corp. (b)	12,283	250,696
LifePoint Hospitals, Inc. (b)	6,214	385,889
Mednax, Inc. (b)	13,925	809,739
Omnicare, Inc.	13,875	923,659
Owens & Minor, Inc.	8,821	299,738
Universal Health Services, Inc. — Class B	12,595	1,206,097
VCA, Inc. (b)	12,372	434,133
WellCare Health Plans, Inc. (b)	6,147	458,935
		7,384,224
Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc. (b)	22,381	359,215
Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc. — Class A (b)	2,880	344,765
Charles River Laboratories International, Inc. (b)	6,753	361,421
Covance, Inc. (b)	8,090	692,342
Mettler-Toledo International, Inc. (b)	4,090	1,035,506
Techne Corp.	4,637	429,247
		2,863,281
Pharmaceuticals (1.3%)
Endo International PLC (b) (c)	19,645	1,375,543
Mallinckrodt PLC (b) (c)	8,193	655,604
Salix Pharmaceuticals, Ltd. (b)	8,885	1,095,965
		3,127,112
Industrials (16.8%)
Aerospace & Defense (1.7%)
Alliant Techsystems, Inc.	4,464	597,819
BE Aerospace, Inc. (b)	13,862	1,282,096
Esterline Technologies Corp. (b)	4,480	515,737
Exelis, Inc.	26,559	450,972
Huntington Ingalls Industries, Inc.	6,932	655,698
Triumph Group, Inc.	7,307	510,175
		4,012,497
Airlines (0.5%)
Alaska Air Group, Inc.	9,628	915,141
JetBlue Airways Corp. (b)	32,019	347,406
		1,262,547
Building Products (0.9%)
AO Smith Corp.	10,664	528,721
Fortune Brands Home & Security, Inc.	23,265	928,971
Lennox International, Inc.	6,382	571,636
		2,029,328
Commercial Services & Supplies (2.0%)
Civeo Corp. (b)	14,867	372,121
Clean Harbors, Inc. (b)	7,748	497,809
Copart, Inc. (b)	15,717	565,183
Corrections Corp. of America	16,304	535,587
Deluxe Corp.	7,013	410,822
Herman Miller, Inc.	8,300	250,992

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
HNI Corp.	6,239	$244,007
MSA Safety, Inc.	4,409	253,429
Rollins, Inc.	8,975	269,250
RR Donnelley & Sons Co.	27,966	474,303
Waste Connections, Inc.	17,367	843,168
		4,716,671
Construction & Engineering (0.7%)
Aecom Technology Corp. (b)	13,906	447,773
Granite Construction, Inc.	5,079	182,742
KBR, Inc.	20,623	491,859
URS Corp.	9,662	443,003
		1,565,377
Electrical Equipment (1.3%)
Acuity Brands, Inc.	6,054	836,966
Belden, Inc.	6,114	477,870
Hubbell, Inc. — Class B	7,545	929,167
Regal-Beloit Corp.	6,304	495,242
Woodward Governor Co.	8,268	414,888
		3,154,133
Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	8,979	777,761
Machinery (5.2%)
AGCO Corp.	12,239	688,077
CLARCOR, Inc.	7,064	436,908
Crane Co.	6,927	515,092
Donaldson Co., Inc.	18,427	779,831
Graco, Inc.	8,493	663,133
Harsco Corp.	11,312	301,239
IDEX Corp.	11,296	912,039
ITT Corp.	12,848	617,989
Kennametal, Inc.	11,008	509,450
Lincoln Electric Holdings, Inc.	11,268	787,408
Nordson Corp.	8,385	672,393
Oshkosh Corp.	11,843	657,642
SPX Corp.	6,139	664,301
Terex Corp.	15,454	635,159
Timken Co.	10,739	728,534
Trinity Industries, Inc.	21,706	948,986
Valmont Industries, Inc.	3,767	572,396
Wabtec Corp.	13,514	1,116,121
		12,206,698
Marine (0.4%)
Kirby Corp. (b)	7,984	935,246
Professional Services (1.0%)
FTI Consulting, Inc. (b)	5,711	215,990
Manpower, Inc.	11,156	946,587
The Corporate Executive Board Co.	4,765	325,068
Tower Watson & Co. — Class A	8,964	934,318
		2,421,963
Road & Rail (1.4%)
Con-way, Inc.	7,968	401,667
Genesee & Wyoming, Inc. — Class A (b)	7,136	749,280
JB Hunt Transport Services, Inc.	12,815	945,490
	Shares	Value(a)
Landstar System, Inc.	6,298	$403,072
Old Dominion Freight Line, Inc. (b)	9,779	622,727
Werner Enterprises, Inc.	6,374	168,975
		3,291,211
Trading Companies & Distributors (1.4%)
GATX Corp.	6,451	431,830
MSC Industrial Direct Co. — Class A	6,616	632,754
Now, Inc. (b)	15,032	544,309
United Rentals, Inc. (b)	13,629	1,427,365
Watsco, Inc.	3,809	391,413
		3,427,671
Information Technology (15.6%)
Communications Equipment (1.2%)
ADTRAN, Inc.	7,875	177,660
ARRIS Group, Inc. (b)	16,717	543,804
Ciena Corp. (b)	14,715	318,727
InterDigital, Inc.	5,596	267,489
JDS Uniphase Corp. (b)	32,885	410,076
Plantronics, Inc.	5,961	286,426
Polycom, Inc. (b)	19,356	242,531
Riverbed Technology, Inc. (b)	22,493	464,030
		2,710,743
Computers & Peripherals (1.0%)
3D Systems Corp. (b)	14,323	856,516
Diebold, Inc.	9,025	362,534
Lexmark International, Inc. — Class A	8,673	417,692
NCR Corp. (b)	23,524	825,457
		2,462,199
Electronic Equipment, Instruments & Components (2.5%)
Arrow Electronics, Inc. (b)	13,960	843,323
Avnet, Inc. (d)	19,391	859,215
FEI Co.	5,890	534,400
Ingram Micro, Inc. — Class A (b)	21,746	635,201
Itron, Inc. (b)	5,493	222,741
Knowles Corp. (b)	11,913	366,206
National Instruments Corp.	13,784	446,464
Tech Data Corp. (b)	5,334	333,482
Trimble Navigation, Ltd. (b)	36,552	1,350,596
Vishay Intertechnology, Inc.	19,006	294,403
		5,886,031
Internet Software & Services (1.1%)
AOL, Inc. (b)	11,167	444,335
Conversant, Inc. (b)	8,823	224,104
Equinix, Inc. (b)	7,031	1,477,143
Rackspace Hosting, Inc. (b)	16,322	549,398
		2,694,980
IT Services (2.4%)
Acxiom Corp. (b)	10,723	232,582
Broadridge Financial Solutions, Inc.	16,822	700,468
Convergys Corp.	14,145	303,269
CoreLogic, Inc. (b)	12,867	390,642
DST Systems, Inc.	4,894	451,080

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Gartner, Inc. — Class A (b)	12,642	$891,514
Global Payments, Inc.	10,062	733,017
Jack Henry & Associates, Inc.	11,847	704,067
Leidos Holdings, Inc.	8,905	341,418
NeuStar, Inc. — Class A (b)	8,440	219,609
Science Applications International Corp.	5,715	252,374
WEX, Inc. (b)	5,429	569,882
		5,789,922
Office Electronics (0.3%)
Zebra Technologies Corp. — Class A (b)	7,064	581,508
Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc. (b)	90,755	380,264
Atmel Corp. (b)	58,981	552,652
Cree, Inc. (b)	17,085	853,396
Cypress Semiconductor Corp. (b)	20,331	221,811
Fairchild Semiconductor International, Inc. (b)	17,504	273,062
Integrated Device Technology, Inc. (b)	19,035	294,281
International Rectifier Corp. (b)	9,974	278,275
Intersil Corp. — Class A	18,042	269,728
RF Micro Devices, Inc. (b)	40,092	384,482
Semtech Corp. (b)	9,426	246,490
Silicon Laboratories, Inc. (b)	5,604	275,997
Skyworks Solutions, Inc.	26,564	1,247,445
SunEdison, Inc. (b)	34,482	779,293
Teradyne, Inc.	27,217	533,453
		6,590,629
Software (4.3%)
ACI Worldwide, Inc. (b)	5,314	296,681
Advent Software, Inc.	5,626	183,239
ANSYS, Inc. (b)	12,983	984,371
Cadence Design Systems, Inc. (b)	40,564	709,464
CommVault Systems, Inc. (b)	6,214	305,542
Compuware Corp.	30,779	307,482
Concur Technologies, Inc. (b)	6,695	624,911
Factset Research Systems, Inc.	5,517	663,585
Fair Isaac Corp.	4,802	306,176
Fortinet, Inc. (b)	19,192	482,295
Informatica Corp. (b)	15,380	548,297
Mentor Graphics Corp.	13,566	292,619
MICROS Systems, Inc. (b)	10,483	711,796
PTC, Inc. (b)	16,619	644,817
Rovi Corp. (b)	13,272	317,997
Solarwinds, Inc. (b)	9,148	353,662
Solera Holdings, Inc.	9,640	647,326
Synopsys, Inc. (b)	21,680	841,618
TIBCO Software, Inc. (b)	21,432	432,283
VeriFone Systems, Inc. (b)	15,634	574,549
		10,228,710
Materials (7.3%)
Chemicals (3.1%)
Albemarle Corp.	11,145	796,868
Ashland, Inc.	10,155	1,104,255
Cabot Corp.	8,403	487,290
	Shares	Value(a)
Cytec Industries, Inc.	5,024	$529,630
Minerals Technologies, Inc.	4,866	319,112
NewMarket Corp.	1,614	632,866
Olin Corp.	11,070	298,004
PolyOne Corp.	13,188	555,742
Rayonier Advanced Materials (b)	5,906	228,870
RPM International, Inc.	18,669	862,134
Sensient Technologies Corp.	6,930	386,140
The Scotts Miracle-Gro Co. — Class A	6,096	346,619
Valspar Corp.	10,881	829,023
		7,376,553
Construction Materials (0.6%)
Eagle Materials, Inc.	7,012	661,091
Martin Marietta Materials, Inc.	6,473	854,760
		1,515,851
Containers & Packaging (1.6%)
Aptargroup, Inc.	9,171	614,549
Greif, Inc. — Class A	4,294	234,281
Packaging Corp. of America	13,776	984,846
Rock-Tenn Co. — Class A	10,056	1,061,813
Silgan Holdings, Inc.	6,111	310,561
Sonoco Products Co.	14,298	628,111
		3,834,161
Metals & Mining (1.7%)
Carpenter Technology Corp.	7,439	470,517
Cliffs Natural Resources, Inc.	21,462	323,003
Commercial Metals Co.	16,497	285,563
Compass Minerals International, Inc.	4,756	455,339
Reliance Steel & Aluminum Co.	10,888	802,555
Royal Gold, Inc.	9,104	692,996
Steel Dynamics, Inc.	31,297	561,781
Worthington Industries, Inc.	7,292	313,848
		3,905,602
Paper & Forest Products (0.3%)
Domtar Corp. (c)	9,103	390,064
Louisiana-Pacific Corp. (b)	19,774	297,005
		687,069
Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc. (b)	19,325	778,991
Gas Utilities (0.1%)
ONE GAS, Inc.	7,250	273,687
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	13,865	362,015
Utilities (4.9%)
Electric Utilities (1.2%)
Cleco Corp.	8,457	498,540
Great Plains Energy, Inc.	21,540	578,780
Hawaiian Electric Industries, Inc.	14,218	360,000
IDACORP, Inc.	7,048	407,586
PNM Resources, Inc.	11,160	327,323
Westar Energy, Inc.	18,059	689,673
		2,861,902

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Gas Utilities (1.8%)
Atmos Energy Corp.	14,037	$749,576
Energen Corp.	10,198	906,398
National Fuel Gas Co.	11,771	921,669
Questar Corp.	24,540	608,592
UGI Corp.	16,124	814,262
WGL Holdings, Inc.	7,272	313,423
		4,313,920
Multi-Utilities (1.6%)
Alliant Energy Corp.	15,543	945,947
Black Hills Corp.	6,253	383,871
MDU Resources Group, Inc.	26,787	940,224
OGE Energy Corp.	27,901	1,090,371
Vectren Corp.	11,554	491,045
		3,851,458
Water Utilities (0.3%)
Aqua America, Inc.	24,808	650,466
Total common stocks (cost: $139,876,569)		227,239,723
Short-Term Securities (3.3%)
Investment Companies (3.3%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	7,807,363	7,807,363
Total short-term securities (cost: $7,807,363)		7,807,363
Total investments in securities (cost: $147,683,932) (e)		235,047,086
Cash and other assets in excess of liabilities (0.9%)		2,192,718
Total net assets (100.0%)		$237,239,804

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 2.4% of net assets in foreign securities at June 30, 2014.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2014, securities with an aggregate market value of $753,270 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400@ E-Mini Index Future	September 2014	68	Long	$113,839
		68		$113,839

(e)  At June 30, 2014 the cost of securities for federal income tax purposes was $148,255,552. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$90,014,717
Gross unrealized depreciation	(3,223,183)
Net unrealized appreciation	$86,791,534

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities

June 30, 2014
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.6%)
Consumer Discretionary (11.8%)
Auto Components (0.4%)
BorgWarner, Inc.	7,659	$499,290
Delphi Automotive PLC (b)	9,335	641,688
Johnson Controls, Inc.	22,392	1,118,033
The Goodyear Tire & Rubber Co.	9,244	256,798
		2,515,809
Automobiles (0.7%)
Ford Motor Co.	133,489	2,301,350
General Motors Co.	44,425	1,612,628
Harley-Davidson, Inc.	7,334	512,280
		4,426,258
Distributors (0.1%)
Genuine Parts Co.	5,197	456,297
Diversified Consumer Services (0.1%)
H&R Block, Inc.	9,194	308,183
Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	14,716	554,057
Chipotle Mexican Grill, Inc. (c)	1,050	622,135
Darden Restaurants, Inc.	4,424	204,698
Marriott International, Inc. — Class A	7,390	473,699
McDonald's Corp.	33,391	3,363,809
Starbucks Corp.	25,431	1,967,851
Starwood Hotels & Resorts Worldwide, Inc.	6,530	527,755
Wyndham Worldwide Corp.	4,340	328,625
Wynn Resorts, Ltd.	2,767	574,319
Yum! Brands, Inc.	14,903	1,210,124
		9,827,072
Household Durables (0.5%)
DR Horton, Inc.	9,669	237,664
Garmin, Ltd. (b)	4,121	250,969
Harman International Industries, Inc.	2,323	249,560
Leggett & Platt, Inc.	4,683	160,533
Lennar Corp. — Class A	5,877	246,716
Mohawk Industries, Inc. (c)	2,080	287,747
Newell Rubbermaid, Inc.	9,347	289,664
PulteGroup, Inc.	11,512	232,082
Stanley Black & Decker, Inc.	5,293	464,831
Whirlpool Corp.	2,677	372,692
		2,792,458
Internet & Catalog Retail (1.3%)
Amazon.com, Inc. (c)	12,595	4,090,604
Expedia, Inc.	3,411	268,650
Netflix, Inc. (c)	2,026	892,656
The Priceline Group, Inc. (c)	1,782	2,143,746
TripAdvisor, Inc. (c)	3,764	408,996
		7,804,652
	Shares	Value(a)
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,919	$207,903
Mattel, Inc.	11,440	445,817
		653,720
Media (3.7%)
Cablevision Systems Corp.	7,237	127,733
CBS Corp. — Class B	17,854	1,109,448
Comcast Corp. — Class A	87,826	4,714,500
DIRECTV (c)	15,829	1,345,623
Discovery Communications, Inc. (c)	7,366	547,146
Gannett Co., Inc.	7,660	239,835
Graham Holdings Co. — Class B	170	122,079
Interpublic Group of Cos., Inc.	14,263	278,271
McGraw Hill Financial, Inc.	9,234	766,699
News Corp. — Class A (c)	16,744	300,387
Omnicom Group, Inc.	8,742	622,605
Scripps Networks Interactive, Inc. — Class A	3,621	293,808
The Walt Disney Co.	54,410	4,665,113
Time Warner Cable, Inc.	9,398	1,384,325
Time Warner, Inc.	29,799	2,093,380
Twenty-First Century Fox, Inc. — Class A	64,681	2,273,537
Viacom, Inc. — Class B	13,213	1,145,964
		22,030,453
Multiline Retail (0.6%)
Dollar General Corp. (c)	10,276	589,431
Dollar Tree, Inc. (c)	6,946	378,279
Family Dollar Stores, Inc.	3,199	211,582
Kohl's Corp.	6,583	346,792
Macy's, Inc.	12,176	706,452
Nordstrom, Inc.	4,747	322,464
Target Corp.	21,411	1,240,768
		3,795,768
Specialty Retail (1.9%)
AutoNation, Inc. (c)	2,106	125,686
AutoZone, Inc. (c)	1,162	623,111
Bed Bath & Beyond, Inc. (c)	6,892	395,463
Best Buy Co., Inc.	9,254	286,966
CarMax, Inc. (c)	7,391	384,406
GameStop Corp. — Class A	3,845	155,607
L Brands, Inc.	8,254	484,180
Lowe's Cos., Inc.	33,691	1,616,831
O'Reilly Automotive, Inc. (c)	3,603	542,612
PetSmart, Inc.	3,351	200,390
Ross Stores, Inc.	7,176	474,549
Staples, Inc.	21,844	236,789
The Gap, Inc.	8,784	365,151
The Home Depot, Inc.	46,217	3,741,728
The TJX Cos., Inc.	23,658	1,257,423
Tiffany & Co.	3,774	378,343
Tractor Supply Co.	4,660	281,464
Urban Outfitters, Inc. (c)	3,443	116,580
		11,667,279

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	9,262	$316,668
Fossil Group, Inc. (c)	1,613	168,591
Michael Kors Holdings, Ltd. (b) (c)	6,030	534,559
NIKE, Inc. — Class B	24,919	1,932,468
PVH Corp.	2,776	323,682
Ralph Lauren Corp.	2,033	326,683
Under Armour, Inc. — Class A (c)	5,450	324,220
VF Corp.	11,630	732,690
		4,659,561
Consumer Staples (9.3%)
Beverages (2.2%)
Brown-Forman Corp. — Class B	5,474	515,487
Coca-Cola Enterprises, Inc.	7,899	377,414
Constellation Brands, Inc. — Class A (c)	5,689	501,372
Dr Pepper Snapple Group, Inc.	6,582	385,573
Keurig Green Mountain, Inc.	4,275	532,708
Molson Coors Brewing Co. — Class B	5,338	395,866
Monster Beverage Corp. (c)	4,551	323,257
PepsiCo, Inc.	51,215	4,575,548
The Coca-Cola Co.	127,691	5,408,991
		13,016,216
Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	14,799	1,704,253
CVS Caremark Corp.	39,499	2,977,040
Safeway, Inc.	7,765	266,650
Sysco Corp.	19,731	738,926
The Kroger Co.	17,213	850,839
Wal-Mart Stores, Inc.	54,450	4,087,561
Walgreen Co.	29,696	2,201,364
Whole Foods Market, Inc.	12,417	479,669
		13,306,302
Food Products (1.5%)
Archer-Daniels-Midland Co.	22,109	975,228
Campbell Soup Co.	6,030	276,234
ConAgra Foods, Inc.	14,140	419,675
General Mills, Inc.	20,759	1,090,678
Hormel Foods Corp.	4,498	221,976
Kellogg Co.	8,612	565,808
Kraft Foods Group, Inc.	20,069	1,203,137
McCormick & Co., Inc.	4,438	317,717
Mead Johnson Nutrition Co.	6,827	636,072
Mondelez International, Inc. — Class A	57,141	2,149,073
The Hershey Co.	5,035	490,258
The JM Smucker Co.	3,469	369,691
Tyson Foods, Inc. — Class A	9,298	349,047
		9,064,594
Household Products (1.8%)
Clorox Co.	4,379	400,240
Colgate-Palmolive Co.	29,377	2,002,924
Kimberly-Clark Corp.	12,729	1,415,719
The Procter & Gamble Co.	91,413	7,184,148
		11,003,031
	Shares	Value(a)
Personal Care (0.2%)
Avon Products, Inc.	14,587	$213,116
The Estee Lauder Cos., Inc. — Class A	8,535	633,809
		846,925
Tobacco (1.4%)
Altria Group, Inc.	67,106	2,814,426
Lorillard, Inc.	12,269	748,041
Philip Morris International, Inc.	53,135	4,479,812
Reynolds American, Inc.	10,449	630,597
		8,672,876
Energy (10.5%)
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	14,709	1,095,085
Cameron International Corp. (c)	6,931	469,298
Diamond Offshore Drilling, Inc.	2,296	113,951
Ensco PLC — Class A (b)	7,851	436,280
FMC Technologies, Inc. (c)	7,932	484,407
Halliburton Co.	28,530	2,025,915
Helmerich & Payne, Inc.	3,635	422,060
Nabors Industries, Ltd. (b)	8,806	258,632
National Oilwell Varco, Inc.	14,494	1,193,580
Noble Corp. PLC (b)	8,544	286,737
Rowan Cos. PLC	4,150	132,510
Schlumberger, Ltd.	43,991	5,188,738
Transocean, Ltd. (b)	11,420	514,243
		12,621,436
Oil, Gas & Consumable Fuels (8.4%)
Anadarko Petroleum Corp.	17,123	1,874,455
Apache Corp.	13,030	1,311,079
Cabot Oil & Gas Corp. — Class A	14,096	481,237
Chesapeake Energy Corp.	17,036	529,479
Chevron Corp.	64,309	8,395,540
Cimarex Energy Co.	2,940	421,772
ConocoPhillips	41,432	3,551,965
Consol Energy, Inc.	7,703	354,877
Denbury Resources, Inc.	11,880	219,305
Devon Energy Corp.	12,991	1,031,485
EOG Resources, Inc.	18,462	2,157,469
EQT Corp.	5,149	550,428
Exxon Mobil Corp.	145,073	14,605,950
Hess Corp.	8,916	881,703
Kinder Morgan, Inc.	22,571	818,424
Marathon Oil Corp.	22,839	911,733
Marathon Petroleum Corp.	9,751	761,261
Murphy Oil Corp.	5,698	378,803
Newfield Exploration Co. (c)	4,525	200,005
Noble Energy, Inc.	12,084	936,027
Occidental Petroleum Corp.	26,540	2,723,800
Peabody Energy Corp.	9,123	149,161
Phillips 66	19,115	1,537,419
Pioneer Natural Resources Co.	4,878	1,121,013
QEP Resources, Inc.	6,007	207,242
Range Resources Corp.	5,698	495,441
Southwestern Energy Co. (c)	11,908	541,695
Spectra Energy Corp.	22,600	960,048
Tesoro Corp.	4,300	252,281
The Williams Cos., Inc.	24,788	1,442,910
Valero Energy Corp.	18,037	903,654
		50,707,661

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Financial (15.6%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc. (c)	1,869	$383,893
Ameriprise Financial, Inc.	6,466	775,920
BlackRock, Inc.	4,256	1,360,218
E*Trade Financial Corp. (c)	9,661	205,393
Franklin Resources, Inc.	13,567	784,715
Invesco, Ltd.	14,572	550,093
Legg Mason, Inc.	3,418	175,378
Morgan Stanley	47,282	1,528,627
Northern Trust Corp.	7,443	477,915
State Street Corp.	14,521	976,682
T Rowe Price Group, Inc.	8,860	747,873
The Bank of New York Mellon Corp.	38,447	1,440,994
The Charles Schwab Corp.	39,465	1,062,792
The Goldman Sachs Group, Inc.	14,049	2,352,364
		12,822,857
Commercial Banks (5.8%)
Bank of America Corp.	355,240	5,460,039
BB&T Corp.	24,272	957,045
Citigroup, Inc.	102,622	4,833,496
Comerica, Inc.	6,119	306,929
Fifth Third Bancorp	28,732	613,428
Huntington Bancshares, Inc.	27,963	266,767
JPMorgan Chase & Co.	127,855	7,367,008
KeyCorp	29,839	427,593
M&T Bank Corp.	4,461	553,387
Regions Financial Corp.	46,585	494,733
SunTrust Banks, Inc.	18,000	721,080
The PNC Financial Services Group, Inc.	18,045	1,606,907
US Bancorp	61,319	2,656,339
Wells Fargo & Co.	161,918	8,510,410
Zions Bancorporation	6,200	182,714
		34,957,875
Consumer Finance (0.9%)
American Express Co.	30,755	2,917,727
Capital One Financial Corp.	19,303	1,594,428
Discover Financial Services	15,752	976,309
Navient Corp.	14,281	252,916
		5,741,380
Diversified Financial Services (0.4%)
CME Group, Inc.	10,679	757,675
Intercontinental Exchange Group, Inc.	3,940	744,266
Leucadia National Corp.	10,707	280,738
Moody's Corp.	6,354	556,992
The NASDAQ OMX Group, Inc.	3,923	151,506
		2,491,177
Diversified REIT's (0.1%)
Vornado Realty Trust	5,865	625,971
Industrial REIT's (0.1%)
ProLogis, Inc.	16,864	692,942
	Shares	Value(a)
Insurance (4.1%)
ACE, Ltd. (b)	11,404	$1,182,595
Aflac, Inc.	15,340	954,915
American International Group, Inc.	48,871	2,667,379
Aon PLC (b)	10,016	902,341
Assurant, Inc.	2,379	155,943
Berkshire Hathaway, Inc. — Class B (c)	60,825	7,698,012
Chubb Corp.	8,219	757,545
Cincinnati Financial Corp.	4,925	236,597
Genworth Financial, Inc. — Class A (c)	16,754	291,520
Hartford Financial Services Group, Inc.	15,118	541,376
Lincoln National Corp.	8,845	454,987
Loews Corp.	10,290	452,863
Marsh & McLennan Cos., Inc.	18,575	962,556
MetLife, Inc.	37,957	2,108,891
Principal Financial Group, Inc.	9,234	466,132
Prudential Financial, Inc.	15,583	1,383,303
The Allstate Corp.	14,661	860,894
The Progressive Corp.	18,399	466,599
The Travelers Cos., Inc.	11,738	1,104,194
Torchmark Corp.	3,000	245,760
Unum Group	8,688	301,995
XL Group PLC (b)	9,171	300,167
		24,496,564
Office REIT's (0.1%)
Boston Properties, Inc.	5,187	613,000
Real Estate Services (0.1%)
CBRE Group, Inc. — Class A (c)	9,411	301,528
Residential REIT's (0.3%)
Apartment Investment & Management Co. — Class A	4,888	157,735
AvalonBay Communities, Inc.	4,141	588,809
Equity Residential	11,295	711,585
Essex Property Trust, Inc.	2,180	403,104
		1,861,233
Retail REIT's (0.5%)
General Growth Properties, Inc.	17,560	413,714
Kimco Realty Corp.	13,852	318,319
Simon Property Group, Inc.	10,495	1,745,108
The Macerich Co.	4,721	315,127
		2,792,268
Specialized REIT's (1.0%)
American Tower Corp.	13,415	1,207,082
Crown Castle International Corp.	11,291	838,470
HCP, Inc.	15,411	637,707
Health Care REIT, Inc.	10,342	648,133
Host Hotels & Resorts, Inc.	25,528	561,871
Plum Creek Timber Co., Inc.	5,892	265,729
Public Storage	4,939	846,298
Ventas, Inc.	9,886	633,692
Weyerhaeuser Co.	19,772	654,245
		6,293,227

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	16,061	$157,880
People's United Financial, Inc.	10,408	157,889
		315,769
Health Care (13.0%)
Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc. (c)	6,677	1,043,281
Amgen, Inc.	25,575	3,027,313
Biogen Idec, Inc. (c)	8,055	2,539,822
Celgene Corp. (c)	27,054	2,323,398
Gilead Sciences, Inc. (c)	51,878	4,301,205
Regeneron Pharmaceuticals, Inc. (c)	2,730	771,143
Vertex Pharmaceuticals, Inc. (c)	7,980	755,546
		14,761,708
Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	50,738	2,075,184
Baxter International, Inc.	18,299	1,323,018
Becton Dickinson and Co.	6,534	772,972
Boston Scientific Corp. (c)	44,682	570,589
CareFusion Corp. (c)	6,958	308,587
Covidien PLC (b)	15,268	1,376,868
CR Bard, Inc.	2,615	373,971
DENTSPLY International, Inc.	4,786	226,617
Edwards Lifesciences Corp. (c)	3,603	309,282
Intuitive Surgical, Inc. (c)	1,298	534,516
Medtronic, Inc.	33,748	2,151,773
St Jude Medical, Inc.	9,613	665,700
Stryker Corp.	10,017	844,634
Varian Medical Systems, Inc. (c)	3,505	291,406
Zimmer Holdings, Inc.	5,693	591,275
		12,416,392
Health Care Providers & Services (2.0%)
Aetna, Inc.	12,074	978,960
AmerisourceBergen Corp.	7,629	554,323
Cardinal Health, Inc.	11,459	785,629
Cigna Corp.	9,076	834,720
DaVita HealthCare Partners, Inc. (c)	5,953	430,521
Express Scripts Holding Co. (c)	26,113	1,810,414
Humana, Inc.	5,217	666,315
Laboratory Corp. of America Holdings (c)	2,880	294,912
McKesson Corp.	7,862	1,463,983
Patterson Cos., Inc.	2,765	109,245
Quest Diagnostics, Inc.	4,859	285,175
Tenet Healthcare Corp. (c)	3,267	153,353
UnitedHealth Group, Inc.	33,102	2,706,089
WellPoint, Inc.	9,448	1,016,699
		12,090,338
Health Care Technology (0.1%)
Cerner Corp. (c)	9,922	511,777
	Shares	Value(a)
Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	11,247	$646,028
PerkinElmer, Inc.	3,790	177,523
Thermo Fisher Scientific, Inc.	13,477	1,590,286
Waters Corp. (c)	2,837	296,296
		2,710,133
Pharmaceuticals (5.9%)
AbbVie, Inc.	53,708	3,031,280
Actavis PLC (c)	8,947	1,995,628
Allergan, Inc.	10,052	1,700,999
Bristol-Myers Squibb Co.	55,982	2,715,687
Eli Lilly & Co.	33,276	2,068,769
Hospira, Inc. (c)	5,658	290,652
Johnson & Johnson	95,573	9,998,847
Merck & Co., Inc.	98,724	5,711,183
Mylan, Inc. (c)	12,598	649,553
Perrigo Co. PLC (b)	4,518	658,544
Pfizer, Inc.	215,486	6,395,625
Zoetis, Inc.	16,920	546,008
		35,762,775
Industrials (10.2%)
Aerospace & Defense (2.5%)
General Dynamics Corp.	11,013	1,283,565
Honeywell International, Inc.	26,455	2,458,992
L-3 Communications Holdings, Inc.	2,882	348,002
Lockheed Martin Corp.	9,006	1,447,534
Northrop Grumman Corp.	7,234	865,404
Precision Castparts Corp.	4,910	1,239,284
Raytheon Co.	10,553	973,514
Rockwell Collins, Inc.	4,571	357,178
The Boeing Co.	22,664	2,883,541
United Technologies Corp.	28,522	3,292,865
		15,149,879
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,028	320,736
Expeditors International of Washington, Inc.	6,667	294,415
FedEx Corp.	9,422	1,426,302
United Parcel Service, Inc. — Class B	23,812	2,444,540
		4,485,993
Airlines (0.3%)
Delta Air Lines, Inc.	28,644	1,109,096
Southwest Airlines Co.	23,371	627,745
		1,736,841
Building Products (0.1%)
Allegion PLC (b)	2,994	169,700
Masco Corp.	11,997	266,333
		436,033
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,224	165,230
Cintas Corp.	3,384	215,019
Iron Mountain, Inc.	5,734	203,270
Pitney Bowes, Inc.	6,787	187,457
Republic Services, Inc.	9,009	342,072

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Stericycle, Inc. (c)	2,851	$337,615
The ADT Corp.	5,886	205,657
Waste Management, Inc.	14,542	650,464
		2,306,784
Construction & Engineering (0.1%)
Fluor Corp.	5,331	409,954
Jacobs Engineering Group, Inc. (c)	4,459	237,575
Quanta Services, Inc. (c)	7,331	253,506
		901,035
Electrical Equipment (0.7%)
AMETEK, Inc.	8,270	432,356
Eaton Corp. PLC	16,115	1,243,756
Emerson Electric Co.	23,706	1,573,130
Rockwell Automation, Inc.	4,682	585,999
Roper Industries, Inc.	3,399	496,288
		4,331,529
Industrial Conglomerates (2.4%)
3M Co.	20,998	3,007,754
Danaher Corp.	20,320	1,599,794
General Electric Co.	338,758	8,902,560
Textron, Inc.	9,422	360,768
Tyco International, Ltd. (b)	15,492	706,435
		14,577,311
Machinery (1.6%)
Caterpillar, Inc.	21,088	2,291,633
Cummins, Inc.	5,777	891,333
Deere & Co.	12,290	1,112,860
Dover Corp.	5,624	511,503
Flowserve Corp.	4,614	343,051
Illinois Tool Works, Inc.	12,823	1,122,782
Ingersoll-Rand PLC	8,479	530,022
Joy Global, Inc.	3,392	208,879
PACCAR, Inc.	11,991	753,395
Pall Corp.	3,700	315,943
Parker Hannifin Corp.	5,002	628,901
Pentair PLC (b)	6,577	474,333
Snap-On, Inc.	1,938	229,692
Xylem, Inc.	6,168	241,045
		9,655,372
Professional Services (0.2%)
Dun & Bradstreet Corp.	1,239	136,538
Equifax, Inc.	4,120	298,865
Nielsen NV	10,168	492,233
Robert Half International, Inc.	4,573	218,315
		1,145,951
Road & Rail (1.0%)
CSX Corp.	33,929	1,045,352
Kansas City Southern	3,770	405,313
Norfolk Southern Corp.	10,434	1,075,015
Ryder System, Inc.	1,760	155,038
Union Pacific Corp.	30,601	3,052,450
		5,733,168
	Shares	Value(a)
Trading Companies & Distributors (0.2%)
Fastenal Co.	9,169	$453,774
WW Grainger, Inc.	2,055	522,525
		976,299
Information Technology (18.4%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	173,055	4,300,417
F5 Networks, Inc. (c)	2,558	285,063
Harris Corp.	3,553	269,140
Juniper Networks, Inc. (c)	15,944	391,266
Motorola Solutions, Inc.	7,653	509,460
QUALCOMM, Inc.	57,020	4,515,984
		10,271,330
Computers & Peripherals (4.1%)
Apple, Inc. (d)	203,695	18,929,376
EMC Corp.	69,162	1,821,727
Hewlett-Packard Co.	63,218	2,129,182
NetApp, Inc.	11,121	406,139
SanDisk Corp.	7,666	800,561
Western Digital Corp.	7,087	654,130
		24,741,115
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. — Class A	5,362	516,575
Corning, Inc.	44,203	970,256
FLIR Systems, Inc.	4,758	165,245
Jabil Circuit, Inc.	6,192	129,413
Seagate Technology PLC (b)	11,032	626,838
TE Connectivity, Ltd. (b)	13,793	852,959
		3,261,286
Internet Software & Services (3.1%)
Akamai Technologies, Inc. (c)	5,984	365,383
eBay, Inc. (c)	38,532	1,928,912
Facebook, Inc. — Class A (c)	58,087	3,908,674
Google, Inc. — Class A (c)	9,596	5,610,493
Google, Inc. — Class C (c)	9,596	5,520,387
VeriSign, Inc. (c)	4,156	202,855
Yahoo!, Inc. (c)	31,631	1,111,197
		18,647,901
IT Services (3.2%)
Accenture PLC — Class A (b)	21,386	1,728,844
Alliance Data Systems Corp. (c)	1,901	534,656
Automatic Data Processing, Inc.	16,316	1,293,533
Cognizant Technology Solutions Corp. — Class A (c)	20,546	1,004,905
Computer Sciences Corp.	4,845	306,204
Fidelity National Information Services, Inc.	9,722	532,182
Fiserv, Inc. (c)	8,419	507,834
International Business Machines Corp.	32,142	5,826,380
Mastercard, Inc. — Class A	33,945	2,493,939
Paychex, Inc.	10,873	451,882
Teradata Corp. (c)	5,292	212,739
The Western Union Co.	18,205	315,675
Total System Services, Inc.	5,517	173,289
Visa, Inc. — Class A	16,983	3,578,488
		18,960,550

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Office Electronics (0.1%)
Xerox Corp.	36,903	$459,073
Semiconductors & Semiconductor Equipment (2.3%)
Altera Corp.	10,582	367,830
Analog Devices, Inc.	10,566	571,304
Applied Materials, Inc.	41,126	927,391
Avago Technologies, Ltd. (b)	8,503	612,811
Broadcom Corp. — Class A	18,696	693,996
First Solar, Inc. (c)	2,378	168,981
Intel Corp.	168,167	5,196,360
KLA-Tencor Corp.	5,583	405,549
Lam Research Corp.	5,453	368,514
Linear Technology Corp.	7,955	374,442
Microchip Technology, Inc.	6,682	326,148
Micron Technology, Inc. (c)	36,159	1,191,439
NVIDIA Corp.	18,773	348,051
Texas Instruments, Inc.	36,462	1,742,519
Xilinx, Inc.	9,035	427,446
		13,722,781
Software (3.4%)
Adobe Systems, Inc. (c)	15,634	1,131,276
Autodesk, Inc. (c)	7,692	433,675
CA, Inc.	10,773	309,616
Citrix Systems, Inc. (c)	5,552	347,278
Electronic Arts, Inc. (c)	10,625	381,119
Intuit, Inc.	9,597	772,847
Microsoft Corp.	253,939	10,589,256
Oracle Corp.	115,985	4,700,872
Red Hat, Inc. (c)	6,394	353,396
Salesforce.com, Inc. (c)	19,017	1,104,507
Symantec Corp.	23,325	534,143
		20,657,985
Materials (3.4%)
Chemicals (2.5%)
Air Products & Chemicals, Inc.	7,202	926,321
Airgas, Inc.	2,249	244,939
CF Industries Holdings, Inc.	1,764	424,295
Eastman Chemical Co.	5,065	442,428
Ecolab, Inc.	9,104	1,013,639
EI du Pont de Nemours & Co.	31,024	2,030,210
FMC Corp.	4,444	316,368
International Flavors & Fragrances, Inc.	2,790	290,941
LyondellBasell Industries NV — Class A (b)	14,072	1,374,131
Monsanto Co.	17,679	2,205,278
PPG Industries, Inc.	4,692	986,024
Praxair, Inc.	9,932	1,319,367
Sigma-Aldrich Corp.	4,020	407,950
The Dow Chemical Co.	40,675	2,093,135
The Mosaic Co.	10,928	540,390
The Sherwin-Williams Co.	2,937	607,695
		15,223,111
Construction Materials (0.1%)
Vulcan Materials Co.	4,442	283,178
	Shares	Value(a)
Containers & Packaging (0.1%)
Ball Corp.	4,660	$292,089
Bemis Co., Inc.	3,323	135,113
Owens-Illinois, Inc. (c)	5,512	190,936
Sealed Air Corp.	6,556	224,018
		842,156
Metals & Mining (0.5%)
Alcoa, Inc.	39,585	589,421
Allegheny Technologies, Inc.	3,576	161,278
Freeport-McMoRan Copper & Gold, Inc.	35,074	1,280,201
Newmont Mining Corp.	16,792	427,188
Nucor Corp.	10,767	530,275
United States Steel Corp.	4,835	125,903
		3,114,266
Paper & Forest Products (0.2%)
International Paper Co.	14,634	738,578
MeadWestvaco Corp.	5,670	250,954
		989,532
Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	175,328	6,199,598
CenturyLink, Inc.	19,348	700,398
Frontier Communications Corp.	33,857	197,725
Verizon Communications, Inc.	139,896	6,845,111
Windstream Holdings, Inc.	20,359	202,776
		14,145,608
Utilities (3.1%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.	16,413	915,353
Duke Energy Corp.	23,930	1,775,367
Edison International	10,945	636,014
Entergy Corp.	6,092	500,092
Exelon Corp.	28,943	1,055,841
FirstEnergy Corp.	14,106	489,760
NextEra Energy, Inc.	14,699	1,506,354
Northeast Utilities	10,652	503,520
Pepco Holdings, Inc.	8,390	230,557
Pinnacle West Capital Corp.	3,654	211,347
PPL Corp.	21,264	755,510
Southern Co.	30,077	1,364,894
		9,944,609
Gas Utilities (0.1%)
AGL Resources, Inc.	4,032	221,881
ONEOK, Inc.	7,010	477,241
		699,122
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	11,392	423,782
The AES Corp.	22,273	346,345
		770,127

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Multi-Utilities (1.3%)
Ameren Corp.	8,099	$331,087
CenterPoint Energy, Inc.	14,429	368,517
CMS Energy Corp.	9,103	283,558
Consolidated Edison, Inc.	9,918	572,665
Dominion Resources, Inc.	19,596	1,401,506
DTE Energy Co.	6,002	467,376
Integrys Energy Group, Inc.	2,710	192,762
NiSource, Inc.	10,544	414,801
PG&E Corp.	15,700	753,914
Public Service Enterprise Group, Inc.	17,007	693,716
SCANA Corp.	4,758	256,028
Sempra Energy	7,739	810,351
TECO Energy, Inc.	6,885	127,235
Wisconsin Energy Corp.	7,533	353,448
Xcel Energy, Inc.	16,957	546,524
		7,573,488
Total common stocks (cost: $206,345,211)		588,178,878
Short-Term Securities (2.5%)
Investment Companies (2.5%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	15,159,416	15,159,416
Total short-term securities (cost: $15,159,416)		15,159,416
Total investments in securities (cost: $221,504,627) (e)		603,338,294
Liabilities in excess of cash and other assets (-0.1%)		(532,278)
Total net assets (100.0%)		$602,806,016

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 2.3% of net assets in foreign securities at June 30, 2014.

(c)  Non-income producing security.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2014, securities with an aggregate market value of $3,252,550 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Future	September 2014	146	Long	$272,226
		146		$272,226

(e)  At June 30, 2014 the cost of securities for federal income tax purposes was $224,896,562. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$380,978,671
Gross unrealized depreciation	(2,536,939)
Net unrealized appreciation	$378,441,732

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities

June 30, 2014
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (72.1%)
Brazil (4.8%)
Government (4.8%)
Brazil Letras do Tesouro Nacional (BRL) 10.293%, 01/01/15 (c)	229,000	$98,413
Brazil Notas do Tesouro Nacional Serie B (BRL) 6.000%, 05/15/15	1,945,000	2,186,560
6.000%, 08/15/16	189,000	213,191
6.000%, 08/15/18	140,000	157,582
6.000%, 05/15/45	2,000,000	2,175,222
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/17	3,300,000	1,447,061
		6,278,029
Canada (3.6%)
Government (3.6%)
Canadian Government Bond (CAD)
1.000%, 11/01/14	820,000	769,814
1.000%, 02/01/15	2,010,000	1,887,322
2.000%, 12/01/14	729,000	687,319
2.250%, 08/01/14	1,414,000	1,328,973
		4,673,428
Hungary (9.0%)
Government (9.0%)
Hungary Government Bond (HUF)
4.000%, 04/25/18	76,410,000	347,611
5.500%, 02/12/16	155,800,000	724,257
5.500%, 12/22/16	628,270,000	2,968,761
5.500%, 12/20/18	133,770,000	646,423
5.500%, 06/24/25	17,850,000	86,756
6.000%, 11/24/23	8,220,000	41,169
6.500%, 06/24/19	185,330,000	937,226
6.750%, 08/22/14	44,850,000	199,401
6.750%, 02/24/17	28,450,000	138,764
6.750%, 11/24/17	197,620,000	982,942
7.000%, 06/24/22	24,830,000	131,136
7.500%, 11/12/20	15,140,000	80,957
7.750%, 08/24/15	23,440,000	110,108
8.000%, 02/12/15	13,800,000	63,129
Hungary Government International Bond (EUR)
3.500%, 07/18/16	30,000	42,533
3.875%, 02/24/20	150,000	219,235
4.375%, 07/04/17	175,000	256,517
5.750%, 06/11/18	530,000	822,705
Hungary Government International Bond (USD)
4.125%, 02/19/18	400,000	417,000
5.375%, 02/21/23	740,000	796,425
6.250%, 01/29/20	735,000	830,829
6.375%, 03/29/21	810,000	923,400
		11,767,284
	Principal(b)	Value(a)
Iceland (0.3%)
Government (0.3%)
Iceland Government International Bond (USD) 5.875%, 05/11/22 (d)	340,000	$375,193
Indonesia (3.0%)
Government (3.0%)
Indonesia Treasury Bond (IDR)
8.250%, 07/15/21	225,000,000	19,169
9.500%, 07/15/23	18,680,000,000	1,697,824
10.000%, 09/15/24	1,959,000,000	182,763
10.250%, 07/15/22	2,155,000,000	202,684
11.000%, 11/15/20	6,217,000,000	601,772
12.800%, 06/15/21	8,576,000,000	904,260
12.900%, 06/15/22	3,361,000,000	359,005
		3,967,477
Ireland (8.1%)
Government (8.1%)
Ireland Government Bond (EUR)
4.500%, 04/18/20	546,000	884,404
5.000%, 10/18/20	2,716,000	4,536,261
5.400%, 03/13/25	2,689,100	4,665,186
5.900%, 10/18/19	310,000	531,924
		10,617,775
Lithuania (1.8%)
Government (1.8%)
Lithuania Government International Bond (USD)
6.125%, 03/09/21 (d)	100,000	116,840
6.750%, 01/15/15 (d)	1,130,000	1,164,465
7.375%, 02/11/20 (d)	900,000	1,102,500
		2,383,805
Malaysia (1.6%)
Government (1.6%)
Malaysia Government Bond (MYR)
3.197%, 10/15/15	550,000	171,381
3.434%, 08/15/14	1,365,000	425,288
3.741%, 02/27/15	1,355,000	423,619
3.835%, 08/12/15	995,000	312,255
4.720%, 09/30/15	2,485,000	788,678
		2,121,221
Mexico (4.5%)
Government (4.5%)
Mexican Bonos (MXN)
6.000%, 06/18/15	3,126,000	247,552
6.250%, 06/16/16	4,589,000	372,962
7.250%, 12/15/16	7,847,000	655,595
7.750%, 12/14/17	5,000,000	430,593
8.000%, 12/17/15	38,033,000	3,129,779
9.500%, 12/18/14	2,130,000	168,973

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,416,186	$114,059
3.500%, 12/14/17	2,565,555	216,659
4.000%, 06/13/19	1,770,233	153,903
4.500%, 12/18/14	1,034,945	81,924
5.000%, 06/16/16	2,591,211	219,200
Mexico Cetes (MXN) 3.136%, 05/28/15 (c)	372,800	27,952
		5,819,151
Philippines (0.6%)
Government (0.6%)
Philippine Government Bond (PHP)
1.625%, 04/25/16	35,020,000	790,460
7.000%, 01/27/16	1,240,000	30,452
9.125%, 09/04/16	730,000	19,016
		839,928
Poland (7.6%)
Government (7.6%)
Poland Government Bond (PLN)
2.720%, 01/25/17 (e)	2,011,000	661,769
2.720%, 01/25/21 (e)	2,040,000	662,041
2.963%, 01/25/16 (c)	4,340,000	1,376,303
2.986%, 07/25/15 (c)	911,000	292,557
4.750%, 10/25/16	1,680,000	580,783
5.000%, 04/25/16	1,650,000	567,424
5.500%, 04/25/15	1,336,000	450,818
5.750%, 09/23/22	5,900,000	2,271,248
6.250%, 10/24/15	2,925,000	1,010,318
Poland Government International Bond (USD) 6.375%, 07/15/19	1,700,000	2,014,500
		9,887,761
Russia (2.2%)
Government (2.2%)
Russian Foreign Bond (USD) 7.500%, 03/31/30 (d) (f)	2,438,600	2,824,240
Serbia (0.8%)
Government (0.8%)
Republic of Serbia (USD)
4.875%, 02/25/20 (d)	360,000	364,500
5.250%, 11/21/17 (d)	200,000	208,500
7.250%, 09/28/21 (d)	410,000	467,400
		1,040,400
Slovenia (0.6%)
Government (0.6%)
Slovenia Government International Bond (USD)
5.500%, 10/26/22 (d)	530,000	580,350
5.850%, 05/10/23 (d)	200,000	224,500
		804,850
	Principal(b)	Value(a)
South Korea (15.1%)
Financial (11.0%)
Korea Monetary Stabilization Bond (KRW)
2.470%, 04/02/15	1,059,770,000	$1,046,382
2.740%, 02/02/15	376,480,000	372,367
2.760%, 06/02/15	346,400,000	342,799
2.780%, 02/02/16	273,450,000	270,797
2.790%, 06/02/16	4,470,700,000	4,429,325
2.800%, 08/02/15	400,160,000	396,232
2.800%, 04/02/16	745,850,000	738,909
2.810%, 10/02/15	55,000,000	54,476
2.900%, 12/02/15	6,685,600,000	6,631,213
		14,282,500
Government (4.1%)
Korea Treasury Bond (KRW)
2.750%, 12/10/15	754,400,000	746,920
2.750%, 06/10/16	2,257,800,000	2,235,211
3.000%, 12/10/16	2,223,800,000	2,214,101
3.250%, 06/10/15	175,600,000	174,575
		5,370,807
		19,653,307
Sri Lanka (1.3%)
Government (1.3%)
Sri Lanka Government Bond (LKR)
6.500%, 07/15/15	4,310,000	32,884
8.000%, 11/15/18	100,000	748
8.250%, 03/01/17	80,000	628
8.500%, 11/01/15	40,000	312
8.500%, 06/01/18	10,000	77
9.000%, 05/01/21	20,000	147
11.000%, 08/01/15	82,800,000	660,837
11.000%, 09/01/15	120,750,000	966,121
		1,661,754
Sweden (1.6%)
Government (1.6%)
Sweden Government Bond (SEK) 4.500%, 08/12/15	13,580,000	2,123,606
Ukraine (4.8%)
Government (4.8%)
Financing of Infrastructural Projects State Enterprise (USD) 7.400%, 04/20/18 (d)	200,000	189,000
Ukraine Government International Bond (EUR) 4.950%, 10/13/15 (d)	100,000	129,179
Ukraine Government International Bond (USD)
7.500%, 04/17/23 (d)	2,600,000	2,444,000
7.750%, 09/23/20 (d)	100,000	95,400
7.800%, 11/28/22 (d)	1,600,000	1,512,000
9.250%, 07/24/17 (d)	1,840,000	1,863,000
		6,232,579

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
Vietnam (0.8%)
Government (0.8%)
Socialist Republic of Vietnam (USD) 6.750%, 01/29/20 (d)	880,000	$994,400
Total long-term debt securities (cost: $86,757,738)		94,066,188
Short-Term Securities (25.5%)
Canada (0.7%)
Canadian Treasury Bill (CAD)
0.910%, 07/31/14 (c)	360,000	337,720
0.911%, 08/14/14 (c)	100,000	93,778
0.917%, 09/11/14 (c)	320,000	299,871
0.921%, 08/28/14 (c)	180,000	168,739
		900,108
Malaysia (2.6%)
Bank Negara Malaysia Monetary Note (MYR)
2.832%, 09/09/14 (c)	295,000	91,352
2.851%, 09/18/14 (c)	410,000	126,871
2.860%, 07/08/14 (c)	150,000	46,688
2.860%, 09/25/14 (c)	180,000	55,681
2.861%, 08/14/14 (c)	835,000	259,121
2.869%, 12/02/14 (c)	140,000	43,046
2.870%, 09/11/14 (c)	150,000	46,443
2.870%, 02/17/15 (c)	240,000	73,260
2.877%, 11/06/14 (c)	160,000	49,311
2.879%, 07/03/14 (c)	60,000	18,683
2.881%, 01/08/15 (c)	210,000	64,345
2.882%, 11/18/14 (c)	160,000	49,257
2.885%, 10/16/14 (c)	290,000	89,533
2.887%, 10/02/14 (c)	1,400,000	432,725
2.888%, 07/24/14 (c)	340,000	105,690
2.890%, 08/05/14 (c)	990,000	307,445
2.890%, 12/16/14 (c)	200,000	61,414
2.893%, 07/15/14 (c)	170,000	52,879
2.900%, 07/10/14 (c)	65,000	20,228
2.908%, 03/24/15 (c)	10,000	3,043
2.914%, 08/21/14 (c)	300,000	93,044
2.916%, 04/16/15 (c)	360,000	109,297
2.929%, 03/12/15 (c)	310,000	94,426
2.941%, 07/17/14 (c)	300,000	93,308
2.947%, 10/28/14 (c)	505,000	155,759
2.959%, 03/05/15 (c)	410,000	124,968
3.000%, 05/05/15 (c)	520,000	157,440
3.076%, 04/28/15 (c)	150,000	45,488
3.082%, 05/19/15 (c)	1,320,000	399,561
3.120%, 06/03/15 (c)	100,000	30,253
3.120%, 06/16/15 (c)	260,000	78,510
		3,379,069
	Shares/ Principal(b)	Value(a)
Mexico (3.3%)
Mexican Cetes (MXN)
3.077%, 12/24/14 (c)	345,800	$26,264
3.559%, 07/10/14 (c)	2,062,000	158,818
3.614%, 04/01/15 (c)	5,611,000	422,683
3.737%, 10/16/14 (c)	19,770,900	1,510,790
3.740%, 12/11/14 (c)	29,247,800	2,223,807
		4,342,362
Philippines (0.5%)
Philippine Treasury Bill (PHP)
0.174%, 10/08/14 (c)	27,700,000	632,302
0.722%, 08/06/14 (c)	100,000	2,284
0.725%, 09/03/14 (c)	2,420,000	55,328
0.971%, 07/02/14 (c)	200,000	4,579
1.213%, 04/08/15 (c)	530,000	11,980
		706,473
Singapore (1.8%)
Monetary Authority of Singapore (SGD)
0.250%, 08/19/14 (c)	120,000	96,226
0.309%, 08/01/14 (c)	2,100,000	1,684,157
0.320%, 11/25/14 (c)	120,000	96,121
0.322%, 08/15/14 (c)	530,000	425,009
		2,301,513
South Korea (0.4%)
Korea Monetary Stabilization Bond (KRW)
2.660%, 06/09/15	476,250,000	470,877
Sweden (0.6%)
Sweden Treasury Bill (SEK)
0.559%, 09/17/14 (c)	2,790,000	416,645
0.601%, 08/20/14 (c)	2,480,000	370,601
		787,246
United States (3.8%)
Federal Home Loan Bank (USD) 0.000%, 07/01/14	5,000,000	5,000,000
Investment Companies (11.8%)
United States (11.8%)
Dreyfus Treasury Cash Management Fund (USD), current rate 0.000%	15,382,403	15,382,403
Total short-term securities (cost: $33,214,208)		33,270,051
Total investments in securities (cost: $119,971,946) (g)		127,336,239
Cash and other assets in excess of liabilities (2.4%)		3,185,942
Total net assets (100.0%)		$130,522,181

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Foreign Forward Currency Contracts

On June 30, 2014, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
07/03/14	92,178	USD	5,460,000	INR	$(1,418)	HSB
07/07/14	262,245	USD	16,044,000	INR	4,204	HSB
07/09/14	3,541,355	EUR	31,461,400	SEK	(143,133)	DBK
07/14/14	315,506	USD	1,023,565	MYR	2,992	DBK
07/15/14	360,730	USD	1,160,000	MYR	196	DBK
07/15/14	259,228	USD	15,917,000	INR	4,625	DBK
07/16/14	161,000	EUR	210,491	USD	(9,953)	BCB
07/16/14	461,886	EUR	4,056,247	SEK	(25,786)	MSC
07/16/14	842,872	EUR	7,423,850	SEK	(43,793)	UBS
07/17/14	402,932	USD	24,767,000	INR	7,438	DBK
07/18/14	253,000	EUR	332,758	USD	(13,656)	BCB
07/18/14	71,760	USD	232,000	MYR	410	DBK
07/18/14	191,972	EUR	813,000	MYR	(9,947)	DBK
07/21/14	235,004	USD	14,426,000	INR	3,804	JPM
07/22/14	215,064	EUR	918,000	MYR	(8,987)	DBK
07/22/14	112,692	USD	366,000	MYR	1,130	DBK
07/22/14	139,000	EUR	182,343	USD	(7,982)	DBK
07/22/14	82,011	USD	5,058,000	INR	1,700	DBK
07/22/14	156,918	USD	9,656,000	INR	2,891	JPM
07/22/14	558,745	EUR	4,866,106	SEK	(37,354)	MSC
07/23/14	126,000	EUR	165,567	USD	(6,959)	DBK
07/24/14	32,786,000	JPY	329,553	USD	5,860	CIT
07/24/14	51,000,000	JPY	511,894	USD	8,376	JPM
07/24/14	226,999	USD	290,000	SGD	5,626	JPM
07/25/14	184,000	EUR	243,365	USD	(8,580)	DBK
07/25/14	138,169	USD	445,000	MYR	192	DBK
07/25/14	277,008	EUR	1,180,000	MYR	(12,407)	DBK
07/25/14	184,000	EUR	243,590	USD	(8,354)	GSC
07/25/14	17,600,000	JPY	177,554	USD	3,789	JPM
07/28/14	30,914	EUR	40,940	USD	(1,390)	CIT
07/28/14	273,037	USD	151,290,000	CLP	(509)	DBK
07/29/14	60,350,000	JPY	608,011	USD	12,159	BCB
07/30/14	87,004	USD	48,870,000	CLP	1,011	DBK
07/30/14	163,211	USD	10,174,000	INR	4,862	HSB
07/30/14	273,769	EUR	1,180,000	MYR	(8,108)	JPM
07/30/14	3,999,335	USD	13,031,032	MYR	50,886	JPM
07/30/14	93,031	USD	51,930,000	CLP	495	JPM
07/31/14	86,383	USD	5,332,333	INR	1,686	DBK
07/31/14	65,012	USD	3,868,000	INR	(1,127)	JPM
07/31/14	535,000	EUR	711,237	USD	(21,334)	JPM
07/31/14	1,152,353	USD	1,454,500	SGD	14,382	JPM
07/31/14	199,668	USD	674,000	MYR	9,805	JPM
07/31/14	168,800	USD	89,810,000	CLP	(7,069)	MSC
08/01/14	175,217	USD	97,750,000	CLP	795	DBK
08/01/14	919,456	USD	1,165,870	SGD	15,753	MSC
08/01/14	536,000	EUR	713,362	USD	(20,580)	UBS
08/04/14	97,592	EUR	129,588	USD	(4,046)	BCB
08/04/14	535,000	EUR	709,105	USD	(23,476)	HSB
08/05/14	335,000	EUR	444,290	USD	(14,430)	BCB
08/06/14	711,634	USD	907,084	SGD	15,990	DBK
08/06/14	329,546	USD	1,113,865	MYR	16,479	HSB
08/06/14	8,883	USD	30,000	MYR	436	HSB
08/06/14	366,500	EUR	484,771	USD	(17,085)	JPM
08/07/14	36,033	USD	2,199,000	INR	227	CIT
08/07/14	257,801	USD	327,000	SGD	4,504	DBK
08/07/14	227,299	USD	13,884,000	INR	1,640	DBK
08/07/14	257,886	USD	327,000	SGD	4,419	HSB
08/07/14	8,946	USD	30,000	MYR	373	HSB
08/08/14	59,760	EUR	79,558	USD	(2,273)	CIT

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
08/11/14	15,430,000	JPY	159,450	USD	$7,091	BCB
08/11/14	15,440,000	JPY	159,554	USD	7,096	CIT
08/11/14	17,124	EUR	22,817	USD	(631)	CIT
08/11/14	273,000	EUR	364,005	USD	(9,827)	DBK
08/11/14	5,975	USD	20,000	MYR	235	HSB
08/11/14	360,500	EUR	480,049	USD	(13,600)	JPM
08/12/14	784,861	USD	996,930	SGD	14,836	BCB
08/12/14	514,381	USD	651,000	SGD	7,825	DBK
08/12/14	15,430,000	JPY	160,582	USD	8,222	DBK
08/12/14	91,771	USD	51,800,000	CLP	1,398	DBK
08/12/14	41,469	USD	2,528,000	INR	168	DBK
08/12/14	107,000	EUR	143,256	USD	(3,265)	GSC
08/12/14	44,783	USD	2,730,000	INR	181	HSB
08/13/14	112,962	USD	6,890,000	INR	492	HSB
08/18/14	201,575	USD	256,000	SGD	3,779	BCB
08/18/14	235,234	USD	132,460,000	CLP	2,866	DBK
08/18/14	93,656	USD	106,000,000	KRW	11,072	JPM
08/19/14	151,838	USD	192,500	SGD	2,578	DBK
08/19/14	831,019	EUR	3,590,000	PLN	40,660	DBK
08/19/14	51,438,000	JPY	524,038	USD	16,101	DBK
08/19/14	114,822	USD	6,930,000	INR	(869)	DBK
08/19/14	151,467	USD	192,000	SGD	2,548	HSB
08/19/14	396,041	USD	23,887,000	INR	(3,257)	JPM
08/20/14	96,755,000	JPY	997,474	USD	42,038	HSB
08/20/14	86,613	USD	48,300,000	CLP	189	JPM
08/20/14	23,117,000	JPY	237,872	USD	9,596	JPM
08/20/14	46,522,000	JPY	478,486	USD	19,091	JPM
08/20/14	84,372	USD	44,900,000	CLP	(3,679)	MSC
08/21/14	106,466	USD	6,313,000	INR	(2,707)	DBK
08/21/14	761,000	EUR	1,017,301	USD	(24,811)	JPM
08/22/14	23,068,000	JPY	237,913	USD	10,118	BCB
08/25/14	131,855	EUR	176,763	USD	(3,801)	BCB
08/25/14	46,090,000	JPY	474,463	USD	19,318	CIT
08/25/14	22,797,000	JPY	234,571	USD	9,448	DBK
08/25/14	45,752,000	JPY	469,776	USD	17,970	HSB
08/26/14	64,764,000	JPY	658,840	USD	19,283	BCB
08/26/14	434,804	EUR	3,820,973	SEK	(24,219)	DBK
08/26/14	45,992,000	JPY	467,867	USD	13,687	JPM
08/27/14	38,472,000	JPY	389,787	USD	9,866	DBK
08/27/14	160,557	USD	90,490,000	CLP	1,952	DBK
08/27/14	322,990	USD	407,500	SGD	3,893	DBK
08/27/14	318,783	USD	407,500	SGD	8,100	DBK
08/27/14	129,104	USD	7,654,000	INR	(3,480)	DBK
08/27/14	73,808,000	JPY	747,900	USD	19,027	HSB
08/27/14	33,447,000	JPY	339,348	USD	9,050	JPM
08/27/14	327,271	EUR	437,637	USD	(10,538)	JPM
08/28/14	89,147	USD	5,332,333	INR	(1,648)	DBK
08/28/14	165,811	USD	9,920,000	INR	(3,033)	HSB
08/28/14	64,696	USD	3,868,000	INR	(1,226)	JPM
08/28/14	52,296	USD	29,500,000	CLP	677	JPM
08/29/14	51,798	EUR	69,171	USD	(1,763)	DBK
08/29/14	22,848,000	JPY	235,148	USD	9,515	JPM
09/03/14	37,115	USD	2,220,000	INR	(739)	CIT
09/03/14	27,000	EUR	35,756	USD	(1,219)	DBK
09/03/14	59,000	EUR	78,134	USD	(2,665)	DBK
09/03/14	221,653	USD	13,249,000	INR	(4,559)	DBK
09/03/14	91,307	USD	5,460,000	INR	(1,841)	HSB
09/05/14	74,750	EUR	98,647	USD	(3,722)	DBK
09/05/14	165,436	USD	93,885,000	CLP	3,011	DBK
09/05/14	178,650	USD	102,120,000	CLP	4,572	DBK
09/08/14	178,133	USD	101,500,000	CLP	3,917	DBK
09/09/14	43,009	USD	2,586,000	INR	(703)	DBK
09/10/14	551,305	USD	7,354,410	MXN	12,949	HSB
09/15/14	435,914	USD	553,000	SGD	7,700	HSB
09/17/14	343,210	USD	199,920,000	CLP	15,008	DBK

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
09/19/14	33,313	EUR	44,506	USD	$(1,118)	BCB
09/19/14	369,668	USD	468,000	SGD	5,762	HSB
09/22/14	616,157	EUR	823,555	USD	(20,313)	UBS
09/23/14	384,000	EUR	521,019	USD	(4,897)	DBK
09/23/14	156,946	USD	9,556,000	INR	(1,195)	JPM
09/24/14	81,780	EUR	110,710	USD	(1,294)	BCB
09/26/14	94,407	EUR	129,964	USD	665	CIT
09/26/14	179,000	EUR	241,547	USD	(3,609)	DBK
09/26/14	125,578	USD	7,654,000	INR	(927)	DBK
09/30/14	183,992	USD	96,320,000	CLP	(11,653)	DBK
09/30/14	108,141	USD	6,597,333	INR	(813)	DBK
09/30/14	9,763,000	JPY	99,014	USD	2,578	JPM
10/01/14	234,201	USD	769,000	MYR	3,639	HSB
10/01/14	703,514	EUR	6,480,000	SEK	4,892	UBS
10/06/14	182,406	USD	102,330,000	CLP	580	DBK
10/07/14	1,455,084	USD	19,820,860	MXN	62,884	HSB
10/10/14	149,403	USD	83,180,000	CLP	(714)	MSC
10/14/14	903,767	USD	12,237,000	MXN	32,974	DBK
10/15/14	1,260,000	EUR	1,706,740	USD	(19,072)	CIT
10/20/14	1,004,000	EUR	1,363,462	USD	(11,737)	HSB
10/20/14	144,354	USD	467,000	MYR	(125)	JPM
10/22/14	27,530,000	JPY	282,301	USD	10,315	BCB
10/22/14	262,223	USD	841,000	MYR	(2,526)	HSB
10/24/14	146,102	USD	76,119,000	CLP	(10,206)	CIT
10/24/14	195,001	USD	628,000	MYR	(1,107)	DBK
10/24/14	341,000	EUR	470,918	USD	3,835	DBK
10/24/14	129,288	USD	418,635	MYR	(35)	HSB
10/27/14	28,881	EUR	39,764	USD	204	BCB
10/27/14	220,162	EUR	304,591	USD	3,022	BCB
10/31/14	131,019	USD	419,000	MYR	(1,722)	JPM
11/10/14	13,826,020	JPY	140,637	USD	4,017	CIT
11/12/14	22,910,000	JPY	232,353	USD	5,967	HSB
11/13/14	13,582,000	JPY	137,345	USD	3,132	JPM
11/14/14	18,200,000	JPY	183,165	USD	3,318	MSC
11/17/14	19,766,000	JPY	199,616	USD	4,289	CIT
11/17/14	956,000	EUR	1,285,552	USD	(24,048)	CIT
11/17/14	13,769,800	JPY	138,923	USD	2,850	SCB
11/19/14	56,774,000	JPY	568,320	USD	7,269	CIT
11/19/14	45,867,000	JPY	458,854	USD	5,588	DBK
11/19/14	124,307	USD	405,080	MYR	516	DBK
11/20/14	63,773,000	JPY	639,906	USD	9,684	CIT
11/20/14	11,968,000	JPY	120,027	USD	1,756	HSB
11/20/14	69,103	USD	225,000	MYR	224	HSB
11/20/14	18,297,000	JPY	183,426	USD	2,610	JPM
11/20/14	22,904,000	JPY	229,698	USD	3,355	JPM
11/28/14	239,800	USD	136,470,000	CLP	3,075	DBK
11/28/14	124,624	USD	156,500	SGD	930	DBK
12/01/14	63,410	USD	36,150,000	CLP	909	DBK
12/04/14	100,000	EUR	135,466	USD	(1,531)	DBK
12/09/14	202,851	EUR	276,892	USD	(1,014)	HSB
12/09/14	30,600	EUR	41,804	USD	(118)	SCB
12/15/14	89,000	EUR	122,761	USD	828	JPM
12/17/14	401,911	USD	1,323,172	MYR	4,957	JPM
12/19/14	237,183	USD	297,000	SGD	1,093	JPM
12/22/14	46,870,000	JPY	456,963	USD	(6,357)	DBK
12/22/14	280,926	USD	352,000	SGD	1,476	HSB
12/22/14	46,950,000	JPY	457,041	USD	(7,069)	HSB
12/23/14	353,103	USD	441,100	SGD	782	DBK
12/26/14	22,560,000	JPY	217,561	USD	(5,457)	BCB
12/26/14	17,150,000	JPY	165,353	USD	(4,184)	CIT
12/26/14	18,050,000	JPY	174,103	USD	(4,332)	CIT
01/08/15	153,727	USD	515,800	MYR	4,617	DBK
01/08/15	10,873,000	JPY	104,839	USD	(2,659)	GSC
01/08/15	99,260	USD	332,600	MYR	2,844	JPM
01/09/15	53,458	USD	179,000	MYR	1,488	JPM

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
01/12/15	305,978	USD	1,023,987	MYR	$8,278	HSB
01/12/15	16,144	USD	54,000	MYR	429	JPM
01/12/15	184,933	USD	102,000,000	CLP	(4,120)	MSC
01/13/15	9,980,000	JPY	95,420	USD	(3,254)	CIT
01/13/15	3,206,080	EUR	4,357,095	USD	(35,856)	SCB
01/14/15	204,914	EUR	279,790	USD	(984)	CIT
01/14/15	482,000	EUR	658,051	USD	(2,386)	DBK
01/14/15	141,863	EUR	193,927	USD	(454)	JPM
01/14/15	29,920,000	JPY	286,371	USD	(9,458)	SCB
01/15/15	33,230,000	JPY	320,432	USD	(8,127)	BCB
01/15/15	35,690,000	JPY	343,173	USD	(9,708)	HSB
01/15/15	21,600,000	JPY	208,264	USD	(5,304)	JPM
01/16/15	459,600	EUR	628,825	USD	(924)	DBK
01/16/15	10,020,000	JPY	96,936	USD	(2,137)	DBK
01/16/15	32,240	USD	107,000	MYR	588	JPM
01/16/15	45,710,000	JPY	442,401	USD	(9,556)	SCB
01/21/15	190,000	EUR	258,970	USD	(1,376)	BCB
01/22/15	204,914	EUR	278,453	USD	(2,330)	JPM
01/23/15	309,467	USD	171,290,000	CLP	(6,094)	DBK
01/26/15	430,378	USD	242,970,000	CLP	(157)	DBK
01/27/15	362,540	EUR	496,094	USD	(685)	BCB
01/27/15	52,800,000	JPY	510,762	USD	(11,351)	GSC
01/28/15	50,203,538	JPY	491,709	USD	(4,733)	DBK
01/28/15	64,982,551	JPY	634,992	USD	(7,594)	HSB
01/29/15	310,400	EUR	424,371	USD	(966)	CIT
01/30/15	300,000	EUR	410,232	USD	(856)	DBK
01/30/15	302,000	EUR	412,155	USD	(1,674)	DBK
01/30/15	950,000	EUR	1,298,460	USD	(3,317)	DBK
01/30/15	2,140,674	USD	1,552,000	EUR	(13,980)	DBK
02/03/15	820,000	EUR	1,111,469	USD	(12,189)	DBK
02/04/15	160,939	USD	91,220,000	CLP	465	DBK
02/04/15	143,030	USD	484,000	MYR	5,251	JPM
02/09/15	210,000	EUR	284,067	USD	(3,706)	DBK
02/09/15	51,000	EUR	71,081	USD	1,193	GSC
02/10/15	88,939	USD	51,700,000	CLP	2,494	BCB
02/10/15	341,000	EUR	463,913	USD	(3,378)	BCB
02/10/15	454,000	EUR	617,381	USD	(4,760)	CIT
02/10/15	14,673,000	JPY	144,522	USD	(591)	CIT
02/10/15	76,734	EUR	328,000	PLN	1,558	DBK
02/10/15	158,000	EUR	214,897	USD	(1,619)	HSB
02/11/15	76,689	EUR	328,000	PLN	1,614	BCB
02/11/15	389,000	EUR	528,923	USD	(4,147)	BCB
02/12/15	84,605	USD	92,000,000	KRW	6,063	DBK
02/12/15	14,652,000	JPY	143,504	USD	(1,404)	GSC
02/12/15	205,837	USD	118,480,000	CLP	3,664	MSC
02/13/15	566,043	USD	1,927,206	MYR	23,990	DBK
02/13/15	160,000	EUR	218,915	USD	(344)	SCB
02/17/15	1,398,497	USD	19,151,013	MXN	55,757	CIT
02/17/15	307,312	USD	175,690,000	CLP	3,226	CIT
02/17/15	76,766	USD	44,110,000	CLP	1,199	DBK
02/17/15	77,031	EUR	328,000	PLN	1,112	DBK
02/18/15	6,828,270	JPY	67,231	USD	(305)	GSC
02/18/15	151,899	USD	192,000	SGD	2,161	HSB
02/18/15	8,030,000	JPY	79,080	USD	(341)	JPM
02/19/15	144,431	USD	485,000	MYR	3,990	HSB
02/19/15	412,000	EUR	565,023	USD	415	JPM
02/23/15	210,000	EUR	288,992	USD	1,201	GSC
02/23/15	1,139,887	USD	1,228,000,000	KRW	70,245	HSB
02/23/15	101,978	USD	58,250,000	CLP	931	MSC
02/24/15	19,720,000	JPY	193,292	USD	(1,760)	HSB
02/24/15	143,658	USD	82,000,000	CLP	1,198	JPM
02/25/15	54,300	EUR	74,635	USD	220	DBK
02/25/15	19,700,000	JPY	192,268	USD	(2,587)	JPM
02/25/15	173,541	USD	99,500,000	CLP	2,214	MSC
02/26/15	54,600,000	JPY	533,897	USD	(6,165)	BCB

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
02/26/15	192,495	EUR	264,228	USD	$424	BCB
02/26/15	596,604	EUR	819,776	USD	2,161	BCB
02/26/15	143,680	USD	82,530,000	CLP	2,088	DBK
02/26/15	52,556,000	JPY	514,357	USD	(5,487)	SCB
02/26/15	743,770	EUR	1,021,419	USD	2,121	SCB
02/27/15	132,617	EUR	181,327	USD	(418)	BOA
02/27/15	1,865,214	EUR	2,556,649	USD	459	DBK
02/27/15	1,903,503	USD	1,380,000	EUR	(12,277)	DBK
03/03/15	162,038	USD	93,885,000	CLP	3,719	DBK
03/03/15	20,800,000	JPY	204,242	USD	(1,505)	JPM
03/03/15	23,200,000	JPY	227,862	USD	(1,625)	JPM
03/04/15	20,800,000	JPY	203,822	USD	(1,928)	HSB
03/05/15	13,000	EUR	17,922	USD	106	DBK
03/09/15	157,427	EUR	216,187	USD	432	BCB
03/09/15	57,903,900	JPY	566,250	USD	(6,550)	BCB
03/09/15	259,873	EUR	357,130	USD	971	BCB
03/09/15	2,234,628	USD	1,620,000	EUR	(14,399)	DBK
03/09/15	1,620,000	EUR	2,224,179	USD	3,950	DBK
03/09/15	104,000	EUR	142,975	USD	442	HSB
03/10/15	730,071	EUR	1,010,437	USD	9,862	CIT
03/10/15	294,000	EUR	407,183	USD	4,251	MSC
03/13/15	167,848	USD	98,760,000	CLP	6,376	DBK
03/16/15	27,000	EUR	37,417	USD	412	JPM
03/17/15	80,099	EUR	111,698	USD	1,918	BCB
03/17/15	55,874	EUR	77,961	USD	1,382	CIT
03/19/15	77,666,000	JPY	765,077	USD	(3,286)	CIT
03/19/15	29,650,000	JPY	293,652	USD	319	MSC
03/20/15	82,612	USD	48,700,000	CLP	3,252	JPM
03/23/15	45,378	EUR	63,189	USD	994	BCB
03/24/15	28,159,000	JPY	275,755	USD	(2,840)	DBK
03/25/15	28,760,000	JPY	281,547	USD	(2,997)	BCB
03/25/15	13,332,130	JPY	130,656	USD	(1,248)	BCB
03/26/15	142,000	EUR	195,555	USD	929	DBK
03/31/15	22,832	EUR	31,428	USD	134	DBK
03/31/15	47,650	USD	160,000	MYR	1,167	HSB
04/02/15	122,716	EUR	169,158	USD	957	BCB
04/07/15	78,175	EUR	107,925	USD	770	DBK
04/07/15	326,000	EUR	449,694	USD	2,845	DBK
04/10/15	602,000	EUR	829,962	USD	4,779	HSB
04/10/15	30,026	USD	100,000	MYR	462	HSB
04/13/15	121,475	EUR	167,668	USD	1,154	DBK
04/13/15	301,000	EUR	416,051	USD	3,450	SCB
04/14/15	244,000	EUR	338,196	USD	3,726	JPM
04/15/15	12,300,000	JPY	121,510	USD	(214)	CIT
04/16/15	442,601	USD	1,465,895	MYR	4,119	DBK
04/16/15	510,253	EUR	708,542	USD	9,087	HSB
04/16/15	131,446	USD	74,530,000	CLP	(357)	MSC
04/17/15	22,030,000	JPY	216,814	USD	(1,205)	BCB
04/21/15	471,188	USD	1,557,984	MYR	3,416	JPM
04/21/15	13,240,000	JPY	129,851	USD	(1,185)	JPM
04/22/15	119,438	EUR	164,834	USD	1,101	BCB
04/22/15	32,855	EUR	45,453	USD	413	JPM
04/22/15	15,980,000	JPY	156,755	USD	(1,401)	JPM
04/28/15	81,665	USD	47,223,000	CLP	1,298	JPM
04/30/15	84,263	EUR	116,827	USD	1,307	BCB
04/30/15	535,000	EUR	740,365	USD	6,906	SCB
05/05/15	336,531	EUR	466,385	USD	4,999	BCB
05/07/15	32,000	EUR	44,409	USD	536	BCB
05/07/15	75,000	EUR	104,111	USD	1,283	GSC
05/11/15	88,752	USD	52,000,000	CLP	2,488	MSC
05/12/15	14,673,000	JPY	144,887	USD	(373)	CIT
05/13/15	32,000	EUR	44,090	USD	215	GSC
05/13/15	19,620,000	JPY	193,281	USD	(956)	GSC
05/13/15	50,000	EUR	68,900	USD	345	GSC
05/13/15	16,000	EUR	22,009	USD	72	SCB

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
05/13/15	14,666,000	JPY	144,607	USD	$(586)	SCB
05/14/15	14,665,000	JPY	144,271	USD	(914)	CIT
05/14/15	153,000	EUR	210,748	USD	970	GSC
05/18/15	74,624,550	JPY	735,000	USD	(3,830)	BOA
05/19/15	74,602,500	JPY	735,000	USD	(3,622)	BCB
05/19/15	74,400,375	JPY	735,000	USD	(1,620)	BOA
05/19/15	74,514,200	JPY	735,000	USD	(2,748)	CIT
05/19/15	482,011	USD	602,200	SGD	1,394	DBK
05/19/15	74,662,400	JPY	735,000	USD	(4,215)	HSB
05/21/15	154,000	EUR	211,413	USD	251	GSC
05/22/15	62,000	EUR	85,010	USD	(4)	BCB
05/27/15	290,066	EUR	1,238,000	PLN	3,086	MSC
05/29/15	124,676	USD	156,500	SGD	959	DBK
06/04/15	241,950	USD	137,500,000	CLP	(1,248)	BCB
06/05/15	22,710	EUR	30,930	USD	(213)	BCB
06/05/15	77,267	USD	44,100,000	CLP	(74)	MSC
06/09/15	46,300,000	JPY	453,335	USD	(5,201)	CIT
06/09/15	69,400,000	JPY	679,440	USD	(7,869)	HSB
06/10/15	62,600,000	JPY	613,079	USD	(6,893)	BCB
06/10/15	45,210,000	JPY	442,100	USD	(5,647)	CIT
06/10/15	46,500,000	JPY	454,714	USD	(5,809)	CIT
06/10/15	133,550	EUR	182,469	USD	(680)	DBK
06/10/15	66,670,000	JPY	653,182	USD	(7,099)	HSB
06/11/15	91,787	EUR	384,000	PLN	(1,629)	CIT
06/11/15	22,100,000	JPY	216,370	USD	(2,505)	DBK
06/11/15	61,770,000	JPY	604,628	USD	(7,133)	JPM
06/12/15	469,608	EUR	1,967,000	PLN	(7,606)	DBK
06/15/15	69,000	EUR	93,521	USD	(1,109)	DBK
06/17/15	17,886,000	JPY	175,815	USD	(1,340)	CIT
06/17/15	26,000,000	JPY	255,602	USD	(1,919)	JPM
06/22/15	46,960,000	JPY	461,161	USD	(3,994)	DBK
					$51,090

At June 30, 2014, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	05/09/24	$4,260,000	$—	$(36,678)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.388%	CIT	05/09/44	2,028,000	—	(31,992)
Net unrealized appreciation (depreciation)				$—	$(68,670)

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Rate represents annualized yield at date of purchase.

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(e)  Variable rate security.

(f)  Step rate security.

(g)  At June 30, 2014 the cost of securities for federal income tax purposes was $119,971,946. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$8,638,736
Gross unrealized depreciation	(1,274,443)
Net unrealized appreciation	$7,364,293

SFT Advantus International Bond Fund
Investments in Securities – continued

Currency Legend

BRL  Brazilian Real

CAD  Canadian Dollar

CLP  Chilean Peso

EUR  Euro

HUF  Hungarian Forint

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

LKR  Sri Lankan Rupee

MXN  Mexican Peso

MYR  Malaysian Ringgit

PHP  Philippine Peso

PLN  Polish Zloty

SEK  Swedish Krona

SGD  Singapore Dollar

USD  United States Dollar

Counterparty Legend

BCB  Barclays Bank PLC

BOA  Bank of America Merrill Lynch

CIT  Citibank NA

DBK  Deutsche Bank AG

GSC  Goldman Sachs

HSB  HSBC Bank PLC

JPM  JPMorgan Chase Bank NA

MSC  Morgan Stanley and Co., Inc.

SCB  Standard Chartered Bank

UBS  UBS AG

See accompanying notes to financial statements.

SFT Advantus Managed Volatility Fund
Investments in Securities

June 30, 2014
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (33.0%)
Government Obligations (4.6%)
U.S. Government Agencies and Obligations (4.6%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.3%)
Federal Home Loan Mortgage Corp., 3.000%, 09/01/43	$242,383	$239,387
Federal National Mortgage Association (FNMA) (1.8%)
3.000%, 04/01/43	373,083	368,998
3.000%, 05/01/43	186,493	184,451
3.000%, 06/01/43	473,888	468,698
3.500%, 08/01/42	221,926	228,866
3.500%, 02/01/43	231,384	239,195
		1,490,208
U.S. Treasury (2.5%)
U.S. Treasury Note
0.125%, 04/30/15 (b)	1,000,000	1,000,195
0.625%, 04/30/18 (b)	1,000,000	976,406
		1,976,601
Total government obligations (cost: $3,688,360)		3,706,196
Corporate Obligations (28.4%)
Basic Materials (0.6%)
Mining (0.6%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (c)	250,000	249,637
Rio Tinto Finance USA, Ltd., 3.750%, 09/20/21 (c)	250,000	263,301
		512,938
Communications (2.0%)
Cable/Satellite TV (0.7%)
Comcast Corp., 4.650%, 07/15/42	250,000	259,197
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., 4.600%, 02/15/21	250,000	272,958
		532,155
Media (0.4%)
Viacom, Inc., 5.625%, 09/15/19	250,000	288,283
Telephone — Integrated (0.6%)
AT&T, Inc., 4.350%, 06/15/45	250,000	236,979
Verizon Communications, Inc., 5.550%, 02/15/16	250,000	269,386
		506,365
	Principal	Value(a)
Wireless Telecommunication Services (0.3%)
Rogers Communications, Inc., 4.100%, 10/01/23 (c)	$250,000	$260,624
Consumer Cyclical (1.3%)
Retail (1.3%)
Target Corp., 3.500%, 07/01/24	750,000	758,462
Wal-Mart Stores, Inc., 1.950%, 12/15/18	250,000	252,619
		1,011,081
Consumer Staples (0.6%)
Beverages (0.6%)
The Coca-Cola Co., 3.200%, 11/01/23 (b)	500,000	505,386
Consumer, Non-cyclical (1.6%)
Commercial Service — Finance (0.3%)
Moody's Corp., 4.875%, 02/15/24	250,000	267,599
Drugstore Chains (0.3%)
CVS Pass-Through Trust, 6.943%, 01/10/30	211,059	255,119
Food (0.4%)
ConAgra Foods, Inc., 5.819%, 06/15/17	250,000	280,953
Pharmaceuticals (0.6%)
Novartis Capital Corp., 3.400%, 05/06/24	500,000	506,428
Energy (4.5%)
Oil, Gas & Consumable Fuels (2.5%)
Apache Corp., 3.250%, 04/15/22	181,000	186,174
Chevron Corp., 3.191%, 06/24/23	250,000	253,915
EOG Resources, Inc., 2.625%, 03/15/23	250,000	241,259
Rowan Cos., Inc., 4.750%, 01/15/24	500,000	529,014
Total Capital International SA, 3.750%, 04/10/24 (c)	750,000	780,706
		1,991,068
Pipelines (2.0%)
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	291,415
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	288,800
Plains All American Pipeline L.P./ PAA Finance Corp., 3.850%, 10/15/23	250,000	256,802
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	259,510
Williams Partners L.P., 4.300%, 03/04/24	500,000	521,449
		1,617,976

See accompanying notes to financial statements.

SFT Advantus Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Financial (7.3%)
Banks (3.7%)
Bank of America Corp., 5.700%, 01/24/22	$250,000	$290,096
Bank of Montreal, 2.375%, 01/25/19 (c)	250,000	254,072
Capital One Financial Corp., 4.750%, 07/15/21	250,000	278,123
Citigroup, Inc., 5.300%, 01/07/16	250,000	266,642
Discover Bank, 4.250%, 03/13/26	500,000	519,335
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	278,637
JPMorgan Chase & Co., 4.500%, 01/24/22	250,000	273,935
PNC Bank NA, 3.800%, 07/25/23	250,000	258,935
SunTrust Bank, 2.750%, 05/01/23	250,000	239,983
Wells Fargo & Co., 5.125%, 09/15/16	250,000	272,958
		2,932,716
Insurance (1.3%)
Assured Guaranty US Holdings, 5.000%, 07/01/24	500,000	497,022
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	250,000	259,117
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	264,771
		1,020,910
Real Estate Investment Trust — Shopping Centers (0.3%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	267,580
Real Estate Investment Trust — Single Tenant (1.0%)
Realty Income Corp., 5.950%, 09/15/16	250,000	275,818
Tanger Properties L.P., 3.875%, 12/01/23	500,000	510,025
		785,843
Real Estate Investment Trust — Storage (0.7%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	518,585
Specialized REIT's (0.3%)
HCP, Inc., 4.250%, 11/15/23	250,000	259,851
Health Care (2.6%)
Biotechnology (0.4%)
Amgen, Inc., 5.700%, 02/01/19	250,000	289,226
	Principal	Value(a)
Health Care Equipment & Supplies (0.3%)
St Jude Medical, Inc., 4.750%, 04/15/43	$250,000	$256,696
Health Care Providers & Services (0.6%)
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	253,307
UnitedHealth Group, Inc., 2.750%, 02/15/23	250,000	242,298
		495,605
Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	503,154
Mylan, Inc., 4.200%, 11/29/23	500,000	516,088
		1,019,242
Industrials (3.4%)
Aerospace & Defense (1.6%)
BAE Systems Holdings, Inc., 5.200%, 08/15/15 (d)	250,000	261,472
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	518,340
Textron, Inc., 4.300%, 03/01/24	500,000	517,766
		1,297,578
Machinery (1.0%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23	750,000	781,605
Road & Rail (0.3%)
The Kansas City Southern Railway Co., 4.300%, 05/15/43	250,000	237,316
Transportation (0.5%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	361,204
Information Technology (1.3%)
Communications Equipment (0.7%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	522,935
IT Services (0.6%)
The Western Union Co., 3.350%, 05/22/19	500,000	509,956
Materials (0.3%)
Chemicals (0.3%)
The Mosaic Co., 5.450%, 11/15/33	200,000	224,107
Transportation (1.6%)
Airlines (0.3%)
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	250,000	260,410

See accompanying notes to financial statements.

SFT Advantus Managed Volatility Fund
Investments in Securities – continued

	Shares/ Principal	Value(a)
Transport — Rail (1.3%)
Norfolk Southern Corp., 3.850%, 01/15/24	$500,000	$520,379
Union Pacific Corp., 3.750%, 03/15/24	500,000	523,871
		1,044,250
Utilities (1.3%)
Electric Utilities (0.7%)
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	254,304
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	250,357
		504,661
Electric — Integrated (0.3%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	257,549
Multi — Utilities (0.3%)
Dominion Gas Holdings LLC, 3.550%, 11/01/23 (d)	250,000	254,854
Total corporate obligations (cost: $22,253,850)		22,638,654
Total long-term debt securities (cost: $25,942,210)		26,344,850
Mutual Funds (19.0%)
Investment Companies (19.0%)
SFT Advantus Index 500 Fund (e)	2,081,359	15,193,261
Total mutual funds (cost: $12,000,000)		15,193,261
Short-Term Securities (47.6%)
Investment Companies (47.6%)
Dreyfus Treasury Cash Management Fund, current rate 0.010%	37,955,663	37,955,663
Total short-term securities (cost: $37,955,663)		37,955,663
Total investments in securities (cost: $75,897,873) (f)		79,493,774
Cash and other assets in excess of liabilities (0.4%)		328,730
Total net assets (100.0%)		$79,822,504

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2014, securities with an aggregate market value of $2,178,755 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	September 2014	8	Short	$(1,454)
S&P 500 E-Mini Index Future	September 2014	7	Long	5,484
S&P 500 Index Future	September 2014	91	Long	358,031
		106		$362,061

(c)  Foreign security: The Fund held 2.3% of net assets in foreign securities at June 30, 2014.

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(e)  Affiliated security. (See Note 8.)

(f)  At June 30, 2014 the cost of securities for federal income tax purposes was $75,897,873. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$3,788,057
Gross unrealized depreciation	(192,156)
Net unrealized appreciation	$3,595,901

See accompanying notes to financial statements.

SFT Advantus Money Market Fund
Investments in Securities

June 30, 2014
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Commercial Paper (22.6%)
Communications (0.3%)
Media (0.3%)
The Walt Disney Co., 0.071%, 07/15/14 (b) (c)	$300,000	$299,992
Consumer Staples (7.2%)
Beverages (2.1%)
The Coca-Cola Co., 0.061%, 07/09/14 (b) (c)	500,000	499,993
0.061%, 07/22/14 (b) (c)	450,000	449,984
0.071%, 07/17/14 (b) (c)	850,000	849,974
		1,799,951
Food & Staples Retailing (2.8%)
Wal-Mart Stores, Inc., 0.061%, 07/07/14 (b) (c)	2,351,000	2,350,977
Personal Care (2.3%)
Proctor & Gamble Co., 0.081%, 07/16/14 (b) (c)	2,000,000	1,999,933
Energy (2.3%)
Oil & Gas (2.3%)
Schlumberger Investment, 0.101%, 08/29/14 (b) (c)	2,000,000	1,999,672
Financial (4.1%)
Banks (4.1%)
Bank of Nova Scotia, 0.081%, 07/08/14 (c)	1,000,000	999,984
0.082%, 07/09/14 (c)	2,500,000	2,499,956
		3,499,940
Health Care (5.3%)
Pharmaceuticals (5.3%)
Abbott Laboratories, 0.081%, 07/17/14 (b) (c)	1,000,000	999,964
Roche Holdings, Inc., 0.071%, 08/12/14 (b) (c)	500,000	499,959
0.081%, 08/05/14 (b) (c)	2,000,000	1,999,845
0.101%, 08/07/14 (b) (c)	1,100,000	1,099,887
		4,599,655
Industrials (3.4%)
Machinery (3.4%)
Parker-Hannifin Corp.
0.071%, 07/08/14 (b) (c)	1,000,000	999,987
0.081%, 07/14/14 (b) (c)	900,000	899,974
Siemens Capital Co. LLC, 0.081%, 07/28/14 (b) (c)	1,000,000	999,940
		2,899,901
Total commercial paper (cost: $19,450,021)		19,450,021
	Principal	Value(a)
Certificate of Deposit (4.4%)
Financial (4.4%)
Financial Services (4.4%)
Wells Fargo Bank NA, 0.222%, 11/14/14 (d)	$3,750,000	$3,750,000
Total certificates of deposit (cost: $3,750,000)		3,750,000
Corporate Bonds & Notes (16.1%)
Consumer Staples (4.6%)
Food & Staples Retailing (4.6%)
Target Corp., 0.398%, 07/18/14 (d)	3,925,000	3,925,399
Financial (5.6%)
Finance-Auto Loans (3.8%)
American Honda Finance Corp. 0.230%, 12/05/14 (d)	2,250,000	2,250,000
0.230%, 06/04/15 (d)	1,000,000	1,000,000
		3,250,000
Insurance (1.8%)
New York Life Global Funding, 1.300%, 01/12/15 (e)	1,515,000	1,523,234
Industrials (4.4%)
Machinery (4.4%)
John Deere Capital Corp., 0.330%, 10/08/14 (d)	3,793,000	3,794,151
Utilities (1.5%)
Electric Utilities (1.5%)
Southern California Edison Co., 0.285%, 10/01/14 (d)	1,335,000	1,335,000
Total corporate bonds & notes (cost: $13,827,784)		13,827,784
U.S. Government Obligations (24.7%)
Discount Notes (24.7%)
Farmer Mac, 0.071%, 07/25/14 (c)	1,000,000	999,953
Federal Farm Credit Bank 0.046%, 07/08/14 (c)	2,000,000	1,999,982
0.051%, 09/05/14 (c)	2,000,000	1,999,817
Federal Home Loan Bank 0.041%, 07/22/14 (c)	1,600,000	1,599,962
0.046%, 07/11/14 (c)	2,000,000	1,999,975
0.061%, 08/06/14 (c)	1,000,000	999,940
0.061%, 08/20/14 (c)	1,000,000	999,917
0.071%, 07/22/14 (c)	1,150,000	1,149,953
Federal Home Loan Mortgage Corporation (FHLMC) 0.061%, 07/28/14 (c)	1,000,000	999,955
0.061%, 08/01/14 (c)	1,000,000	999,948

See accompanying notes to financial statements.

SFT Advantus Money Market Fund
Investments in Securities – continued

	Principal	Value(a)
Federal National Mortgage Association (FNMA) 0.041%, 07/02/14 (c)	$1,900,000	$1,899,998
0.051%, 07/03/14 (c)	800,000	799,998
0.051%, 07/23/14 (c)	2,000,000	1,999,939
0.061%, 07/23/14 (c)	1,150,000	1,149,958
0.071%, 07/29/14 (c)	500,000	499,973
0.071%, 08/01/14 (c)	1,100,000	1,099,934
Total U.S. government obligations (cost: $21,199,202)		21,199,202
Other Short-Term Investments (10.3%)
Asset Backed Securities (10.3%)
Ally Auto Receivables Trust, 0.210%, 03/20/15	422,306	422,306
AmeriCredit Automobile Receivables Trust, 0.210%, 03/09/15	367,092	367,092
0.210%, 06/08/15	1,245,000	1,245,000
ARI Fleet Lease Trust, 0.250%, 04/15/15 (e)	951,031	951,031
Direct Capital Funding LLC, 0.700%, 09/20/14 (e)	46,759	46,759
Enterprise Fleet Financing LLC, 0.250%, 02/20/15 (e)	342,029	342,029
Great America Leasing Receivables, 0.250%, 03/15/15 (e)	727,738	727,738
Hyundai Auto Receivables Trust, 0.180%, 05/15/15	687,934	687,934
Mercedes-Benz Auto Lease Trust, 0.260%, 12/15/14	130,677	130,677
Nissan Auto Receivables Owner Trust, 0.230%, 12/15/14	156,433	156,433
Santander Drive Auto Receivables Trust 0.270%, 01/15/15	279,432	279,432
0.250%, 06/15/15	600,000	600,000
Tidewater Auto Receivables Trust, 0.400%, 06/15/15 (e)	680,000	680,000
Volkswagen Auto Lease Trust, 0.200%, 02/20/15	119,113	119,113
Volkswagen Auto Loan Enhanced Trust, 0.190%, 05/20/15	642,163	642,163
Volvo Financial Equipment LLC, 0.210%, 03/16/15 (e)	609,786	609,786
Westlake Automobile Receivables Trust, 0.350%, 06/15/15 (e)	849,448	849,448
Total other short-term investments (cost: $8,856,941)		8,856,941
	Shares	Value(a)
Investment Companies (22.0%)
BlackRock Liquidity Funds T-Fund Portfolio, current rate 0.010%	2,000,000	$2,000,000
Federated Government Obligations Fund, current rate 0.010%	4,000,000	4,000,000
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	3,000,000	3,000,000
STIT-Government & Agency Portfolio, current rate 0.030%	4,000,000	4,000,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	4,190,806	4,190,806
Wells Fargo Government Institutional Money Market Fund, current rate 0.010%	1,707,859	1,707,859
Total investment companies (cost: $18,898,665)		18,898,665
Total investments in securities (cost: $85,982,613) (f)		85,982,613
Liabilities in excess of cash and other assets (-0.1%)		(122,801)
Total net assets (100.0%)		$85,859,812

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Trustees. In the aggregate such securities represent 18.6% of the Fund's net assets as of June 30, 2014.

(c)  Rate represents annualized yield at date of purchase.

(d)  Variable rate security.

(e)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(f)  Also represents the cost of securities for federal income tax purposes at June 30, 2014.

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities

June 30, 2014
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.5%)
Government Obligations (85.4%)
Other Government Obligations (0.2%)
Provincial or Local Government Obligation (0.2%)
Utility Debt Securitization Authority, 3.435%, 12/15/25	$150,000	$156,567
U.S. Government Agencies and Obligations (85.2%)
Export-Import Bank of the United States (1.0%)
DY7 Leasing LLC, 2.578%, 12/10/25	239,583	241,169
Export Leasing 2009 LLC, 1.859%, 08/28/21	187,773	187,834
Helios Leasing I LLC 1.825%, 05/16/25	138,733	133,781
2.018%, 05/29/24	220,872	217,287
Union 16 Leasing LLC, 1.863%, 01/22/25	226,334	219,710
		999,781
Federal Farm Credit Bank (0.5%)
Federal Farm Credit Bank, 2.990%, 02/04/28	550,000	510,709
Federal Home Loan Mortgage Corporation (FHLMC) (15.6%)
2.500%, 03/01/28	263,732	267,981
2.500%, 04/01/28	439,451	446,530
2.550%, 11/21/25	200,000	182,449
3.000%, 08/01/42	198,561	196,410
3.000%, 12/01/42	377,309	373,222
3.000%, 01/01/43	458,885	454,056
3.000%, 02/01/43	1,084,873	1,075,138
3.000%, 04/01/43	1,406,738	1,392,366
3.500%, 10/01/25	255,361	270,678
3.500%, 05/01/32	484,901	507,054
3.500%, 01/01/42	404,321	417,300
3.500%, 03/01/42	1,651,306	1,700,482
3.500%, 08/01/42	441,991	455,158
3.974%, 01/25/21 (d)	200,000	219,262
4.000%, 09/01/40	553,145	587,638
4.000%, 03/01/41	671,472	714,446
4.500%, 04/01/23	88,243	95,527
4.500%, 09/01/40	454,057	491,827
4.500%, 01/01/41	707,170	768,123
4.500%, 03/01/41	616,683	672,309
5.000%, 03/01/23	92,470	102,332
5.000%, 05/01/29	94,145	104,461
5.000%, 08/01/35	119,021	132,039
5.000%, 11/01/35	105,225	116,447
5.000%, 11/01/39	975,525	1,099,411
5.000%, 03/01/40	602,694	681,347
5.500%, 06/01/20	117,941	127,827
5.500%, 10/01/20	242,806	257,799
5.500%, 11/01/23	230,372	257,436
5.500%, 05/01/34	315,193	359,685
	Principal	Value(a)
6.000%, 09/01/22	$171,314	$188,899
6.000%, 11/01/33	329,736	374,889
6.250%, 12/15/23	156,886	174,526
6.500%, 11/01/32	80,013	90,202
		15,355,256
Federal National Mortgage Association (FNMA) (53.3%)
2.500%, 03/01/27	783,059	796,526
2.500%, 11/01/27	361,651	365,867
2.500%, 03/01/28	784,211	797,642
3.000%, 09/01/22	350,618	366,726
3.000%, 11/01/27	382,860	398,190
3.000%, 06/01/28	452,277	470,542
3.000%, 03/01/42	198,525	196,351
3.000%, 09/01/42	268,865	266,327
3.000%, 03/01/43	186,150	184,450
3.000%, 04/01/43	757,512	749,216
3.000%, 07/01/44 (e)	4,230,000	4,178,779
3.140%, 08/01/15	1,500,000	1,534,449
3.500%, 11/01/25	135,370	143,866
3.500%, 01/01/26	318,529	338,521
3.500%, 07/01/29 (e)	675,000	715,395
3.500%, 12/01/32	430,840	451,758
3.500%, 11/01/40	353,650	365,244
3.500%, 01/01/41	647,934	668,060
3.500%, 02/01/41	1,411,369	1,455,100
3.500%, 11/01/41	611,320	631,000
3.500%, 12/01/41	1,261,899	1,300,998
3.500%, 01/01/42	2,973,001	3,065,118
3.500%, 05/01/42	827,097	852,785
3.500%, 08/01/42	790,055	814,765
3.500%, 02/01/43	925,537	956,778
3.500%, 03/01/43	450,215	464,983
3.500%, 05/01/43	1,593,319	1,643,867
3.500%, 07/01/44 (e)	3,070,000	3,160,181
4.000%, 06/25/23	325,141	345,568
4.000%, 12/01/40	335,381	356,432
4.000%, 04/01/41	217,328	231,473
4.000%, 06/01/42	1,634,041	1,737,564
4.000%, 09/01/43	1,140,821	1,212,426
4.000%, 10/01/43	1,937,589	2,067,276
4.000%, 01/01/44	439,999	469,402
4.000%, 07/01/44 (e)	500,000	530,625
4.500%, 04/01/21	9,139	9,713
4.500%, 11/01/23	85,850	93,014
4.500%, 04/01/25	210,686	225,781
4.500%, 05/01/35	541,713	587,943
4.500%, 07/01/35	420,791	457,260
4.500%, 09/01/37	481,804	523,406
5.000%, 05/01/18	170,948	181,836
5.000%, 10/01/20	101,846	109,991
5.000%, 06/25/23	345,849	377,948
5.000%, 10/25/33	41,157	42,011
5.000%, 11/01/33	441,897	492,808
5.000%, 03/01/34	1,013,402	1,128,838
5.000%, 05/01/34	107,840	120,203
5.000%, 12/01/34	91,366	101,895
5.000%, 04/01/35	144,079	160,410
5.000%, 07/01/35	899,015	1,001,462
5.000%, 03/01/38	249,636	277,864

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities – continued

	Principal	Value(a)
5.000%, 06/01/39	$357,815	$404,670
5.000%, 12/01/39	484,269	549,176
5.000%, 06/01/40	195,299	219,366
5.000%, 04/01/41	361,316	406,976
5.500%, 02/01/18	98,254	104,369
5.500%, 03/01/18	206,683	219,508
5.500%, 08/01/23	144,837	162,042
5.500%, 02/01/24	182,061	204,162
5.500%, 04/01/33	497,801	564,507
5.500%, 05/01/33	39,543	44,402
5.500%, 01/01/34	104,502	117,548
5.500%, 02/01/34	66,590	74,909
5.500%, 04/01/34	191,179	214,559
5.500%, 05/01/34	28,342	31,708
5.500%, 09/01/34	321,006	362,428
5.500%, 10/01/34	161,739	182,374
5.500%, 01/01/35	257,549	291,078
5.500%, 02/01/35	420,726	476,699
5.500%, 06/01/35	25,343	28,473
5.500%, 08/01/35	144,169	162,100
5.500%, 10/01/35	87,082	99,265
5.500%, 11/01/35	26,835	30,022
5.500%, 09/01/36	369,655	415,283
5.500%, 05/01/38	12,215	13,666
6.000%, 09/01/32	36,046	41,205
6.000%, 10/01/32	551,479	630,293
6.000%, 11/01/32	480,060	548,784
6.000%, 03/01/33	522,661	597,940
6.000%, 04/01/33	119,416	135,418
6.000%, 12/01/33	130,362	147,850
6.000%, 08/01/34	132,257	149,874
6.000%, 09/01/34	75,927	86,066
6.000%, 11/01/34	39,671	44,983
6.000%, 12/01/34	341,680	387,643
6.000%, 11/01/36	55,792	62,870
6.000%, 01/01/37	480,899	542,883
6.000%, 08/01/37	116,373	130,950
6.000%, 09/01/37	176,792	201,321
6.000%, 12/01/37	95,886	107,896
6.000%, 12/01/38	213,817	241,143
6.500%, 11/01/23	102,135	113,158
6.500%, 02/01/32	409,104	468,080
6.500%, 04/01/32	140,299	161,634
6.500%, 05/01/32	46,669	53,983
6.500%, 07/01/32	538,283	626,256
6.500%, 09/01/32	5,462	6,166
6.500%, 09/01/34	24,736	27,945
6.500%, 11/01/34	18,371	21,006
6.500%, 03/01/35	214,851	244,686
6.500%, 02/01/36	64,392	72,797
6.500%, 09/01/37	268,748	303,025
7.000%, 09/01/31	207,381	243,650
7.000%, 11/01/31	35,914	42,328
7.000%, 02/01/32	138,240	161,547
7.000%, 07/01/32	23,397	26,507
7.000%, 10/01/37	17,251	18,584
7.500%, 07/25/22	226,808	257,826
7.500%, 04/01/31	61,516	70,177
		52,532,397
Government National Mortgage Association (GNMA) (14.1%)
0.000%, 03/16/42 (d) (f) (g)	1,283,101	13
0.309%, 03/16/34 (d) (f)	782,484	1,180
	Principal	Value(a)
0.347%, 06/17/45 (d) (f)	$1,370,735	$17,748
0.643%, 07/16/40 (d) (f)	592,821	10,411
3.000%, 09/20/42	884,167	895,245
3.000%, 07/01/44 (e)	3,250,000	3,274,375
3.250%, 04/20/33	248,732	251,832
3.500%, 11/15/40	179,787	187,308
3.500%, 10/20/43	722,857	754,159
4.000%, 07/20/31	653,309	690,155
4.000%, 12/20/40	1,532,599	1,645,165
4.000%, 01/15/41	133,361	142,682
4.000%, 02/15/41	750,144	803,031
4.000%, 10/15/41	720,448	770,800
4.500%, 06/15/40	590,575	646,365
5.000%, 05/15/33	213,338	236,739
5.000%, 12/15/39	144,000	160,754
5.000%, 01/15/40	1,557,668	1,725,867
5.000%, 07/15/40	1,009,255	1,111,615
5.500%, 07/15/38	239,379	268,519
5.500%, 10/15/38	281,463	319,912
		13,913,875
U.S. Treasury (0.6%)
U.S. Treasury Note
0.875%, 05/15/17	100,000	100,133
2.500%, 05/15/24	465,000	464,346
		564,479
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	103,215	116,249
Total government obligations (cost: $82,501,275)		84,149,313
Asset-Backed Securities (5.0%)
ABFS Mortgage Loan Trust, 7.490%, 12/25/31 (h)	190,815	168,586
Ally Auto Receivables Trust, 2.900%, 05/15/17 (i)	140,000	141,286
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	120,000	124,028
Cabela's Master Credit Card Trust, 2.710%, 02/17/26 (i)	500,000	488,309
CarMax Auto Owner Trust, 1.950%, 09/16/19	325,000	326,936
CenterPoint Energy Transition Bond Co. IV LLC, 3.028%, 10/15/25	600,000	605,973
Countryplace Manufactured Housing Contract Trust, 4.800%, 12/15/35 (d) (g) (i)	362,661	372,094
Credit-Based Asset Servicing and Securitization LLC, 5.970%, 10/25/36 (d) (h) (i)	85,546	85,482
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (g) (i) (j)	199,164	196,336
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	200,000	198,329
Ford Credit Auto Owner Trust, 3.220%, 03/15/16	270,000	270,915

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities – continued

	Principal	Value(a)
Huntington Auto Trust, 1.370%, 05/15/18	$165,000	$166,718
Origen Manufactured Housing 5.460%, 11/15/35 (d)	350,754	360,892
5.910%, 01/15/37	550,000	572,249
Santander Drive Auto Receivables Trust, 3.500%, 06/15/18	250,000	259,762
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (i)	496,938	499,967
Vanderbilt Mortgage Finance, 6.210%, 05/07/26	60,342	61,740
Total asset-backed securities (cost: $4,830,335)		4,899,602
Other Mortgage-Backed Securities (7.4%)
Collateralized Mortgage Obligations/ Mortgage Revenue Bonds (0.3%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	222,436	211,467
BHN I Mortgage Fund 1.000%, 03/25/15 (d) (g) (i) (j) (k) (l)	10,000	—
7.540%, 05/31/17 (g) (i) (j) (k) (l)	425	—
7.916%, 07/01/15 (g) (i) (j) (k) (l)	50,980	—
Prudential Home Mortgage Securities 7.900%, 04/28/22 (i)	59,623	52,966
7.923%, 09/28/24 (d) (i)	2,527	2,111
Structured Adjustable Rate Mortgage Loan Trust, 4.952%, 11/25/35 (d)	298,791	5,310
Structured Asset Mortgage Investments, Inc., 1.996%, 05/02/30 (d)	12,356	4,581
		276,435
Commercial Mortgage-Backed Securities (7.1%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (i)	363,090	378,672
Citigroup Commercial Mortgage Trust, 3.008%, 01/12/30 (d) (i)	130,000	131,520
Connecticut Avenue Securities, 1.102%, 05/25/24 (d)	345,278	345,678
CSMC Mortgage Backed Trust, 2.000%, 04/15/27 (d) (i)	665,000	666,943
Extended Stay America Trust, 2.295%, 12/05/31 (i)	300,000	291,420
Hometown Commercial Mortgage, 5.506%, 11/11/38 (g) (i)	401,483	324,852
Irvine Core Office Trust, 2.068%, 05/15/48 (i)	452,937	448,891
JPMBB Commercial Mortgage Securities Trust, 3.997%, 04/15/47	500,000	528,091
JPMorgan Chase Commercial Mortgage Securities Corp., 2.196%, 12/05/27 (d) (f) (g) (i)	3,570,957	329,910
7.151%, 12/05/27 (i)	125,000	150,972
	Shares/ Principal	Value(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 4.064%, 02/15/47	$500,000	$530,390
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (i)	150,000	151,252
Multi Security Asset Trust 5.270%, 11/28/35 (g) (i)	375,000	390,176
5.880%, 11/28/35 (d) (g) (i)	990,000	1,008,886
Queens Center Mortgage Trust 2013-QC, 3.275%, 01/11/37 (i)	387,391	381,205
TimberStar Trust, 5.668%, 10/15/36 (i)	350,000	381,287
WF-RBS Commercial Mortgage Trust, 4.045%, 03/15/47	500,000	526,650
		6,966,795
Total other mortgage-backed securities (cost: $7,604,932)		7,243,230
Corporate Obligations (0.7%)
Communications (0.2%)
Telecommunication (0.2%)
SBA Tower Trust, 2.240%, 04/16/18 (i)	220,000	218,288
Financial (0.5%)
Real Estate Investment Trust — Office Property (0.5%)
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.000%, 02/06/17 (i)	500,000	501,203
Total corporate obligations (cost: $907,646)		719,491
Total long-term debt securities (cost: $95,656,416)		97,011,636
Short-Term Securities (13.9%)
U.S. Government Obligations (0.2%)
U.S. Treasury Bill, 0.057%, 09/25/14 (b) (c)	150,000	149,990
Investment Companies (13.7%)
Dreyfus Treasury Cash Management Fund, current rate 0.010% (m)	5,740,328	5,740,328
STIT-Government & Agency Portfolio, current rate 0.010% (m)	7,800,000	7,800,000
		13,540,328
Total short-term securities (cost: $13,690,308)		13,690,318
Total investments in securities (cost: $109,346,724) (n)		110,701,954
Liabilities in excess of cash and other assets (-12.4%)		(12,183,642)
Total net assets (100.0%)		$98,518,312

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Rate represents annualized yield at date of purchase.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2014, securities with an aggregate market value of $99,993 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	September 2014	26	Long	$1,165
		26		$1,165

(d)  Variable rate security.

(e)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2014 the total cost of investments issued on a when-issued or forward commitment basis was $11,754,782.

(f)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(g)  Illiquid security. (See Note 5.)

(h)  Step rate security.

(i)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(j)  Foreign security: The Fund held 0.2% of net assets in foreign securities at June 30, 2014.

(k)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(l)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(m)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2014.

(n)  At June 30, 2014 the cost of securities for federal income tax purposes was $110,086,100. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,407,519
Gross unrealized depreciation	(1,791,665)
Net unrealized appreciation	$615,854

See accompanying notes to financial statements.

SFT Advantus Real Estate Securities Fund
Investments in Securities

June 30, 2014
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.2%)
Consumer Discretionary (0.9%)
Hotels, Restaurants & Leisure (0.9%)
Marriott International, Inc. — Class A	19,900	$1,275,590
Financial (96.5%)
Diversified REIT's (6.3%)
Cousins Properties, Inc.	162,600	2,024,370
Vornado Realty Trust	62,486	6,669,131
		8,693,501
Industrial REIT's (6.5%)
DCT Industrial Trust, Inc.	318,400	2,614,064
EastGroup Properties, Inc.	29,195	1,875,195
ProLogis, Inc.	109,181	4,486,247
		8,975,506
Office REIT's (16.0%)
Alexandria Real Estate Equities, Inc.	33,300	2,585,412
BioMed Realty Trust, Inc.	68,000	1,484,440
Boston Properties, Inc.	50,483	5,966,081
Douglas Emmett, Inc.	71,847	2,027,522
Duke Realty Corp.	198,300	3,601,128
Kilroy Realty Corp.	20,936	1,303,894
SL Green Realty Corp.	46,671	5,106,274
		22,074,751
Residential REIT's (20.0%)
AvalonBay Communities, Inc.	49,426	7,027,883
Camden Property Trust	49,800	3,543,270
Education Realty Trust, Inc.	137,900	1,481,046
Equity Residential	72,800	4,586,400
Essex Property Trust, Inc.	30,016	5,550,259
Mid-America Apartment Communities, Inc.	38,104	2,783,497
UDR, Inc.	89,600	2,565,248
		27,537,603
Retail REIT's (24.6%)
Acadia Realty Trust	87,236	2,450,459
DDR Corp.	175,300	3,090,539
Federal Realty Investment Trust	25,400	3,071,368
General Growth Properties, Inc.	154,400	3,637,664
Glimcher Realty Trust	129,700	1,404,651
Kimco Realty Corp.	134,800	3,097,704
Kite Realty Group Trust	22,400	137,536
Retail Properties of America, Inc. — Class A	90,600	1,393,428
Simon Property Group, Inc.	80,179	13,332,164
Taubman Centers, Inc.	23,000	1,743,630
The Macerich Co.	7,369	491,881
		33,851,024
	Shares	Value(a)
Specialized REIT's (23.1%)
CubeSmart	89,521	$1,640,025
Extra Space Storage, Inc.	62,100	3,306,825
HCP, Inc.	63,200	2,615,216
Health Care REIT, Inc.	56,500	3,540,855
Host Hotels & Resorts, Inc.	168,146	3,700,893
LaSalle Hotel Properties	57,201	2,018,623
Pebblebrook Hotel Trust	42,200	1,559,712
Public Storage	30,900	5,294,715
Sabra Health Care REIT, Inc.	47,400	1,360,854
Sunstone Hotel Investors, Inc.	69,000	1,030,170
Ventas, Inc.	90,996	5,832,844
		31,900,732
Health Care (0.8%)
Health Care Providers & Services (0.8%)
Brookdale Senior Living, Inc. (b)	30,900	1,030,206
Total common stocks (cost: $107,256,676)		135,338,913
Short-Term Securities (0.2%)
Investment Companies (0.2%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	261,015	261,015
Total short-term securities (cost: $261,015)		261,015
Total investments in securities (cost: $107,517,691) (c)		135,599,928
Cash and other assets in excess of liabilities (1.6%)		2,270,139
Total net assets (100.0%)		$137,870,067

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  At June 30, 2014 the cost of securities for federal income tax purposes was $108,078,445. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$27,521,483
Gross unrealized depreciation	(0)
Net unrealized appreciation	$27,521,483

See accompanying notes to financial statements.

SFT Ivy® Growth Fund
Investments in Securities

June 30, 2014
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.1%)
Consumer Discretionary (26.7%)
Automobiles (1.7%)
Harley-Davidson, Inc.	125,700	$8,780,145
Hotels, Restaurants & Leisure (7.5%)
Hilton Worldwide Holdings, Inc. (b)	106,500	2,481,450
Las Vegas Sands Corp.	255,100	19,443,722
Starwood Hotels & Resorts Worldwide, Inc.	44,700	3,612,654
Wynn Resorts, Ltd.	57,500	11,934,700
		37,472,526
Household Durables (2.2%)
Harman International Industries, Inc.	102,500	11,011,575
Internet & Catalog Retail (3.2%)
Amazon.com, Inc. (b)	27,300	8,866,494
The Priceline Group, Inc. (b)	6,000	7,218,000
		16,084,494
Media (5.1%)
CBS Corp. — Class B	191,200	11,881,168
Comcast Corp. — Class A	166,700	8,948,456
Twenty-First Century Fox, Inc. — Class A	134,200	4,717,130
		25,546,754
Specialty Retail (5.0%)
AutoZone, Inc. (b)	10,700	5,737,768
L Brands, Inc.	55,500	3,255,630
O'Reilly Automotive, Inc. (b)	25,300	3,810,180
The Home Depot, Inc.	149,900	12,135,904
		24,939,482
Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc. — Class B	91,000	7,057,050
Under Armour, Inc. — Class A (b)	48,300	2,873,367
		9,930,417
Consumer Staples (3.9%)
Beverages (2.3%)
Anheuser-Busch InBev NV, ADR (c)	100,200	11,516,988
Tobacco (1.6%)
Philip Morris International, Inc.	96,700	8,152,777
Energy (3.0%)
Energy Equipment & Services (3.0%)
Schlumberger, Ltd.	127,600	15,050,420
Financial (2.9%)
Specialized REIT's (2.9%)
American Tower Corp.	98,500	8,863,030
Crown Castle International Corp.	78,100	5,799,706
		14,662,736
	Shares	Value(a)
Health Care (18.1%)
Biotechnology (12.1%)
Amgen, Inc.	46,600	$5,516,042
Biogen Idec, Inc. (b)	63,100	19,896,061
Celgene Corp. (b)	145,800	12,521,304
Gilead Sciences, Inc. (b)	274,500	22,758,795
		60,692,202
Health Care Providers & Services (1.7%)
HCA Holdings, Inc. (b)	150,900	8,507,742
Pharmaceuticals (4.3%)
Bristol-Myers Squibb Co.	97,700	4,739,427
Johnson & Johnson	77,300	8,087,126
Shire PLC, ADR (c)	36,300	8,548,287
		21,374,840
Industrials (17.6%)
Aerospace & Defense (4.4%)
Precision Castparts Corp.	43,300	10,928,920
The Boeing Co.	86,100	10,954,503
		21,883,423
Electrical Equipment (0.5%)
Rockwell Automation, Inc.	19,400	2,428,104
Industrial Conglomerates (0.8%)
Danaher Corp.	49,300	3,881,389
Machinery (5.0%)
Caterpillar, Inc.	38,100	4,140,327
Flowserve Corp.	101,500	7,546,525
Pall Corp.	53,400	4,559,826
Pentair PLC (c)	125,400	9,043,848
		25,290,526
Road & Rail (6.9%)
Canadian Pacific Railway, Ltd. (c)	88,400	16,012,776
Kansas City Southern	46,600	5,009,966
Union Pacific Corp.	134,400	13,406,400
		34,429,142
Information Technology (25.0%)
Computers & Peripherals (4.1%)
Apple, Inc.	218,400	20,295,912
Internet Software & Services (6.4%)
Facebook, Inc. — Class A (b)	189,600	12,758,184
Google, Inc. — Class A (b)	13,500	7,893,045
Google, Inc. — Class C (b)	13,500	7,766,280
LinkedIn Corp. — Class A (b)	22,200	3,806,634
		32,224,143
IT Services (8.7%)
Cognizant Technology Solutions Corp. — Class A (b)	149,900	7,331,609
Mastercard, Inc. — Class A	266,800	19,601,796
Visa, Inc. — Class A	78,900	16,625,019
		43,558,424

See accompanying notes to financial statements.

SFT Ivy® Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Semiconductors & Semiconductor Equipment (3.8%)
Applied Materials, Inc.	551,100	$12,427,305
Xilinx, Inc.	139,000	6,576,090
		19,003,395
Software (2.0%)
Adobe Systems, Inc. (b)	138,000	9,985,680
Materials (1.9%)
Chemicals (1.9%)
PPG Industries, Inc.	43,800	9,204,570
Total common stocks (cost: $469,496,178)		495,907,806
Short-Term Securities (1.0%)
Investment Companies (1.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	5,241,440	5,241,440
Total short-term securities (cost: $5,241,440)		5,241,440
Total investments in securities (cost: $474,737,618) (d)		501,149,246
Liabilities in excess of cash and other assets (-0.1%)		(469,401)
Total net assets (100.0%)		$500,679,845

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 9.0% of net assets in foreign securities at June 30, 2014.

(d)  At June 30, 2014 the cost of securities for federal income tax purposes was $474,747,376. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$28,640,968
Gross unrealized depreciation	(2,239,098)
Net unrealized appreciation	$26,401,870

See accompanying notes to financial statements.

SFT Ivy® Small Cap Growth Fund
Investments in Securities

June 30, 2014
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.4%)
Consumer Discretionary (12.0%)
Hotels, Restaurants & Leisure (5.2%)
Krispy Kreme Doughnuts, Inc. (b)	232,900	$3,721,742
Panera Bread Co. — Class A (b)	38,900	5,828,387
		9,550,129
Household Durables (2.5%)
Harman International Industries, Inc.	43,300	4,651,719
Specialty Retail (4.3%)
Five Below, Inc. (b)	101,300	4,042,883
Zumiez, Inc. (b)	134,900	3,721,891
		7,764,774
Consumer Staples (2.5%)
Food Products (2.5%)
The Hain Celestial Group, Inc. (b)	50,400	4,472,496
Energy (5.9%)
Energy Equipment & Services (5.9%)
CARBO Ceramics, Inc.	25,200	3,883,824
Core Laboratories NV (c)	11,600	1,937,896
Dril-Quip, Inc. (b)	44,700	4,883,028
		10,704,748
Financial (8.0%)
Capital Markets (3.5%)
Financial Engines, Inc.	34,500	1,562,160
Greenhill & Co., Inc.	37,700	1,856,725
HFF, Inc. — Class A	79,100	2,941,729
		6,360,614
Consumer Finance (4.5%)
Portfolio Recovery Associates, Inc. (b)	137,500	8,185,375
Health Care (10.8%)
Biotechnology (1.1%)
KYTHERA Biopharmaceuticals, Inc. (b)	50,400	1,933,848
Health Care Equipment & Supplies (8.2%)
Cyberonics, Inc. (b)	112,600	7,032,996
DexCom, Inc. (b)	200,300	7,943,898
		14,976,894
Health Care Technology (1.5%)
Medidata Solutions, Inc. (b)	66,300	2,838,303
Industrials (28.0%)
Aerospace & Defense (2.0%)
Hexcel Corp. (b)	89,500	3,660,550
	Shares	Value(a)
Building Products (5.2%)
Armstrong World Industries, Inc. (b)	117,000	$6,719,310
NCI Building Systems, Inc. (b)	141,200	2,743,516
		9,462,826
Commercial Services & Supplies (1.4%)
Healthcare Services Group, Inc.	85,600	2,520,064
Electrical Equipment (2.0%)
Acuity Brands, Inc.	26,700	3,691,275
Machinery (12.3%)
Graco, Inc.	23,300	1,819,264
RBC Bearings, Inc.	103,700	6,641,985
Tennant Co.	48,500	3,701,520
The Middleby Corp. (b)	52,200	4,317,984
The Toro Co.	71,300	4,534,680
Wabtec Corp.	18,200	1,503,138
		22,518,571
Professional Services (1.2%)
WageWorks, Inc. (b)	46,100	2,222,481
Trading Companies & Distributors (3.9%)
Watsco, Inc.	68,600	7,049,336
Information Technology (28.4%)
Electronic Equipment, Instruments & Components (4.3%)
Cognex Corp. (b)	110,500	4,243,200
FEI Co.	39,400	3,574,762
		7,817,962
Internet Software & Services (9.8%)
Cornerstone OnDemand, Inc. (b)	50,800	2,337,816
OpenTable, Inc. (b)	89,500	9,272,200
Xoom Corp. (b)	239,100	6,302,676
		17,912,692
IT Services (4.2%)
EVERTEC, Inc.	100,800	2,443,392
Virtusa Corp. (b)	147,853	5,293,138
		7,736,530
Software (10.1%)
Factset Research Systems, Inc.	32,400	3,897,072
Guidewire Software, Inc. (b)	49,600	2,016,736
Monotype Imaging Holdings, Inc.	74,400	2,095,848
The Ultimate Software Group, Inc. (b)	32,200	4,449,074
Tyler Technologies, Inc. (b)	65,400	5,965,134
		18,423,864
Materials (0.8%)
Chemicals (0.8%)
Balchem Corp.	27,900	1,494,324
Total common stocks (cost: $163,360,005)		175,949,375

See accompanying notes to financial statements.

SFT Ivy® Small Cap Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (3.9%)
Investment Companies (3.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	7,168,648	$7,168,648
Total short-term securities (cost: $7,168,648)		7,168,648
Total investments in securities (cost: $170,528,653) (d)		183,118,023
Liabilities in excess of cash and other assets (-0.3%)		(519,522)
Total net assets (100.0%)		$182,598,501

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 1.1% of net assets in foreign securities at June 30, 2014.

(d)  At June 30, 2014 the cost of securities for federal income tax purposes was $170,843,214. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$13,713,483
Gross unrealized depreciation	(1,438,674)
Net unrealized appreciation	$12,274,809

See accompanying notes to financial statements.

SFT Pyramis® Core Equity Fund
Investments in Securities

June 30, 2014
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.8%)
Consumer Discretionary (12.5%)
Auto Components (1.0%)
Delphi Automotive PLC (b)	21,610	$1,485,472
Hotels, Restaurants & Leisure (1.5%)
Starbucks Corp.	27,950	2,162,771
Household Durables (1.0%)
Mohawk Industries, Inc. (c)	10,710	1,481,621
Media (5.0%)
Comcast Corp. — Class A	55,580	2,983,534
McGraw Hill Financial, Inc.	11,720	973,112
Time Warner, Inc.	22,610	1,588,353
Twenty-First Century Fox, Inc. — Class A	49,710	1,747,306
		7,292,305
Multiline Retail (1.0%)
Macy's, Inc.	23,920	1,387,838
Specialty Retail (3.0%)
The Home Depot, Inc.	32,560	2,636,058
The TJX Cos., Inc.	32,890	1,748,103
		4,384,161
Consumer Staples (9.2%)
Beverages (2.3%)
Constellation Brands, Inc. — Class A (c)	14,280	1,258,496
PepsiCo, Inc.	24,160	2,158,455
		3,416,951
Food & Staples Retailing (2.4%)
CVS Caremark Corp.	32,310	2,435,205
The Kroger Co.	21,920	1,083,505
		3,518,710
Food Products (0.7%)
The JM Smucker Co.	9,110	970,853
Household Products (1.8%)
Colgate-Palmolive Co.	22,380	1,525,868
The Procter & Gamble Co.	14,210	1,116,764
		2,642,632
Personal Care (1.1%)
The Estee Lauder Cos., Inc. — Class A	21,310	1,582,480
Tobacco (0.9%)
Lorillard, Inc.	22,440	1,368,167
Energy (10.8%)
Energy Equipment & Services (3.7%)
FMC Technologies, Inc. (c)	22,660	1,383,846
National Oilwell Varco, Inc.	13,610	1,120,784
Schlumberger, Ltd.	24,190	2,853,210
		5,357,840
	Shares	Value(a)
Oil, Gas & Consumable Fuels (7.1%)
Chevron Corp.	33,560	$4,381,258
EQT Corp.	20,750	2,218,175
Hess Corp.	13,950	1,379,516
Marathon Petroleum Corp.	13,440	1,049,261
Occidental Petroleum Corp.	12,710	1,304,427
		10,332,637
Financial (15.1%)
Capital Markets (2.0%)
Invesco, Ltd.	35,420	1,337,105
State Street Corp.	22,720	1,528,147
		2,865,252
Commercial Banks (6.2%)
Bank of America Corp.	205,090	3,152,233
Citigroup, Inc.	48,200	2,270,220
JPMorgan Chase & Co.	21,940	1,264,183
M&T Bank Corp.	7,600	942,780
Regions Financial Corp.	140,930	1,496,677
		9,126,093
Consumer Finance (1.6%)
Capital One Financial Corp.	29,140	2,406,964
Insurance (3.1%)
American International Group, Inc.	42,690	2,330,020
MetLife, Inc.	39,130	2,174,063
		4,504,083
Real Estate Services (1.4%)
CBRE Group, Inc. — Class A (c)	63,110	2,022,045
Specialized REIT's (0.8%)
American Tower Corp.	12,330	1,109,453
Health Care (13.1%)
Biotechnology (3.7%)
BioMarin Pharmaceutical, Inc. (c)	15,990	994,738
Gilead Sciences, Inc. (c)	33,240	2,755,928
Medivation, Inc. (c)	20,410	1,573,203
		5,323,869
Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	47,660	1,949,294
Health Care Providers & Services (1.4%)
Catamaran Corp. (b) (c)	28,400	1,254,144
HCA Holdings, Inc. (c)	13,590	766,204
		2,020,348
Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	32,210	1,850,142
Pharmaceuticals (5.4%)
Allergan, Inc.	6,850	1,159,157
Bristol-Myers Squibb Co.	48,550	2,355,161
Merck & Co., Inc.	43,480	2,515,318
Valeant Pharmaceuticals International, Inc. (c)	14,850	1,872,882
		7,902,518

See accompanying notes to financial statements.

SFT Pyramis® Core Equity Fund
Investments in Securities – continued

	Shares	Value(a)
Industrials (10.5%)
Aerospace & Defense (1.8%)
The Boeing Co.	9,360	$1,190,873
United Technologies Corp.	12,520	1,445,434
		2,636,307
Air Freight & Logistics (1.4%)
FedEx Corp.	13,880	2,101,154
Airlines (1.1%)
American Airlines Group, Inc. (c)	36,560	1,570,618
Electrical Equipment (0.6%)
Eaton Corp. PLC	11,500	887,570
Industrial Conglomerates (1.4%)
Danaher Corp.	25,710	2,024,148
Machinery (3.0%)
Cummins, Inc.	8,190	1,263,635
Ingersoll-Rand PLC	25,260	1,579,002
Pall Corp.	17,540	1,497,741
		4,340,378
Road & Rail (1.2%)
Union Pacific Corp.	17,650	1,760,588
Information Technology (18.9%)
Communications Equipment (1.9%)
QUALCOMM, Inc.	36,130	2,861,496
Computers & Peripherals (1.9%)
Apple, Inc.	30,070	2,794,405
Internet Software & Services (6.2%)
eBay, Inc. (c)	36,780	1,841,207
Facebook, Inc. — Class A (c)	30,190	2,031,485
Google, Inc. — Class A (c)	3,980	2,326,986
Google, Inc. — Class C (c)	4,020	2,312,626
Yelp, Inc. (c)	6,250	479,250
		8,991,554
IT Services (1.6%)
Fidelity National Information Services, Inc.	21,130	1,156,656
Total System Services, Inc.	35,950	1,129,190
		2,285,846
Semiconductors & Semiconductor Equipment (0.9%)
NXP Semiconductor NV (b) (c)	19,600	1,297,128
Software (6.4%)
Adobe Systems, Inc. (c)	26,360	1,907,410
Microsoft Corp.	117,370	4,894,329
Oracle Corp.	61,580	2,495,837
		9,297,576
	Shares	Value(a)
Materials (3.3%)
Chemicals (3.3%)
Ashland, Inc.	12,180	$1,324,453
CF Industries Holdings, Inc.	5,060	1,217,082
LyondellBasell Industries NV — Class A	17,590	1,717,663
PPG Industries, Inc.	2,850	598,928
		4,858,126
Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.2%)
Verizon Communications, Inc.	35,340	1,729,186
Wireless Telecommunication Services (1.2%)
SBA Communications Corp. — Class A (c)	10,820	1,106,886
T-Mobile US, Inc. (c)	19,970	671,392
		1,778,278
Utilities (3.0%)
Electric Utilities (3.0%)
Duke Energy Corp.	38,920	2,887,475
Edison International	25,490	1,481,224
		4,368,699
Total common stocks (cost: $138,062,764)		144,047,556
Short-Term Securities (1.3%)
Investment Companies (1.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	1,915,497	1,915,497
Total short-term securities (cost: $1,915,497)		1,915,497
Total investments in securities (cost: $139,978,261) (d)		145,963,053
Liabilities in excess of cash and other assets (-0.1%)		(125,464)
Total net assets (100.0%)		$145,837,589

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 2.8% of net assets in foreign securities at June 30, 2014.

(c)  Non-income producing security.

(d)  At June 30, 2014 the cost of securities for federal income tax purposes was $140,007,016. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$6,867,007
Gross unrealized depreciation	(910,970)
Net unrealized appreciation	$5,956,037
See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities

June 30, 2014
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.2%)
Consumer Discretionary (6.6%)
Auto Components (1.3%)
Johnson Controls, Inc.	18,500	$923,705
TRW Automotive Holdings Corp. (b)	24,800	2,220,096
		3,143,801
Automobiles (0.8%)
General Motors Co.	51,900	1,883,970
Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	58,500	2,202,525
Media (1.6%)
Comcast Corp. — Class A	28,300	1,509,239
Time Warner Cable, Inc.	4,600	677,580
Viacom, Inc. — Class B	17,100	1,483,083
		3,669,902
Multiline Retail (1.0%)
JC Penney Co., Inc. (b)	98,500	891,425
Kohl's Corp.	29,100	1,532,988
		2,424,413
Specialty Retail (0.9%)
Lowe's Cos., Inc.	44,900	2,154,751
Consumer Staples (6.8%)
Beverages (1.6%)
Dr Pepper Snapple Group, Inc.	25,700	1,505,506
PepsiCo, Inc.	25,800	2,304,972
		3,810,478
Food & Staples Retailing (0.5%)
Rite Aid Corp. (b)	45,400	325,518
Sysco Corp.	25,100	939,995
		1,265,513
Food Products (2.1%)
Archer-Daniels-Midland Co.	27,200	1,199,792
Bunge, Ltd.	21,800	1,648,952
ConAgra Foods, Inc.	4,000	118,720
General Mills, Inc.	6,300	331,002
Ingredion, Inc.	20,100	1,508,304
		4,806,770
Household Products (1.3%)
Energizer Holdings, Inc.	5,400	658,962
The Procter & Gamble Co.	29,300	2,302,687
		2,961,649
Personal Care (0.4%)
Avon Products, Inc.	66,600	973,026
Tobacco (0.9%)
Philip Morris International, Inc.	25,500	2,149,905
	Shares	Value(a)
Energy (11.1%)
Energy Equipment & Services (0.3%)
National Oilwell Varco, Inc.	9,500	$782,325
Oil, Gas & Consumable Fuels (10.8%)
Anadarko Petroleum Corp.	12,800	1,401,216
Apache Corp.	33,500	3,370,770
Chesapeake Energy Corp.	73,500	2,284,380
Cimarex Energy Co.	5,100	731,646
Concho Resources, Inc. (b)	7,900	1,141,550
Eni SpA (c)	50,671	1,386,137
Marathon Oil Corp.	28,100	1,121,752
Phillips 66	71,300	5,734,659
Pioneer Natural Resources Co.	14,300	3,286,283
Royal Dutch Shell PLC, ADR (c)	21,000	1,729,770
Spectra Energy Corp.	30,300	1,287,144
Valero Energy Corp.	38,100	1,908,810
		25,384,117
Financial (22.3%)
Capital Markets (3.9%)
Ameriprise Financial, Inc.	12,000	1,440,000
Invesco, Ltd.	31,400	1,185,350
Morgan Stanley	106,500	3,443,145
State Street Corp.	31,200	2,098,512
TD Ameritrade Holding Corp.	31,700	993,795
		9,160,802
Commercial Banks (10.6%)
Bank of America Corp.	273,800	4,208,306
Barclays PLC (c)	308,996	1,124,300
Citigroup, Inc.	90,800	4,276,680
JPMorgan Chase & Co.	110,300	6,355,486
The PNC Financial Services Group, Inc.	28,800	2,564,640
UniCredit SpA (c)	93,925	786,373
US Bancorp	40,100	1,737,132
Wells Fargo & Co.	75,900	3,989,304
		25,042,221
Consumer Finance (1.6%)
Capital One Financial Corp.	28,300	2,337,580
Discover Financial Services	24,800	1,537,104
		3,874,684
Insurance (4.3%)
Marsh & McLennan Cos., Inc.	42,600	2,207,532
MetLife, Inc.	89,300	4,961,508
The Allstate Corp.	17,400	1,021,728
The Progressive Corp.	72,700	1,843,672
		10,034,440
Mortgage REIT's (0.2%)
Annaly Capital Management, Inc.	42,700	488,061
Office REIT's (0.1%)
Digital Realty Trust, Inc.	5,500	320,760
Specialized REIT's (1.6%)
Weyerhaeuser Co.	114,300	3,782,187

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Health Care (18.6%)
Biotechnology (0.6%)
Amgen, Inc.	11,300	$1,337,581
Health Care Equipment & Supplies (0.8%)
Covidien PLC (c)	20,000	1,803,600
Health Care Providers & Services (4.1%)
Cigna Corp.	28,200	2,593,554
HCA Holdings, Inc. (b)	32,000	1,804,160
UnitedHealth Group, Inc.	40,100	3,278,175
WellPoint, Inc.	19,600	2,109,156
		9,785,045
Life Sciences Tools & Services (3.7%)
Agilent Technologies, Inc.	64,200	3,687,648
Thermo Fisher Scientific, Inc.	41,800	4,932,400
		8,620,048
Pharmaceuticals (9.4%)
AbbVie, Inc.	21,100	1,190,884
Hospira, Inc. (b)	47,100	2,419,527
Johnson & Johnson	47,600	4,979,912
Merck & Co., Inc.	110,600	6,398,210
Novartis AG (c)	15,070	1,364,593
Pfizer, Inc.	197,600	5,864,768
		22,217,894
Industrials (12.6%)
Aerospace & Defense (4.9%)
Honeywell International, Inc.	39,000	3,625,050
The Boeing Co.	29,200	3,715,116
United Technologies Corp.	35,900	4,144,655
		11,484,821
Airlines (2.7%)
American Airlines Group, Inc. (b)	143,800	6,177,648
United Continental Holdings, Inc. (b)	4,700	193,029
		6,370,677
Commercial Services & Supplies (0.2%)
Republic Services, Inc.	11,000	417,670
Industrial Conglomerates (4.6%)
3M Co.	14,400	2,062,656
General Electric Co.	281,300	7,392,564
Textron, Inc.	36,600	1,401,414
		10,856,634
Machinery (0.2%)
Terex Corp.	15,400	632,940
Information Technology (6.3%)
Computers & Peripherals (0.5%)
Western Digital Corp.	11,600	1,070,680
Electronic Equipment, Instruments & Components (0.4%)
Seagate Technology PLC (c)	18,300	1,039,806
IT Services (0.3%)
The Western Union Co.	36,300	629,442
	Shares	Value(a)
Office Electronics (1.1%)
Xerox Corp.	202,500	$2,519,100
Semiconductors & Semiconductor Equipment (3.8%)
Applied Materials, Inc.	32,900	741,895
Avago Technologies, Ltd. (c)	11,200	807,184
Intel Corp.	6,300	194,670
Micron Technology, Inc. (b)	85,100	2,804,045
NXP Semiconductor NV (b) (c)	23,600	1,561,848
Texas Instruments, Inc.	60,000	2,867,400
		8,977,042
Software (0.2%)
Microsoft Corp.	13,500	562,950
Materials (5.0%)
Chemicals (2.8%)
Celanese Corp. — Series A	53,000	3,406,840
LyondellBasell Industries NV — Class A	21,600	2,109,240
Potash Corp. of Saskatchewan, Inc. (c)	18,300	694,668
The Mosaic Co.	9,600	474,720
		6,685,468
Construction Materials (0.4%)
Holcim, Ltd. (c)	10,305	905,813
Vulcan Materials Co.	300	19,125
		924,938
Paper & Forest Products (1.8%)
International Paper Co.	81,300	4,103,211
Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
Windstream Holdings, Inc.	104,800	1,043,808
Utilities (9.5%)
Electric Utilities (3.3%)
American Electric Power Co., Inc.	25,600	1,427,712
Entergy Corp.	23,100	1,896,279
Exelon Corp.	71,700	2,615,616
FirstEnergy Corp.	56,500	1,961,680
		7,901,287
Independent Power Producers & Energy Traders (4.1%)
Calpine Corp. (b)	83,000	1,976,230
NRG Energy, Inc.	118,300	4,400,760
The AES Corp.	204,800	3,184,640
		9,561,630
Multi-Utilities (2.1%)
CenterPoint Energy, Inc.	22,000	561,880
MDU Resources Group, Inc.	60,900	2,137,590
PG&E Corp.	48,600	2,333,772
		5,033,242
Total common stocks (cost: $223,752,607)		233,895,814

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	1,166,736	$1,166,736
T. Rowe Price Reserve Investment Fund, current rate 0.000%	653,097	653,097
Total short-term securities (cost: $1,819,833)		1,819,833
Total investments in securities (cost: $225,572,440) (d)		235,715,647
Liabilities in excess of cash and other assets (0.0%)		(89,713)
Total net assets (100.0%)		$235,625,934

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 5.6% of net assets in foreign securities at June 30, 2014.

(d)  At June 30, 2014 the cost of securities for federal income tax purposes was $225,594,748. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$11,920,690
Gross unrealized depreciation	(1,799,791)
Net unrealized appreciation	$10,120,899

See accompanying notes to financial statements.

(This page has been left blank intentionally.)

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2014

(Unaudited)

	SFT Advantus Bond Fund	SFT Advantus Index 400 Mid-Cap Fund	SFT Advantus Index 500 Fund	SFT Advantus International Bond Fund	SFT Advantus Managed Volatility Fund		SFT Advantus Money Market Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$383,036,094	$235,047,086	$603,338,294	$127,336,239		$64,300,513		$85,982,613
Affiliated issuers (note 8)	–	–	–	–		15,193,261		–
Cash in bank on demand deposit	–	1,720	7,245	274,300		–		148
Foreign currency in bank on deposit (identified cost $1,221,000 and $116,452 for SFT Advantus International Bond Fund and SFT T. Rowe Price Value Fund)	–	–	–	1,221,621		–		–
Receivable for Fund shares sold	30,595	68,564	115,390	13		150,600		–
Receivable for investment securities sold (including paydowns)	–	3,172,328	803,339	203,745		–		–
Dividends and accrued interest receivable	2,730,935	182,099	625,961	1,403,434		228,926		17,905
Receivable for refundable foreign income taxes withheld	–	–	–	310,198		–		–
Receivable from Adviser (note 4)	–	–	–	–		25,521		51,219
Unrealized appreciation on forward foreign currency contracts held, at value	–	–	–	1,124,895		–		–
Variation margin receivable	–	32,031	2,916	–		9,240		–
Prepaid expenses	8,041	4,279	9,985	2,847		360		2,064
Total assets	385,805,665	238,508,107	604,903,130	131,877,292		79,908,421		86,053,949
Liabilities
Payable for Fund shares repurchased	130,414	129,760	607,132	55,539		–		66,663
Payable for investment securities purchased	2,495,120	992,859	1,146,841	83		–		–
Payable for investment securities purchased on a forward – commitment basis (note 2)	8,033,390	–	–	–		–		–
Payable to Adviser	209,946	74,401	189,480	108,174		62,239		55,297
Accrued expenses	112,708	71,283	153,661	97,580		23,053		72,177
Unrealized depreciation on forward foreign currency contracts held, at value	–	–	–	1,073,805		–		–
Variation margin payable	9,547	–	–	19,930		625		–
Total liabilities	10,991,125	1,268,303	2,097,114	1,355,111		85,917		194,137
Net assets applicable to outstanding capital stock	$374,814,540	$237,239,804	$602,806,016	$130,522,181		$79,822,504		$85,859,812
Represented by:
Paid in capital**	$358,594,548	$116,216,866	$155,547,706	$108,966,623		$73,018,970		$85,900,273
Retained earnings (deficit)	16,219,992	121,022,938	447,258,310	21,555,558		6,803,534		(40,461)
Total	$374,814,540	$237,239,804	$602,806,016	$130,522,181		$79,822,504		$85,859,812
Net assets by class:
Class 1	$4,828,614	$14,674,779	$40,671,131	$846,741	$	N/A	$	N/A
Class 2	369,985,926	222,565,025	562,134,885	129,675,440		79,822,504		85,859,812
Net asset value per share of outstanding capital stock by class:
Class 1	2.113	3.568	7.300	2.565		N/A		N/A
Class 2	2.084	3.520	7.200	2.530		11.292		1.000
* Identified cost
Unaffiliated issuers	$369,358,331	$147,683,932	$221,504,627	$119,971,946		$63,897,873		$85,982,613
Affiliated issuers	–	–	–	–		12,000,000		–
** Shares outstanding by class:
Class 1	2,285,084	4,112,574	5,571,635	330,174		N/A		N/A
Class 2	177,503,145	63,231,668	78,070,983	51,264,551		7,068,777		85,902,338

See accompanying notes to financial statements.

	SFT Advantus Mortgage Securities Fund	SFT Advantus Real Estate Securities Fund	SFT Ivy® Growth Fund		SFT Ivy® Small Cap Growth Fund		SFT Pyramis® Core Equity Fund	SFT T. Rowe Price Value Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$110,701,954	$135,599,928		$501,149,246		$183,118,023	$145,963,053		$235,715,647
Affiliated issuers (note 8)	–	–		–		–	–		–
Cash in bank on demand deposit	17	–		3		–	–		6
Foreign currency in bank on deposit (identified cost $1,221,000 and $116,452 for SFT Advantus International Bond Fund and SFT T. Rowe Price Value Fund)	–	–		–		–	–		117,720
Receivable for Fund shares sold	5,144	28,281		–		–	–		–
Receivable for investment securities sold (including paydowns)	–	2,754,754		–		–	910,918		1,780,297
Dividends and accrued interest receivable	311,604	455,285		377,780		22,282	106,029		301,222
Receivable for refundable foreign income taxes withheld	–	–		–		–	–		–
Receivable from Adviser (note 4)	–	–		–		–	–		–
Unrealized appreciation on forward foreign currency contracts held, at value	–	–		–		–	–		–
Variation margin receivable	2,031	–		–		–	–		–
Prepaid expenses	2,207	2,414		–		–	–		–
Total assets	111,022,957	138,840,662		501,527,029		183,140,305	146,980,000		237,914,892
Liabilities
Payable for Fund shares repurchased	206,403	52,344		329,078		99,364	54,968		34,592
Payable for investment securities purchased	380,739	749,294		–		209,630	930,169		1,989,427
Payable for investment securities purchased on a forward – commitment basis (note 2)	11,770,074	–		–		–	–		–
Payable to Adviser	69,172	106,756		476,279		198,309	110,370		228,350
Accrued expenses	78,257	62,201		41,827		34,501	46,904		36,589
Unrealized depreciation on forward foreign currency contracts held, at value	–	–		–		–	–		–
Variation margin payable	–	–		–		–	–		–
Total liabilities	12,504,645	970,595		847,184		541,804	1,142,411		2,288,958
Net assets applicable to outstanding capital stock	$98,518,312	$137,870,067		$500,679,845		$182,598,501	$145,837,589		$235,625,934
Represented by:
Paid in capital**	$121,421,635	$80,717,459		$474,100,171		$173,765,929	$139,933,997		$225,335,918
Retained earnings (deficit)	(22,903,323)	57,152,608		26,579,674		8,832,572	5,903,592		10,290,016
Total	$98,518,312	$137,870,067		$500,679,845		$182,598,501	$145,837,589		$235,625,934
Net assets by class:
Class 1	$1,032,044	$4,635,210	$	N/A	$	N/A	$626,521	$	N/A
Class 2	97,486,268	133,234,857		$500,679,845		182,598,501	145,211,068		235,625,934
Net asset value per share of outstanding capital stock by class:
Class 1	1.801	3.683		N/A		N/A	10.422		N/A
Class 2	1.777	3.633		10.557		10.509	10.417		10.453
* Identified cost
Unaffiliated issuers	$109,346,724	$107,517,691		$474,737,618		$170,528,653	$139,978,261		$225,572,440
Affiliated issuers	–	–		–		–	–		–
** Shares outstanding by class:
Class 1	572,896	1,258,392		N/A		N/A	60,117		N/A
Class 2	54,863,347	36,672,011		47,426,431		17,375,974	13,939,261		22,540,625

Securian Funds Trust

Statements of Operations

Six months or period ended June 30, 2014

(Unaudited)

	SFT Advantus Bond Fund	SFT Advantus Index 400 Mid-Cap Fund	SFT Advantus Index 500 Fund	SFT Advantus International Bond Fund	SFT Advantus Managed Volatility Fund	SFT Advantus Money Market Fund
Investment Income
Interest (net of foreign withholding taxes of $70,667 for SFT Advantus International Bond Fund)[1]	$6,652,365	$–	$–	$2,492,634	$375,529	$49,079
Unaffiliated Dividends (net of foreign withholding taxes of $292, $4,327 and $11,939 for SFT Advantus Real Estate Securities Fund, SFT Ivy® Growth Fund and SFT T. Rowe Price Value Fund)	708	1,629,911	5,813,416	550	1,108	–
Total investment income	6,653,073	1,629,911	5,813,416	2,493,184	376,637	49,079
Expenses (note 4):
Investment advisory fee	731,213	169,943	429,653	383,442	204,690	130,561
Rule 12b-1 fees – class 2	451,337	266,482	669,301	158,778	78,727	108,801
Shareholder servicing fee	79,003	31,894	59,267	38,958	35,303	44,132
Audit and accounting services	24,192	19,578	20,412	31,211	18,134	23,005
Administrative services fee	24,258	18,904	18,811	24,615	18,904	23,943
Legal fees	10,532	8,454	12,535	8,513	12,818	9,416
Custodian fees	10,123	8,021	14,411	37,807	2,549	3,950
Printing and shareholder reports	3,163	3,163	3,180	3,638	6,216	3,163
Trustee's fees	5,930	5,930	5,930	5,930	6,468	5,930
S&P Licensing fee	–	3,148	6,246	–	–	–
Insurance	4,976	3,007	7,499	1,756	648	1,243
Other	12,710	7,814	17,364	5,416	2,475	6,509
Total expenses before waiver	1,357,437	546,338	1,264,609	700,064	386,932	360,653
Less waiver (note 4)	–	–	–	–	(135,006)	(311,574)
Total expenses net of waiver	1,357,437	546,338	1,264,609	700,064	251,926	49,079
Investment income – net	5,295,636	1,083,573	4,548,807	1,793,120	124,711	–
Realized and unrealized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	3,233,795	10,241,700	9,566,226	1,127,712	(32,350)	3
Affiliated issuers (note 8)	–	–	–	–	–	–
Written options transactions	–	–	–	–	–	–
Foreign currency transactions	–	–	–	(556,475)	–	–
Net increase from litigation payments	140,201	950	2,673	(15,416)	–	–
Futures transactions	(395,881)	308,421	751,851	–	2,214,247	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers	9,017,067	4,520,184	24,172,692	2,372,453	1,104,934	–
Affiliated issuers (note 8)	–	–	–	–	994,236	–
Options written	–	–	–	–	–	–
Swaps	–	–	–	(93,103)	–	–
Translation of assets and liabilities in foreign currency	–	–	–	150,079	–	–
Futures transactions	(469,980)	(32,772)	(153,513)	–	(717,773)	–
Net gains (losses) on investments	11,525,202	15,038,483	34,339,929	2,985,250	3,563,294	3
Net increase (decrease) in net assets resulting from operations	$16,820,838	$16,122,056	$38,888,736	$4,778,370	$3,688,005	$3

1  All income is from unaffiliated issuers.

2  The Fund commenced operations on May 1, 2014.

See accompanying notes to financial statements.

	SFT Advantus Mortgage Securities Fund	SFT Advantus Real Estate Securities Fund	SFT Ivy® Growth Fund[2]	SFT Ivy® Small Cap Growth Fund[2]	SFT Pyramis® Core Equity Fund[2]	SFT T. Rowe Price Value Fund[2]
Investment Income
Interest (net of foreign withholding taxes of $70,667 for SFT Advantus International Bond Fund)[1]	$1,180,315	$–	$–	$–	$–	$6
Unaffiliated Dividends (net of foreign withholding taxes of $292, $4,327 and $11,939 for SFT Advantus Real Estate Securities Fund, SFT Ivy® Growth Fund and SFT T. Rowe Price Value Fund)	1,128	2,122,200	1,240,266	301,788	425,425	981,371
Total investment income	1,181,443	2,122,200	1,240,266	301,788	425,425	981,377
Expenses (note 4):
Investment advisory fee	193,449	452,140	530,066	237,870	151,607	251,123
Rule 12b-1 fees – class 2	119,645	156,268	197,774	69,953	58,064	93,706
Shareholder servicing fee	31,248	30,567	16,312	14,456	27,631	15,478
Audit and accounting services	28,202	17,244	7,845	7,845	7,845	7,845
Administrative services fee	24,949	17,376	5,083	5,083	5,083	5,083
Legal fees	11,906	8,765	5,073	5,073	5,073	5,073
Custodian fees	3,747	6,563	7,029	2,639	2,018	3,494
Printing and shareholder reports	3,163	3,162	2,926	2,926	2,926	2,926
Trustee's fees	5,930	5,930	1,378	1,378	1,378	1,378
S&P Licensing fee	–	–	–	–	–	–
Insurance	1,373	1,632	–	–	–	–
Other	4,399	5,099	2,342	1,263	1,110	1,473
Total expenses before waiver	428,011	704,746	775,828	348,486	262,735	387,579
Less waiver (note 4)	–	–	–	–	–	–
Total expenses net of waiver	428,011	704,746	775,828	348,486	262,735	387,579
Investment income – net	753,432	1,417,454	464,438	(46,698)	162,690	593,798
Realized and unrealized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	502,050	11,981,472	(290,536)	(3,710,100)	379,091	(446,082)
Affiliated issuers (note 8)	–	–	–	–	–	–
Written options transactions	–	3,681	–	–	–	–
Foreign currency transactions	–	(112)	(6,026)	–	–	(1,801)
Net increase from litigation payments	104,323	–	–	–	–	–
Futures transactions	57,928	–	–	–	(622,981)	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers	2,304,973	6,783,601	26,411,628	12,589,370	5,984,792	10,143,207
Affiliated issuers (note 8)	–	–	–	–	–	–
Options written	–	2,944	–	–	–	–
Swaps	–	–	–	–	–	–
Translation of assets and liabilities in foreign currency	–	(47)	170	–	–	894
Futures transactions	61,969	–	–	–	–	–
Net gains (losses) on investments	3,031,243	18,771,539	26,115,236	8,879,270	5,740,902	9,696,218
Net increase (decrease) in net assets resulting from operations	$3,784,675	$20,188,993	$26,579,674	$8,832,572	$5,903,592	$10,290,016

Securian Funds Trust

Statements of Changes in Net Assets

Six months or period ended June 30, 2014 and year or period ended December 31, 2013

(Unaudited)

	SFT Advantus Bond Fund		SFT Advantus Index 400 Mid-Cap Fund		SFT Advantus Index 500 Fund
	2014	2013	2014	2013	2014	2013
Operations:
Investment income – net	$5,295,636	$9,797,315	$1,083,573	$1,869,461	$4,548,807	$8,203,514
Net realized gains (losses) on investments	2,978,115	(679,000)	10,551,071	15,058,508	10,320,750	17,020,423
Net change in unrealized appreciation or depreciation of investments	8,547,087	(11,430,631)	4,487,412	42,054,025	24,019,179	114,353,349
Net increase (decrease) in net assets resulting from operations	16,820,838	(2,312,316)	16,122,056	58,981,994	38,888,736	139,577,286
Capital stock transactions:
Proceeds from sales
Class 1	419,398	1,885,184	1,104,304	4,001,073	2,112,586	20,081,318
Class 2	6,287,634	15,310,201	721,317	2,154,241	4,091,170	16,185,563
Payments for redemption of shares
Class 1	(218,880)	(611,121)	(220,644)	(717,232)	(458,855)	(2,129,564)
Class 2	(8,942,237)	(17,095,471)	(9,173,278)	(22,978,039)	(18,653,357)	(41,106,945)
Increase (decrease) in net assets from capital stock transactions	(2,454,085)	(511,207)	(7,568,301)	(17,539,957)	(12,908,456)	(6,969,628)
Total increase (decrease) in net assets	14,366,753	(2,823,523)	8,553,755	41,442,037	25,980,280	132,607,658
Net assets at beginning of period	360,447,787	363,271,310	228,686,049	187,244,012	576,825,736	444,218,078
Net assets at end of period	$374,814,540	$360,447,787	$237,239,804	$228,686,049	$602,806,016	$576,825,736
Capital share transactions:
Proceeds from sales
Class 1	202,616	931,654	326,957	1,429,483	304,568	3,468,128
Class 2	3,104,777	7,682,112	214,647	732,484	597,343	2,797,924
Net change from capital transactions	3,307,393	8,613,766	541,604	2,161,967	901,911	6,266,052
Payments for redemption of shares
Class 1	(106,808)	(301,333)	(66,104)	(243,347)	(66,680)	(364,822)
Class 2	(4,393,582)	(8,555,343)	(2,750,768)	(8,012,689)	(2,740,241)	(7,170,399)
Net change from capital transactions	(4,500,390)	(8,856,676)	(2,816,872)	(8,256,036)	(2,806,921)	(7,535,221)

1  The Fund commenced operations on May 1, 2013.

See accompanying notes to financial statements.

	SFT Advantus International Bond Fund		SFT Advantus Managed Volatility Fund[1]		SFT Advantus Money Market Fund
	2014	2013	2014	2013	2014	2013
Operations:
Investment income – net	$1,793,120	$3,815,250	$124,711	$27,872	$–	$–
Net realized gains (losses) on investments	555,821	3,490,274	2,181,897	511,092	3	(231)
Net change in unrealized appreciation or depreciation of investments	2,429,429	(7,446,936)	1,381,397	2,576,565	–	–
Net increase (decrease) in net assets resulting from operations	4,778,370	(141,412)	3,688,005	3,115,529	3	(231)
Capital stock transactions:
Proceeds from sales
Class 1	86,926	243,440	–	–	–	–
Class 2	1,233,332	11,957,327	23,620,782	50,321,152	8,468,078	45,437,939
Payments for redemption of shares
Class 1	(27,856)	(96,765)	–	–	–	–
Class 2	(5,189,733)	(10,517,854)	(417,082)	(505,882)	(12,031,525)	(51,872,244)
Increase (decrease) in net assets from capital stock transactions	(3,897,331)	1,586,148	23,203,700	49,815,270	(3,563,447)	(6,434,305)
Total increase (decrease) in net assets	881,039	1,444,736	26,891,705	52,930,799	(3,563,444)	(6,434,536)
Net assets at beginning of period	129,641,142	128,196,406	52,930,799	–	89,423,256	95,857,792
Net assets at end of period	$130,522,181	$129,641,142	$79,822,504	$52,930,799	$85,859,812	$89,423,256
Capital share transactions:
Proceeds from sales
Class 1	35,034	99,286	–	–	–	–
Class 2	505,215	4,904,484	2,175,599	4,980,695	8,468,078	45,437,939
Net change from capital transactions	540,249	5,003,770	2,175,599	4,980,695	8,468,078	45,437,939
Payments for redemption of shares
Class 1	(11,089)	(39,037)	–	–	–	–
Class 2	(2,115,570)	(4,329,122)	(39,165)	(48,352)	(12,031,525)	(51,872,244)
Net change from capital transactions	(2,126,659)	(4,368,159)	(39,165)	(48,352)	(12,031,525)	(51,872,244)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months or period ended June 30, 2014 and year or period ended December 31, 2013

(Unaudited)

	SFT Advantus Mortgage Securities Fund		SFT Advantus Real Estate Securities Fund
	2014	2013	2014	2013
Operations:
Investment income – net	$753,432	$1,382,451	$1,417,454	$1,406,986
Net realized gains (losses) on investments	664,301	(474,490)	11,985,041	10,700,211
Net change in unrealized appreciation or depreciation of investments	2,366,942	(2,801,405)	6,786,498	(10,905,076)
Net increase (decrease) in net assets resulting from operations	3,784,675	(1,893,444)	20,188,993	1,202,121
Capital stock transactions:
Proceeds from sales
Class 1	50,515	591,434	404,972	1,577,546
Class 2	1,622,473	6,779,404	9,182,151	10,206,849
Payments for redemption of shares
Class 1	(43,856)	(113,915)	(138,418)	(397,844)
Class 2	(3,450,850)	(6,231,374)	(8,233,277)	(6,971,852)
Increase (decrease) in net assets from capital stock transactions	(1,821,718)	1,025,549	1,215,428	4,414,699
Total increase (decrease) in net assets	1,962,957	(867,895)	21,404,421	5,616,820
Net assets at beginning of year	96,555,355	97,423,250	116,465,646	110,848,826
Net assets at end of year	$98,518,312	$96,555,355	$137,870,067	$116,465,646
Capital share transactions:
Proceeds from sales
Class 1	28,519	338,048	117,066	491,251
Class 2	928,324	3,942,956	2,724,519	3,189,672
Net change from capital transactions	956,843	4,281,004	2,841,585	3,680,923
Payments for redemption of shares
Class 1	(24,634)	(65,058)	(39,951)	(123,450)
Class 2	(1,976,894)	(3,604,243)	(2,375,870)	(2,164,506)
Net change from capital transactions	(2,001,528)	(3,669,301)	(2,415,821)	(2,287,956)

1  The Fund commenced operations on May 1, 2014.

See accompanying notes to financial statements.

	SFT Ivy® Growth Fund[1]	SFT Ivy® Small Cap Growth Fund[1]	SFT Pyramis® Core Equity Fund[1]	SFT T. Rowe Price Value Fund[1]
	2014	2014	2014	2014
Operations:
Investment income – net	$464,438	$(46,698)	$162,690	$593,798
Net realized gains (losses) on investments	(296,562)	(3,710,100)	(243,890)	(447,883)
Net change in unrealized appreciation or depreciation of investments	26,411,798	12,589,370	5,984,792	10,144,101
Net increase (decrease) in net assets resulting from operations	26,579,674	8,832,572	5,903,592	10,290,016
Capital stock transactions:
Proceeds from sales
Class 1	–	–	609,311	–
Class 2	480,769,761	175,518,103	143,451,242	229,122,941
Payments for redemption of shares
Class 1	–	–	(8,037)	–
Class 2	(6,669,590)	(1,752,174)	(4,118,519)	(3,787,023)
Increase (decrease) in net assets from capital stock transactions	474,100,171	173,765,929	139,933,997	225,335,918
Total increase (decrease) in net assets	500,679,845	182,598,501	145,837,589	235,625,934
Net assets at beginning of year	–	–	–	–
Net assets at end of year	$500,679,845	$182,598,501	$145,837,589	$235,625,934
Capital share transactions:
Proceeds from sales
Class 1	–	–	60,900	–
Class 2	48,076,478	17,552,192	14,345,041	22,911,819
Net change from capital transactions	48,076,478	17,552,192	14,405,941	22,911,819
Payments for redemption of shares
Class 1	–	–	(783)	–
Class 2	(650,047)	(176,218)	(405,780)	(371,194)
Net change from capital transactions	(650,047)	(176,218)	(406,563)	(371,194)

Securian Funds Trust
Financial Highlights

SFT Advantus Bond Fund

	Class 1 Shares
	Six months ended June 30, 2014		Year ended December 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$2.016		$2.024	$1.880	$1.736	$1.583	$1.370
Income from investment operations:
Net investment income (a)	.032		.060	.055	.045	.067	.077
Net gains (losses) (both realized and unrealized)	.065		(.068)	.089	.099	.086	.136
Total from investment operations .	.097		(.008)	.144	.144	.153	.213
Net asset value, end of period	$2.113		$2.016	$2.024	$1.880	$1.736	$1.583
Total return (b)	4.81%		(0.40)%	7.69%	8.30%	9.69%	15.85%
Net assets, end of period (in thousands)	$4,829		$4,414	$3,156	$421	$331	$194
Ratios to average net assets:
Expenses (c)	.50	%(d)	.51%	.51%	.50%	.50%	.51%
Net investment income	3.15	%(d)	2.96%	2.77%	2.48%	3.94%	5.27%
Portfolio turnover rate (excluding short-term securities)	109.1%		235.8%	205.5%	270.5%	247.1%	266.4%
	Class 2 Shares
	Six months ended June 30, 2014		Year ended December 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$1.991		$2.004	$1.866	$1.727	$1.579	$1.370
Income from investment operations:
Net investment income (a)	.029		.054	.047	.041	.064	.073
Net gains (losses) (both realized and unrealized)	.064		(.067)	.091	.098	.084	.136
Total from investment operations	.093		(.013)	.138	.139	.148	.209
Net asset value, end of period	$2.084		$1.991	$2.004	$1.866	$1.727	$1.579
Total return (b)	4.68%		(0.65)%	7.42%	8.03%	9.41%	15.57%
Net assets, end of period (in thousands)	$369,986		$356,034	$360,115	$359,289	$365,923	$346,750
Ratios to average net assets:
Expenses (c)	.75	%(d)	.76%	.76%	.75%	.75%	.76%
Net investment income	2.89	%(d)	2.71%	2.41%	2.26%	3.79%	5.04%
Portfolio turnover rate (excluding short-term securities)	109.1%		235.8%	205.5%	270.5%	247.1%	266.4%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2014		Year ended December 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$3.324		$2.497	$2.124	$2.168	$1.717	$1.260
Income from investment operations:
Net investment income (a)	.020		.034	.040	.021	.019	.018
Net gains (losses) (both realized and unrealized)	.224		.793	.333	(.065)	.432	.439
Total from investment operations	.244		.827	.373	(.044)	.451	.457
Net asset value, end of period	$3.568		$3.324	$2.497	$2.124	$2.168	$1.717
Total return (b)	7.36%		33.11%	17.54%	(2.02)%	26.24%	36.77%
Net assets, end of period (in thousands)	$14,675		$12,802	$6,656	$249	$179	$88
Ratios to average net assets:
Expenses (c)	.25	%(d)	.28%	.31%	.29%	.31%	.34%
Net investment income	1.20	%(d)	1.15%	1.65%	1.09%	1.02%	1.22%
Portfolio turnover rate (excluding short-term securities)	5.8%		9.3%	8.0%	16.3%	13.2%	20.2%
	Class 2 Shares
	Six months ended June 30, 2014		Year ended December 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$3.283		$2.472	$2.109	$2.157	$1.713	$1.260
Income from investment operations:
Net investment income (a)	.016		.025	.023	.015	.014	.014
Net gains (losses) (both realized and unrealized)	.221		.786	.340	(.063)	.430	.439
Total from investment operations	.237		.811	.363	(.048)	.444	.453
Net asset value, end of period	$3.520		$3.283	$2.472	$2.109	$2.157	$1.713
Total return (b)	7.23%		32.78%	17.24%	(2.26)%	25.93%	36.43%
Net assets, end of period (in thousands)	$222,565		$215,884	$180,588	$165,651	$182,525	$146,307
Ratios to average net assets:
Expenses (c)	.50	%(d)	.53%	.56%	.54%	.56%	.60%
Net investment income	.94	%(d)	.87%	.99%	.82%	.74%	1.01%
Portfolio turnover rate (excluding short-term securities)	5.8%		9.3%	8.0%	16.3%	13.2%	20.2%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2014		Year ended December 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$6.822		$5.167	$4.465	$4.384	$3.818	$3.030
Income from investment operations:
Net investment income (a)	.063		.115	.111	.083	.072	.065
Net gains (losses) (both realized and unrealized)	.415		1.540	.591	(.002)	.494	.723
Total from investment operations	.478		1.655	.702	.081	.566	.788
Net asset value, end of period	$7.300		$6.822	$5.167	$4.465	$4.384	$3.818
Total return (b)	7.00%		32.04%	15.71%	1.85%	14.82%	26.18%
Net assets, end of period (in thousands)	$40,671		$36,387	$11,524	$421	$252	$130
Ratios to average net assets:
Expenses (c)	.21	%(d)	.22%	.24%	.23%	.22%	.23%
Net investment income	1.82	%(d)	1.88%	2.19%	1.88%	1.82%	1.93%
Portfolio turnover rate (excluding short-term securities)	1.2%		4.5%	2.6%	4.6%	4.1%	6.7%
	Class 2 Shares
	Six months ended June 30, 2014		Year ended December 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$6.737		$5.115	$4.432	$4.362	$3.809	$3.030
Income from investment operations:
Net investment income (a)	.053		.095	.088	.070	.061	.058
Net gains (both realized and unrealized)	.410		1.527	.595	–	.492	.721
Total from investment operations .	.463		1.622	.683	.070	.553	.779
Net asset value, end of period	$7.200		$6.737	$5.115	$4.432	$4.362	$3.809
Total return (b)	6.87%		31.71%	15.42%	1.59%	14.54%	25.87%
Net assets, end of period (in thousands)	$562,135		$540,439	$432,694	$418,980	$452,113	$449,613
Ratios to average net assets:
Expenses (c)	.46	%(d)	.47%	.49%	.48%	.47%	.48%
Net investment income	1.57	%(d)	1.59%	1.80%	1.60%	1.55%	1.81%
Portfolio turnover rate (excluding short-term securities)	1.2%		4.5%	2.6%	4.6%	4.1%	6.7%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus International Bond Fund

	Class 1 Shares
	Six months ended June 30, 2014		Year ended December 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$2.468		$2.464	$2.115	$2.116	$1.853	$1.570
Income from investment operations:
Net investment income (a)	.038		.078	.086	.089	.094	.070
Net gains (losses) (both realized and unrealized)	.059		(.074)	.263	(.090)	.169	.213
Total from investment operations	.097		.004	.349	(.001)	.263	.283
Net asset value, end of period	$2.565		$2.468	$2.464	$2.115	$2.116	$1.853
Total return (b)	3.90%		0.17%	16.49%	(0.01)%	14.19%	17.85%
Net assets, end of period (in thousands)	$847		$756	$606	$395	$293	$138
Ratios to average net assets:
Expenses (c)	.85	%(d)	.87%	.94%	.95%	.95%	.99%
Net investment income	3.05	%(d)	3.18%	3.76%	4.07%	4.65%	4.08%
Portfolio turnover rate (excluding short-term securities)	12.4%		17.7%	38.8%	18.8%	11.0%	56.5%
	Class 2 Shares
	Six months ended June 30, 2014		Year ended December 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$2.438		$2.440	$2.100	$2.105	$1.848	$1.570
Income from investment operations:
Net investment income (a)	.034		.071	.079	.083	.086	.065
Net gains (losses) (both realized and unrealized)	.058		(.073)	.261	(.088)	.171	.213
Total from investment operations	.092		(.002)	.340	(.005)	.257	.278
Net asset value, end of period	$2.530		$2.438	$2.440	$2.100	$2.105	$1.848
Total return (b)	3.77%		(0.08)%	16.20%	(0.26)%	13.90%	17.56%
Net assets, end of period (in thousands)	$129,675		$128,885	$127,590	$110,987	$111,685	$96,098
Ratios to average net assets:
Expenses (c)	1.10	%(d)	1.12%	1.19%	1.20%	1.19%	1.23%
Net investment income	2.80	%(d)	2.92%	3.51%	3.85%	4.28%	3.82%
Portfolio turnover rate (excluding short-term securities)	12.4%		17.7%	38.8%	18.8%	11.0%	56.5%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Managed Volatility Fund

	Six months ended June 30, 2014 (unaudited)		Period ended December 31, 2013(a)
Net asset value, beginning of period	$10.731		$10.000
Income from investment operations:
Net investment income (b)	.021		.008
Net gains (both realized and unrealized) .	.540		.723
Total from investment operations .	.561		.731
Net asset value, end of period	$11.292		$10.731
Total return (c)	5.23%		7.31%
Net assets, end of period (in thousands)	$79,823		$52,931
Ratios to average net assets:
Expenses before waiver (d)	1.23	%(e)	1.37	%(e)
Expenses net of waiver (d)(f)	.80	%(e)	.80	%(e)
Net investment income	.40	%(e)	.12	%(e)
Portfolio turnover rate (excluding short-term securities)	0.9%		32.1%

(a)  The Fund commenced operations on May 1, 2013.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor (see note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Money Market Fund

	Six months ended June 30, 2014		Year ended December 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income (a)	–		–	–	–	–	.003
Total from investment operations	–		–	–	–	–	.003
Dividends from net investment income	–		–	–	–	.000 (b)	(.003)
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return (c)	–%		–%	–%	–%	0.03%	0.27%
Net assets, end of period (in thousands)	$85,860		$89,423	$95,858	$108,115	$106,901	$114,369
Ratios to average net assets:
Expenses before waiver (d)	.83%		.86%	.83%	.69%	.78%	.77%
Expenses net of waiver (d)(f)	.11	%(e)	.13%	.17%	.14%	.23%	.65%
Net investment income	–%		–%	–%	–%	–%	.32%

(a)  Based on average shares outstanding during the year.

(b)  Amount represents less than $0.0005 per share.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor and distributor (see note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Mortgage Securities Fund

	Class 1 Shares
	Six months ended June 30, 2014		Year ended December 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$1.731		$1.761	$1.698	$1.587	$1.482	$1.370
Income from investment operations:
Net investment income (a)	.016		.029	.038	.025	.048	.068
Net gains (losses) (both realized and unrealized)	.054		(.059)	.025	.086	.057	.044
Total from investment operations	.070		(.030)	.063	.111	.105	.112
Net asset value, end of period	$1.801		$1.731	$1.761	$1.698	$1.587	$1.482
Total return (b)	4.07%		(1.73)%	3.75%	7.00%	7.02%	8.32%
Net assets, end of period (in thousands)	$1,032		$985	$521	$196	$157	$78
Ratios to average net assets:
Expenses (c)	.64	%(d)	.68%	.68%	.63%	.62%	.66%
Net investment income	1.81	%(d)	1.67%	2.18%	1.54%	3.08%	4.78%
Portfolio turnover rate (excluding short-term securities)	123.2%		370.7%	231.3%	241.8%	252.0%	209.6%
	Class 2 Shares
	Six months ended June 30, 2014		Year ended December 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$1.709		$1.744	$1.685	$1.579	$1.479	$1.370
Income from investment operations:
Net investment income (a)	.013		.025	.034	.022	.046	.066
Net gains (losses) (both realized and unrealized)	.055		(.060)	.025	.084	.054	.043
Total from investment operations	.068		(.035)	.059	.106	.100	.109
Net asset value, end of period	$1.777		$1.709	$1.744	$1.685	$1.579	$1.479
Total return (b)	3.94%		(1.98)%	3.49%	6.73%	6.76%	8.05%
Net assets, end of period (in thousands)	$97,486		$95,570	$96,902	$105,053	$112,343	$117,316
Ratios to average net assets:
Expenses (c)	.89	%(d)	.93%	.93%	.87%	.87%	.91%
Net investment income	1.56	%(d)	1.44%	1.98%	1.34%	3.00%	4.65%
Portfolio turnover rate (excluding short-term securities)	123.2%		370.7%	231.3%	241.8%	252.0%	209.6%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30, 2014		Year ended December 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$3.143		$3.100	$2.623	$2.482	$1.920	$1.540
Income from investment operations:
Net investment income (a)	.042		.050	.052	.031	.030	.044
Net gains (losses) (both realized and unrealized)	.498		(.007)	.425	.110	.532	.336
Total from investment operations	.540		.043	.477	.141	.562	.380
Net asset value, end of period	$3.683		$3.143	$3.100	$2.623	$2.482	$1.920
Total return (b)	17.19%		1.40%	18.20%	5.68%	29.23%	24.90%
Net assets, end of period (in thousands)	$4,635		$3,713	$2,522	$458	$308	$133
Ratios to average net assets:
Expenses (c)	.85	%(d)	.90%	.93%	.92%	.94%	.99%
Net investment income	2.45	%(d)	1.55%	1.75%	2.44%	1.38%	2.85%
Portfolio turnover rate (excluding short-term securities)	51.6%		39.8%	47.6%	57.7%	66.9%	67.1%
	Class 2 Shares
	Six months ended June 30, 2014		Year ended December 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$3.104		$3.069	$2.603	$2.469	$1.915	$1.540
Income from investment operations:
Net investment income (a)	.037		.038	.034	.023	.020	.039
Net gains (losses) (both realized and unrealized)	.492		(.003)	.432	.111	.534	.336
Total from investment operations	.529		.035	.466	.134	.554	.375
Net asset value, end of period	$3.633		$3.104	$3.069	$2.603	$2.469	$1.915
Total return (b)	17.04%		1.15%	17.90%	5.42%	28.91%	24.59%
Net assets, end of period (in thousands)	$133,235		$112,753	$108,327	$98,444	$101,801	$88,020
Ratios to average net assets:
Expenses (c)	1.10	%(d)	1.15%	1.18%	1.16%	1.19%	1.25%
Net investment income	2.19	%(d)	1.18%	1.16%	2.12%	.90%	2.67%
Portfolio turnover rate (excluding short-term securities)	51.6%		39.8%	47.6%	57.7%	66.9%	67.1%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Ivy® Growth Fund

	Period ended June 30, 2014(a) (unaudited)
Net asset value, beginning of period	$10.000
Income from investment operations:
Net investment income (b)	.010
Net gains (both realized and unrealized)	.547
Total from investment operations	.557
Net asset value, end of period	$10.557
Total return (c)	5.61%
Net assets, end of period (in thousands)	$500,680
Ratios to average net assets:
Expenses (d)	.98	%(e)
Net investment income	.59	%(e)
Portfolio turnover rate (excluding short-term securities)	20.4%

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Ivy® Small Cap Growth Fund

	Period ended June 30, 2014(a) (unaudited)
Net asset value, beginning of period	$10.000
Income from investment operations:
Net investment income (b)	(.003)
Net gains (both realized and unrealized)	.512
Total from investment operations	.509
Net asset value, end of period	$10.509
Total return (c)	5.13%
Net assets, end of period (in thousands)	$182,599
Ratios to average net assets:
Expenses (d)	1.25	%(e)
Net investment income	(.17	)%(e)
Portfolio turnover rate (excluding short-term securities)	83.4%

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Pyramis® Core Equity Fund

	Class 1 Shares
	Period ended June 30, 2014(a) (unaudited)
Net asset value, beginning of period	$10.000
Income from investment operations:
Net investment income (b)	.016
Net gains (both realized and unrealized)	.406
Total from investment operations	.422
Net asset value, end of period	$10.422
Total return (c)	4.21%
Net assets, end of period (in thousands)	$627
Ratios to average net assets:
Expenses (d)	.88	%(e)
Net investment income	.94	%(e)
Portfolio turnover rate (excluding short-term securities)	10.2%
	Class 2 Shares
	Period ended June 30, 2014(a) (unaudited)
Net asset value, beginning of period	$10.000
Income from investment operations:
Net investment income (b)	.012
Net gains (both realized and unrealized)	.405
Total from investment operations	.417
Net asset value, end of period	$10.417
Total return (c)	4.17%
Net assets, end of period (in thousands)	$145,211
Ratios to average net assets:
Expenses (d)	1.13	%(e)
Net investment income	.70	%(e)
Portfolio turnover rate (excluding short-term securities)	10.2%

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Period ended June 30, 2014(a) (unaudited)
Net asset value, beginning of period	$10.000
Income from investment operations:
Net investment income (b)	.027
Net gains (both realized and unrealized)	.426
Total from investment operations	.453
Net asset value, end of period	$10.453
Total return (c)	4.58%
Net assets, end of period (in thousands)	$235,626
Ratios to average net assets:
Expenses (d)	1.03	%(e)
Net investment income	1.58	%(e)
Portfolio turnover rate (excluding short-term securities)	72.3%

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Notes to Financial Statements

June 30, 2014

(1)  Organization

Securian Funds Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a no-load, diversified open-end management investment company, except that SFT Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes several different Funds: SFT Advantus Bond, SFT Advantus Index 400 Mid-Cap, SFT Advantus Index 500, SFT Advantus International Bond, SFT Advantus Managed Volatility, SFT Advantus Money Market, SFT Advantus Mortgage Securities, SFT Advantus Real Estate Securities, SFT Ivy® Growth, SFT Ivy® Small Cap Growth, SFT Pyramis® Core Equity, and SFT T. Rowe Price Value Funds. The Trust's prospectus provides a detailed description of each Fund's investment objective, policies and strategies. The Funds issue two classes of shares: Class 1 and Class 2, except for the SFT Advantus Money Market Fund, SFT Advantus Managed Volatility Fund, SFT Ivy® Growth Fund, SFT Ivy® Small Cap Growth Fund, and SFT T. Rowe Price Value Fund which offer shares in only one class. Class 2 shares and shares of the SFT Money Market Fund, SFT Managed Volatility Fund, SFT Ivy® Growth Fund, SFT Ivy® Small Cap Growth Fund, and SFT T. Rowe Price Value Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Each Fund, other than SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, qualifies for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"). SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. If a Fund at any time has just one shareholder, as is the case for SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, it is treated as a disregarded entity for federal income tax purposes. While the Trust anticipates that each Fund, other than SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, will always have two shareholders, Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life"), a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life and Securian Life in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)  Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, "Financial Services – Investment Companies." The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. ("Advantus Capital") Valuation Committee under the supervision of the Trust's Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Fund's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Advantus Money Market Fund, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Advantus Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Advantus Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or protect itself from market changes, the Funds (excluding the SFT Advantus Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (FCM) which is registered with the Commodity Futures Trading Commission (CFTC) or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund's assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT Advantus International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party's payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (usually Libor).

These agreements are executed on a registered exchange ("centrally cleared interest rate swaps"), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Options Transactions

Each Fund (excluding the SFT Advantus Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At June 30, 2014, no Funds were invested in repurchase agreements.

Federal Taxes

None of the Funds in the Trust are recognized as regulated investment companies, for federal income tax purposes, but instead are treated as a partnership as long as each Fund has more than one shareholder. A Fund with only a single shareholder, such as SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, will be taxed as a disregarded entity for federal income tax purposes. The Funds are not required to pay federal or Delaware income taxes on their net investment income and net capital gains, as each Fund is treated as either a partnership or a disregarded entity for federal income tax purposes. All interest, dividends, gains and losses of each Fund are deemed to have been "passed through" to the shareholders in proportion to its holdings of the Fund regardless of whether such interest, dividends or gains and losses have been distributed by the Fund.

The FASB, Accounting Standards Codification 740, Income Taxes (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements as of the period ended June 30, 2014. The Funds' federal and state income returns for which the applicable statutes of limitations have not expired (2010, 2011, 2012, 2013) remain subject to examination by the Internal Revenue Service and states department of revenue.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Distributions to Shareholders

Distributions to shareholders from net investment income, if any, for the SFT Advantus Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock. As partnerships, the Funds are not required to distribute taxable income, and Funds other than SFT Advantus Money Market Fund will not distribute taxable income.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2014, the SFT Advantus Bond Fund and SFT Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $10,582,498 and $11,859,355, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

Securian Funds Trust
Notes to Financial Statements – continued

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2014 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
SFT Advantus Bond Fund	$94,851,526	$79,336,914	$311,324,656	$317,690,231
SFT Advantus Index 400 Mid-Cap Fund	13,066,238	21,894,680	—	—
SFT Advantus Index 500 Fund	6,715,215	14,018,860	—	—
SFT Advantus International Bond Fund	11,616,874	17,499,697	—	—
SFT Advantus Managed Volatility Fund	5,826,733	313,165	1,248,105	41,972
SFT Advantus Mortgage Securities Fund	6,428,391	3,092,873	114,395,016	114,342,728
SFT Advantus Real Estate Securities Fund	70,273,489	66,327,720	—	—
SFT Ivy® Growth Fund**	567,618,631	97,831,918	—	—
SFT Ivy® Small Cap Growth Fund**	309,320,360	142,250,256	—	—
SFT Pyramis® Core Equity Fund**	152,182,299	14,498,626	—	—
SFT T. Rowe Price Value Fund**	388,400,998	164,202,311	—	—

*  Includes U.S. government-sponsored enterprise securities

**  The Fund commenced operations on 05/01/14.

(4)  Expenses and Related Party Transactions

The Funds have an investment advisory agreement with Advantus Capital, a wholly-owned subsidiary of Securian Financial Group, Inc. ("Securian Financial Group"). Under the advisory agreement, Advantus Capital manages the Funds' investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund of the Trust pays Advantus Capital an annual fee, based on average daily net assets, in the following amounts:

Annual Fee on Net Assets
SFT Advantus Bond Fund	0.40% of net assets to $1 billion; and 0.35% of net assets exceeding $1 billion
SFT Advantus Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Advantus Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Advantus International Bond Fund	0.60% of net assets to $1 billion; and 0.55% of net assets exceeding $1 billion
SFT Advantus Managed Volatility Fund	0.65% of all assets
SFT Advantus Money Market Fund	0.30% of net assets to $1 billion; and 0.25% of net assets exceeding $1 billion
SFT Advantus Mortgage Securities Fund	0.40% of net assets to $1 billion; and 0.35% of net assets exceeding $1 billion
SFT Advantus Real Estate Securities Fund	0.70% of net assets to $1 billion; and 0.65% of net assets exceeding $1 billion
SFT Ivy® Growth Fund	0.67% of net assets to $500 million; and 0.625% of next $300 million of net assets; and 0.60% of next $200 million of net assets; and 0.50% of net assets exceeding $1 billion
SFT Ivy® Small Cap Growth Fund	0.85% of net assets to $1 billion; and 0.80% of next $2 billion of net assets; and 0.76% of net assets exceeding $3 billion
SFT Pyramis® Core Equity Fund	0.65% of all assets
SFT T. Rowe Price Value Fund	0.67% of net assets to $1 billion; and 0.65% of next $1.5 billion of net assets; and 0.60% of net assets exceeding $2.5 billion

Advantus Capital has a sub-advisory agreement with Franklin Advisers, Inc. ("Franklin"), a registered investment Advisor for the SFT Advantus International Bond Fund, under which Advantus Capital pays Franklin an annual fee of 0.37% based on average daily net assets.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Advantus Capital has a sub-advisory agreement with Waddell & Reed Investment Management Company ("WRIMCO"), a registered investment Advisor for the SFT Ivy® Growth Fund and the SFT Ivy® Small Cap Growth Fund, under which Advantus Capital pays WRIMCO an annual fee ranging from 0.33% to 0.55% and 0.40% to 0.82% respectively, based on average daily net assets.

Advantus Capital has a sub-advisory agreement with Pyramis Global Advisors, LLC ("Pyramis"), a registered investment Advisor for the SFT Pyramis® Core Equity Fund, under which Advantus Capital pays Pyramis an annual fee ranging from 0.31% to 0.33% based on average daily net assets.

Advantus Capital has a sub-advisory agreement with T. Rowe Price Associates, Inc. ("T. Rowe Price"), a registered investment Advisor for the SFT T. Rowe Price Value Fund, under which Advantus Capital pays T. Rowe Price an annual fee ranging from 0.30% to 0.50% based on average daily net assets.

The Trust bears certain other operating expenses including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Fund will be allocated based upon the proportionate daily net assets of each Fund.

Administrative Services Fee

The Trust has an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund range from $3,057 to $14,500.

Accounting Services

The Trust has an agreement with State Street Bank and Trust Company ("State Street") in which State Street provides daily fund accounting and investment administration services. In 2014, these fees ranged from .02% to .05% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares and its SFT Advantus Managed Volatility Fund, SFT Advantus Money Market Fund, SFT Ivy® Growth Fund, SFT Ivy® Small Cap Growth Fund, and SFT T. Rowe Price Value Fund ("Covered Funds"). Each Covered Fund pays distribution fees at the annual rate of .25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. ("Securian Financial"), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

Net Investment Income Maintenance Agreement for the SFT Advantus Money Market Fund

Effective May 1, 2012, the Board of Trustees of the Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Advantus Money Market Fund), Advantus Capital and Securian Financial. Under such Agreement, Advantus Capital agrees to waive, reimburse or pay SFT Advantus Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. For the six months ended June 30, 2014, the advisory, 12b-1 distribution and other fee waivers totaled $130,561, $108,801 and $72,212 respectively. These amounts are reflected as fees waived in the accompanying Statement of Operations. As of June 30, 2014, Advantus Capital and Securian Financial have collectively waived a cumulative total of $3,126,853 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $2,007,067 was eligible for recovery by Advantus Capital and Securian Financial as of such date. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement shall continue in effect following May 1, 2015, provided such continuance is specifically approved by a majority of the Trust's independent Trustees.

SFT Advantus Managed Volatility Fund Expense Waivers

Advantus Capital and the Trust, on behalf of the SFT Advantus Managed Volatility Fund, have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2015. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. For the six months ended June 30, 2014, the advisory waivers totaled $135,006. This amount is reflected as fees waived in the accompanying Statement of Operations. As of June 30, 2014, Advantus Capital has waived a cumulative total of $265,873 pursuant to the Agreement. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

(5)  Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Advantus Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At June 30, 2014, the SFT Advantus Bond Fund and SFT Advantus Mortgage Securities Fund held illiquid securities of $10,716,622 and $2,622,267, respectively, which represent 2.9% and 2.7% of net assets, respectively. Pursuant to guidelines adopted by the Trust's Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

Securian Funds Trust
Notes to Financial Statements – continued

(5)  Illiquid Securities – (continued)

The following is a list of illiquid securities by fund, including acquisition date and cost, as of June 30, 2014:

SFT Advantus Bond Fund	Acquisition Date	Cost
BHN I Mortgage Fund	Various	$69,485
Countryplace Manufactured Housing Contract Trust	06/29/2005	1,754,867
FAN Engine Securitization, Ltd.	10/18/2013	744,700
Hometown Commercial Mortgage	Various	1,595,122
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	962,987
Multi Security Asset Trust	Various	2,561,863
Prudential Holdings, LLC	09/26/2013	953,923
Symetra Financial Corp.	Various	2,238,259
		$10,881,206
SFT Advantus Mortgage Securities Fund	Acquisition Date	Cost
BHN I Mortgage Fund	Various	$62,475
Countryplace Manufactured Housing Contract Trust	06/29/2005	362,622
FAN Engine Securitization, Ltd.	10/18/2013	199,164
Government National Mortgage Association (GNMA)	06/17/2003	533,560
Hometown Commercial Mortgage	11/28/2006	405,051
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	307,404
Multi Security Asset Trust	Various	1,367,385
		$3,237,661

(6)  Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor's own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

The following is a summary of the levels used for the period ended June 30, 2014 in valuing the Fund's assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at June 30, 2014 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Bond Fund
Assets
Government Obligations	$–	$169,694,155	$–	$169,694,155
Asset-Backed Securities	–	23,651,548	–	23,651,548
Other Mortgage-Backed Securities	–	30,663,919	–	30,663,919
Corporate Obligations	–	148,002,368	–	148,002,368
Investment Companies	11,024,104	–	–	11,024,104
Total Investments	11,024,104	372,011,990	–	383,036,094
Liabilities
Other Financial Instruments* Futures Contracts	(21,546)	–	–	(21,546)
SFT Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	227,239,723	–	–	227,239,723
Investment Companies	7,807,363	–	–	7,807,363
Total Investments	235,047,086	–	–	235,047,086
Other Financial Instruments* Futures Contracts	113,839	–	–	113,839
SFT Advantus Index 500 Fund
Assets
Common Stocks	588,178,878	–	–	588,178,878
Investment Companies	15,159,416	–	–	15,159,416
Total Investments	603,338,294	–	–	603,338,294
Other Financial Instruments* Futures Contracts	272,226	–	–	272,226
SFT Advantus International Bond Fund
Assets
Long-Term Debt Securities	–	94,066,188	–	94,066,188
Short-Term Debt Securities	–	17,887,648	–	17,887,648
Investment Companies	15,382,403	–	–	15,382,403
Total Investments	15,382,403	111,953,836	–	127,336,239
Other Financial Instruments* Forward Foreign Currency Contracts	–	1,124,895	–	1,124,895
Liabilities
Other Financial Instruments* Forward Foreign Currency Contracts	–	(1,073,805)	–	(1,073,805)
Interest Rate Swap Contracts	–	(68,670)	–	(68,670)

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2014 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Managed Volatility Fund
Assets
Government Obligations	$–	$3,706,196	$–	$3,706,196
Corporate Obligations	–	22,638,654	–	22,638,654
Investment Companies	53,148,924	–	–	53,148,924
Total Investments	53,148,924	26,344,850	–	79,493,774
Other Financial Instruments* Futures Contracts	363,515	–	–	363,515
Liabilities
Other Financial Instruments* Futures Contracts	(1,454)	–	–	(1,454)
SFT Advantus Money Market Fund
Assets
Commercial Paper	–	19,450,021	–	19,450,021
Certificates of Deposit	–	3,750,000	–	3,750,000
Corporate Bonds & Notes	–	13,827,784	–	13,827,784
U.S. Government Obligations	–	21,199,202	–	21,199,202
Other Short-Term Investments	–	8,856,941	–	8,856,941
Investment Companies	18,898,665	–	–	18,898,665
Total Investments	18,898,665	67,083,948	–	85,982,613
SFT Advantus Mortgage Securities Fund
Assets
Government Obligations	–	84,149,313	–	84,149,313
Asset-Backed Securities	–	4,899,602	–	4,899,602
Other Mortgage-Backed Securities	–	7,243,230	–	7,243,230
Corporate Obligations	–	719,491	–	719,491
Short-Term Debt Securities	–	149,990	–	149,990
Investment Companies	13,540,328	–	–	13,540,328
Total Investments	13,540,328	97,161,626	–	110,701,954
Other Financial Instruments* Futures Contracts	1,165	–	–	1,165
SFT Advantus Real Estate Securities Fund
Assets
Common Stocks	135,338,913	–	–	135,338,913
Investment Companies	261,015	–	–	261,015
Total Investments	135,599,928	–	–	135,599,928
SFT Ivy® Growth Fund
Assets
Common Stocks	495,907,806	–	–	495,907,806
Investment Companies	5,241,440	–	–	5,241,440
Total Investments	501,149,246	–	–	501,149,246
SFT Ivy® Small Cap Growth Fund
Assets
Common Stocks	175,949,375	–	–	175,949,375
Investment Companies	7,168,648	–	–	7,168,648
Total Investments	183,118,023	–	–	183,118,023
SFT Pyramis® Core Equity Fund
Assets
Common Stocks	144,047,556	–	–	144,047,556
Investment Companies	1,915,497	–	–	1,915,497
Total Investments	145,963,053	–	–	145,963,053

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2014 using
Fund	Level 1	Level 2	Level 3	Total
SFT T. Rowe Price Value Fund
Assets
Common Stocks	$233,895,814	$–	$–	$233,895,814
Investment Companies	1,819,833	–	–	1,819,833
Total Investments	235,715,647	–	–	235,715,647

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held, except written options, are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Corporate obligations comprised of U.S. corporate and foreign corporate securities – These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Funds' policy is to recognize transfers between the levels as of the end of the period.

The following table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period. The Funds did not hold any significant investments with unobservable inputs categorized as Level 3 as of the end of the period.

Fund	Beginning Balance December 31, 2013	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3 (1)	Transfers out of Level 3 (1)	Ending Balance June 30, 2014	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014
SFT Advantus Bond Fund
Other Mortgage Backed	$3,091,136	$–	$(205,931)	$250	$205,431	$–	$(3,090,886)	$–	$–
Corporate Obligation	14,929,225	–	(2,547,221)	(17,858)	552,079	–	(12,916,225)	–	–
Total	18,020,361	–	(2,753,152)	(17,608)	757,510	–	(16,007,111)	–	–
SFT Advantus Managed Volatility Fund
Corporate Obligation	254,375	–	–	–	6,035	–	(260,410)	–	–
Total	254,375	–	–	–	6,035	–	(260,410)	–	–

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

Fund	Beginning Balance December 31, 2013	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3 (1)	Transfers out of Level 3 (1)	Ending Balance June 30, 2014	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014
SFT Advantus Mortgage Securities Fund
Other Mortgage Backed	$1,256,032	$–	$–	$150	$44,124	$–	$(1,300,306)	$–	$–
Total	1,256,032	–	–	150	44,124	–	(1,300,306)	–	–

(1)  Financial assets were transferred from Level 3 to Level 2 as there was sufficient, reliable and observable market data to value these assets as of period end.

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The volume of derivative activity is indicative for all funds with the exception of futures contracts in the SFT Advantus Managed Volatility Fund and interest rate swap contracts in the SFT Advantus International Bond Fund. The volume of futures contracts for the SFT Advantus Managed Volatility Fund ranged from $400,000 to $46,102,000 base notional value averaging $25,176,000. The volume of interest rate swap contracts for SFT Advantus International Bond Fund ranged from $0 to $6,288,000 base notional value averaging $1,258,000.

Equity derivatives were purchased or sold to manage the SFT Advantus Index 500, SFT Advantus Index 400 Mid-Cap and SFT Advantus Managed Volatility Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

The SFT Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund's fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT Advantus International Bond Fund's current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

The tables below detail the risk exposure of each of the Funds from derivative instruments:

				Risk Exposure
Fund	Instrument Type	Total Value at June 30, 2014	Statement of Assets and Liabilities Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Bond Fund	Futures	$(21,546)	Variation margin receivable/payable*	$–	$(21,546)	$–
SFT Advantus Index 400 Mid-Cap Fund	Futures	113,839	Variation margin receivable/payable*	113,839	–	–
SFT Advantus Index 500 Fund	Futures	272,226	Variation margin receivable/Payable*	272,226	–	–
SFT Advantus International Bond Fund	Foreign Currency Forwards	1,124,895	Unrealized appreciation on forward foreign currency contracts	–	–	1,124,895
	Foreign Currency Forwards	(1,073,805)	Unrealized depreciation on forward foreign currency contracts	–	–	(1,073,805)
	Swaps	(68,670)	Variation margin receivable/Payable*	–	(68,670)	–
SFT Advantus Managed Volatility Fund	Futures	362,061	Variation margin receivable/payable*	363,515	(1,454)	–
SFT Advantus Mortgage Securities Fund	Futures	1,165	Variation margin receivable/payable*	–	1,165	–

*  Includes cumulative appreciation/depreciation of futures contracts and swaps as reported in the notes to the Schedules of Investments in Securities. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

				Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Instrument Type	Total Value for Period Ended June 30, 2014	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Bond Fund	Futures	$(395,881)	Net realized gains (losses) from futures transactions	$–	$(395,881)	$–
SFT Advantus Index 400 Mid-Cap Fund	Futures	308,421	Net realized gains (losses) from futures transactions	308,421	–	–
SFT Advantus Index 500 Fund	Futures	751,851	Net realized gains (losses) from futures transactions	751,851	–	–
SFT Advantus International Bond Fund	Foreign Currency Forwards	(556,475)	Net realized gains (losses) from foreign currency transactions	–	–	(556,475)
SFT Advantus Managed Volatility Fund	Futures	2,214,247	Net realized gains (losses) from futures transactions	2,233,414	(19,167)	–
SFT Advantus Mortgage Securities Fund	Futures	57,928	Net realized gains (losses) from futures transactions	–	57,928	–
SFT Advantus Real Estate Securities Fund	Options	3,681	Net realized gains (losses) from written options transactions	3,681	–	–
SFT Equity FundPyramis® Core	Futures	(622,981)	Net realized gains (losses) from futures transactions	(622,981)	–	–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Instrument Type	Total Value for Period Ended June 30, 2014	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Bond Fund	Futures	$(469,980)	Net change in unrealized appreciation or depreciation on futures transactions	$–	$(469,980)	$–
SFT Advantus Index 400 Mid-Cap Fund	Futures	(32,772)	Net change in unrealized appreciation or depreciation on futures transactions	(32,772)	–	–
SFT Advantus Index 500 Fund	Futures	(153,513)	Net change in unrealized appreciation or depreciation on futures transactions	(153,513)	–	–
SFT Advantus International Bond Fund	Foreign Currency Forwards	150,079	Net change in unrealized appreciation or depreciation on foreign currency transactions	–	–	150,079
	Swaps	(93,103)	Net change in unrealized appreciation or depreciation on swaps transactions	–	(93,103)	–
SFT Advantus Managed Volatility Fund	Futures	(717,773)	Net change in unrealized appreciation or depreciation on futures transactions	(700,999)	(16,774)	–
SFT Advantus Mortgage Securities Fund	Futures	61,969	Net change in unrealized appreciation or depreciation on futures transactions	–	61,969	–
SFT Advantus Real Estate Securities Fund	Options	2,944	Net change in unrealized appreciation or depreciation on options written	2,944	–	–

Option Contracts Written

Contracts and premium amounts associated with options contracts written by the Fund during the period ended June 30, 2014 are as follows:

	Options outstanding at December 31, 2013	Written	Closed	Exercised	Expired	Options outstanding at June 30, 2014
SFT Advantus Real Estate Securities Fund
Premium Amount	$3,681	$–	$–	$–	$3,681	$–
Number of Contracts	53	–	–	–	53	–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

(8)  Affiliated Ownership

The SFT Advantus Managed Volatility Fund invests in underlying securities and other investment companies, of which certain underlying funds (the "affiliated underlying funds") may be deemed to be under common control with the SFT Advantus Managed Volatility Fund because they share the same investment advisor, Advantus Capital, and because they are overseen by the same Board of Trustees. The SFT Advantus Managed Volatility Fund will achieve its equity exposure by investing primarily in Class 1 Shares of the SFT Advantus Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Index. A summary of all transactions with the affiliated SFT Advantus Index 500 Fund as of June 30, 2014 is as follows:

Fund/Underlying Fund	Balance of Shares Held at December 31, 2013	Gross Additions	Gross Sales	Balance of Shares Held at June 30, 2014	Value at June 30, 2014	Realized Gain (Loss)	Distributions Received
SFT Advantus Managed Volatility Fund
SFT Advantus Index 500 Fund	2,081,359	–	–	2,081,359	$15,193,261	$–	$–

(9)  Subsequent Events

Management has evaluated subsequent events for the Trust through the date the financial statements are issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

Securian Funds Trust
Other Information

Fund Expenses Paid by Shareholders

Shareholders of the Trust incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Trust does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Funds) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 01, 2014 through June 30, 2014, except for the SFT Ivy® Growth Fund, SFT Ivy® Small Cap Growth Fund, SFT Pyramis® Core Equity Fund, and SFT T. Rowe Price Value Fund which accrued expenses for 60 days in the most recent fiscal period due to their inception date of May 1, 2014. Expenses paid during the period in the tables below are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 365 to reflect the one-half year period.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Advantus Bond Fund	$1,000	$1,048.10	0.50%	$2.54	$1,046.80	0.75%	$3.81
SFT Advantus Index 400 Mid-Cap Fund	1,000	1,073.60	0.25%	1.29	1,072.30	0.50%	2.57
SFT Advantus Index 500 Fund	1,000	1,070.00	0.21%	1.08	1,068.70	0.46%	2.36
SFT Advantus International Bond Fund	1,000	1,039.00	0.85%	4.30	1,037.70	1.10%	5.56
SFT Advantus Managed Volatility Fund	1,000	NA	NA	NA	1,052.30	0.80%	4.07
SFT Advantus Money Market Fund	1,000	NA	NA	NA	1,000.00	0.11%	0.55
SFT Advantus Mortgage Securities Fund	1,000	1,040.70	0.64%	3.24	1,039.40	0.89%	4.50
SFT Advantus Real Estate Securities Fund	1,000	1,171.90	0.85%	4.58	1,170.40	1.10%	5.92
SFT Ivy® Growth Fund	1,000	NA	NA	NA	1,056.10	0.98%	1.66
SFT Ivy® Small Cap Growth Fund	1,000	NA	NA	NA	1,051.30	1.25%	2.11
SFT Pyramis® Core Equity Fund	1,000	1,042.10	0.88%	1.48	1,041.70	1.13%	1.90
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,045.80	1.03%	1.73

Securian Funds Trust
Other Information – continued

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds' and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Advantus Bond Fund	$1,000	$1,022.32	0.50%	$2.51	$1,021.08	0.75%	$3.76
SFT Advantus Index 400 Mid-Cap Fund	1,000	1,023.55	0.25%	1.25	1,022.32	0.50%	2.51
SFT Advantus Index 500 Fund	1,000	1,023.75	0.21%	1.05	1,022.51	0.46%	2.31
SFT Advantus International Bond Fund	1,000	1,020.58	0.85%	4.26	1,019.34	1.10%	5.51
SFT Advantus Managed Volatility Fund	1,000	NA	NA	NA	1,020.83	0.80%	4.01
SFT Advantus Money Market Fund	1,000	NA	NA	NA	1,024.25	0.11%	0.55
SFT Advantus Mortgage Securities Fund	1,000	1,021.62	0.64%	3.21	1,020.38	0.89%	4.46
SFT Advantus Real Estate Securities Fund	1,000	1,020.58	0.85%	4.26	1,019.34	1.10%	5.51
SFT Ivy® Growth Fund	1,000	NA	NA	NA	1,006.61	0.98%	1.62
SFT Ivy® Small Cap Growth Fund	1,000	NA	NA	NA	1,006.16	1.25%	2.06
SFT Pyramis® Core Equity Fund	1,000	1,006.77	0.88%	1.45	1,006.36	1.13%	1.86
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,006.53	1.03%	1.70

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting Policies and Procedures

A description of the policies and procedures that Advantus Capital uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Securian Funds Trust
Other Information – continued

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended December 31 is available by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders without charge on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information of the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

Each year, the Board of Trustees of Securian Funds Trust (the "Trust") votes on the renewal of the Trust's Investment Advisory Agreement with Advantus Capital Management, Inc. ("Advantus"). The Board most recently unanimously reapproved the Investment Advisory Agreement on January 30, 2014. At this meeting, the Board of Trustees also reapproved the Investment Sub-Advisory Agreement with Franklin Advisers, Inc. for the International Bond Fund and approved the following new Investment Sub-Advisory Agreements between Advantus Capital and: (i) Waddell & Reed Investment Management Company for the new Ivy Growth Fund; (ii) Waddell & Reed Investment Management Company for the new Ivy Small Cap Growth Fund; (iii) Pyramis Global Advisors, LLC for the new Pyramis Core Equity Fund; and (iv) T.Rowe Price Associates, Inc. for the new T.Rowe Price Value Fund. Collectively, the Funds managed by sub-advisers are referred to as the "Sub-Advised Funds". On April 22, 2014, the Board approved the definitive Investment Sub-Advisory Agreements for the four new Sub-Advised Funds and a new fee schedule to the Trust's Investment Advisory Agreement with Advantus, which amended the advisory fees payable by each of the four new Sub-Advised Funds to Advantus by incorporating break points.

Trustees receive a variety of information throughout the year about each Fund's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. Trustees meet at least once each year with each Fund's portfolio management team (or, in the case of the Sub-Advised Funds, representatives of such team). Trustees also receive frequent updates on industry developments and best practices, changes in Advantus' organization and staffing, brokerage allocation and other matters. Trustees evaluated all information available to them on a Fund-by-Fund basis.

The Trustees also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met alone with independent legal counsel.

Management Fee and Other Expenses

The Trustees evaluated a January 2014 report prepared by Lipper Analytical Service, Inc. ("Lipper") containing comparisons of each Fund's investment management, non-management and total expenses with industry peers independently selected by Lipper.

With respect to each new Sub-Advised Fund, the Lipper expense analysis was based on the pro forma expenses included in the fee and expense table of the Sub-Advised Fund's draft prospectus.

Based on this information, the Trustees concluded that the advisory fee payable by each Fund to Advantus is fair and reasonable. The Trustees also concluded that the advisory fees payable by the Managed Volatility Fund are for services that are in addition to, rather than duplicative of, services provided pursuant to the advisory agreement of any other fund in which the Managed Volatility Fund invests.

Fees Charged to Other Advisory Clients of Advantus

The Trustees observed that Advantus' advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Fund with a similar strategy. The Trustees concluded, however, that the higher fees charged to the Funds are justified by the additional services provided by Advantus in managing the Funds (including the provision of office facilities, officers, administration and compliance, the coordination of Trust board, committee and vendor functions, regulatory filings and the performance of most Trust operations).

Costs of Services Provided and Profitability to Advantus

The Trustees review quarterly Board reports on Advantus' profitability in managing each Fund. The Trustees recognized that comparative profitability information is not generally ascertainable. Nonetheless, the Trustees did not view Advantus' profitability from any Fund as excessive.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued

Investment Results

The Trustees review a quarterly report comparing each Fund's investment performance for the most recently completed calendar quarter and one, three, five and (where applicable) ten year periods then ended with Lipper peer groups and with one or more benchmark indices. With respect to each new Sub-Advised Fund, the Trustees reviewed the performance of the mutual fund currently managed by the sub-adviser that is most closely analogous to the new Sub-Advised Fund.

Except as noted below, the Trustees observed near average to very strong relative performance for each actively managed non-money-market Fund during the most recent one and three years ending December 31, 2013 and performance in line with benchmarks (prior to Fund expenses) for the Index 500 Fund and the Index 400 Mid-Cap Fund. The Trustees also observed that, like nearly all money market funds, the Money Market Fund continued to produce no net investment returns or losses (after fee and expense waivers and reimbursements). With respect to the Real Estate Securities Fund, the Trustees observed one and three-year performance that lagged the Fund's benchmark and peers, but improving relative performance during the most recent quarter. With respect Ivy Small Cap Growth Fund and Pyramis Core Equity Fund, the Trustees observed three-year performance that lagged such Funds' benchmarks and peers, but average to strong shorter-term and longer-term relative performance.

Ancillary Benefits to Advantus and Its Affiliates

The Trustees also considered that Advantus and its affiliates benefit from certain soft-dollar arrangements. The Trustees noted that Advantus' profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The Trustees also noted that Securian Financial Services, Inc. (the Trust's distributor) receives 12b-1 fees from the Funds. The Trustees also noted that Minnesota Life Insurance Company, an affiliate of Advantus, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Trustees also recognize that Advantus and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

Nature, Extent and Quality of Services Provided by Advantus

In addition to investment management services, Advantus provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers) and executive and other personnel as are necessary for its operations. Advantus pays all of the compensation of management Trustees, officers and employees of the Trust (except that each Fund pays an equitable share of the compensation expense of the Trust's Chief Compliance Officer). The Trustees considered the quality and scope of services provided by Advantus under the Advisory Agreement and concluded that Advantus has provided commendable executive and administrative management and other services during and prior to the last year.

Investment Sub-Advisory Agreements

As noted above, at the January 30, 2014 meeting, the Trustees also unanimously approved or reapproved (as applicable) Investment Sub-Advisory Agreements for the Sub-Advised Funds. In addition to the Trustees' review of the Sub-Advised Funds' investment performance and expense ratios (as set forth above), the Trustees also requested and evaluated other information, including a report on each sub-adviser's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Sub-Advised Fund will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the sub-adviser reflected in the Trust's registration statement are complete and accurate, and assurance that the sub-adviser will operate in full compliance with applicable laws, regulations and exemptive orders. The Trustees also reviewed a summary of each sub-adviser's code of ethics and compliance program. The Trustees requested, but did not receive, an analysis of each sub-adviser's profitability

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued

in managing the Fund. However, the Trustees noted that Advantus is unaffiliated with each sub-adviser and that the Investment Sub-Advisory Agreements were negotiated on an "arm's-length" basis.

The Trustees also reviewed the proposed allocation of duties and responsibilities with respect to each Sub-Advised Fund between Advantus and the Fund's sub-adviser. The Trustees noted that Advantus is responsible for the selection, monitoring and oversight of each sub-adviser, the fulfillment or oversight of substantially all of each Sub-Advised Fund's legal and regulatory requirements, the preparation for and facilitation of all Board of Trustee, Audit Committee and Governance Committee meetings, and many other requirements. Based on this review, the Trustees concluded that the allocation of the overall advisory fee of each Sub-Advised Fund between Advantus and the Sub-Adviser is fair and appropriate. The Trustees also concluded that the portion of each Sub-Advised Fund's overall advisory fee that is retained by Advantus represents fair and appropriate compensation to Advantus for its retained duties and responsibilities.

Based on the foregoing factors, the Trustees concluded that approving or reapproving (as applicable) each Investment Sub-Advisory Agreement was in the best interest of each Sub-Advised Fund and its shareholders.

Securian Funds Trust
Trustees and Executive Officers

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the four current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other three Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Advantus Capital Management, Inc. or its affiliated companies, including Minnesota Life Insurance Company. 75% of the Board of Trustees is required to be comprised of Independent Trustees.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. None of the Trustees is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Trust. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
Julie K. Getchell 1954	Trustee since October 21, 2011

Retired; Senior Financial Consultant to Cargill's Controller's Group, Animal Nutrition Business and Tartan Program from April 2009 to July 2012; Chief Financial Officer/Senior Managing Director, La Crosse Global Fund Services from May 2005 to April 2009; Consultant, Black River Asset Management from October 2004 to May 2005; Chief Financial Officer, Prestige Resorts & Destinations LTD. from 2001 to 2003; Chief Operating Officer, Insight Investment Management, Inc. from 1996 to 2000; Chief Financial Officer, Insight Investment Management, Inc. from 1991 to 1996; Chartered Financial Analyst

Linda L. Henderson 1949	Trustee since January 25, 2007

Retired; Professional Advisor, Carlson School of Management, University of Minnesota, 2004 to May 2007; Senior Vice President, Director of Fixed Income Research and Strategies, RBC Dain Rauscher Investments, 1985 to 2004; Chartered Financial Analyst

Securian Funds Trust
Trustees and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees — continued
William C. Melton 1947	Trustee since April 25, 2002

Founder and President of Melton Research Inc. since 1997; member of the Advisory Board of Macroeconomic Advisors LLC since 1998; member, State of Minnesota Council of Economic Advisors from 1988 to 1994, and again from 2010 to the present; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Interested Trustee
Gregory S. Strong 1944	Trustee since October 21, 2011

Retired; President, Advantus Series Fund, Inc. from April 2007 to July 2011; retired since December 2008, previously Senior Vice President, Chief Actuary and Treasurer, Minnesota Life Insurance Company; Treasurer, Minnesota Mutual Companies, Inc., Senior Vice President and Treasurer, Securian Financial Group, Inc.; Treasurer, Securian Holding Company

Securian Funds Trust
Trustees and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers(2)
David M. Kuplic 1957	President since July 28, 2011

Senior Vice President, Minnesota Life Insurance Company since June 2007; Executive Vice President and Director, Advantus Capital Management, Inc. since July 2007; Senior Vice President and Director, Advantus Capital Management, Inc., February 2006 to July 2007; President and Director, MCM Funding 1997-1, Inc. (entity holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since July 2007; Vice President, MCM Funding 1997-1, Inc., June 2004 to July 2007; President and Director, MCM Funding 1998-1, Inc. (entity holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since July 2007; Vice President, MCM Funding 1998-1, Inc., June 2004 to July 2007; Senior Vice President, Securian Financial Group, Inc. since June 2007; President and Director, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital) since July 2007; Senior Vice President, Securian Life Insurance Company since June 2007; President and Director, Marketview Properties, LLC (entity holding real estate assets) since January 2010; President and Director, Marketview Properties II, LLC (entity holding real estate assets) since March 2010; President, Marketview Properties IV, LLC

Securian Funds Trust
Trustees and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers(2) — continued
Gary M. Kleist 1959	Vice President and Treasurer since July 24, 2003

Financial Vice President, Chief of Operations and Director, Advantus Capital Management, Inc. since December 1997; Second Vice President, Minnesota Life Insurance Company since February 2000; Vice President and Secretary/Treasurer, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital) since July 2003; Financial Vice President, MCM Funding 1997-1, Inc. since October 1998 and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since August 1998; Second Vice President, Securian Financial Group, Inc. since February 2000; Second Vice President, Securian Life Insurance Company since June 2007; Financial Vice President, Marketview Properties, LLC since January 2010 and Marketview Properties II, LLC (entities holding certain real estate assets) since March 2010; Financial Vice President, Marketview Properties IV, LLC

Bruce P. Shay 1961	Vice President since July 28, 2011

Executive Vice President, Minnesota Life Insurance Company since March 2010; Executive Vice President, Securian Financial Group, Inc. since March 2010; Executive Vice President and Director, Securian Life Insurance Company since June 2010; Senior Vice President, Minnesota Life Insurance Company, February 2004 to February 2010; Senior Vice President, Securian Life Insurance Company, February 2007 to June 2010

Michael J. Radmer Dorsey & Whitney LLP 50 South Sixth Street Minneapolis, Minnesota 55402 1945	Secretary since April 16, 1998	Partner with the law firm of Dorsey & Whitney LLP

Securian Funds Trust
Trustees and Executive Officers – continued

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  Although not a 'corporate' officer of the Trust, Vicki L. Bailey, born in 1955, has served as the Trust's Chief Compliance Officer since July 2004. Ms. Bailey is also Vice President, Investment Law, Chief Compliance Officer and Secretary, Advantus Capital Management, Inc.; Vice President, Minnesota Life Insurance Company; Vice President and Secretary, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Vice President, Securian Financial Group, Inc.; Vice President, Securian Life Insurance Company; Director, Personal Finance Company LLC; Vice President and Secretary, Marketview Properties, LLC and Marketview Properties II, LLC (entities holding certain real estate assets); Vice President and Secretary, Marketview Properties IV, LLC.

This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F34490 Rev 8-2014

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2014 Securian Funds Trust All rights reserved.

F34490 Rev 8-2014

Call 1-800-995-3850 to receive your financial documents electronically. It's fast and convenient.

ITEM 2.  CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that Julie K. Getchell, a member of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Getchell as the Audit Committee’s financial expert.  Ms. Getchell is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)                                 Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2013	2012
$204,491	$174,972

(b)                                 Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were as follows:

2013	2012
-0-	-0-

There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser or to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c)                                  Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation were as follows:

2013	2012
$19,000	$31,170

There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser or to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d)                                 All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) — (c) of this Item 4 were as follows:

2013	2012
-0-	-0-

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser or to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a) — (c) of this Item 4, that were required to be pre-approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1)                   Registrant’s audit committee has adopted the following pre-approval policies and procedures in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X:

SECURIAN FUNDS TRUST

AUDIT COMMITTEE POLICY regarding pre-approval of services provided by the Independent Auditor

The Audit Committee (the “Committee”) of the Securian Funds Trust (the “Trust”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•                  Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•                  Examine and evaluate the safeguards put into place by the Trust and the auditor to safeguard independence

•                  Meet quarterly with the partner of the independent audit firm

•                  Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the Trust’s independent audit firm directly for the Trust. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Trust’s Treasurer and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•                  Annual Fund financial statement audits

•                  SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•                  Accounting consultations

•                  Trust merger support services

•                  Other accounting related matters

•                  Agreed Upon Procedure Reports

•                  Attestation Reports

•                  Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $20,000 are subject to pre-approval by the Committee on a case-by-case basis. Individual projects with an estimated fee of less than $20,000 are subject to pre-approval by the then-serving Chair of the Committee on a case-by-case basis.  The Chair shall thereafter report to the Full Committee on any such matters at the Committee’s next regularly scheduled meeting.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•                  Tax compliance services related to the filing or amendment of the following:

•                  Federal, state and local income tax compliance; and,

•                  Sales and use tax compliance

•                  Timely RIC qualification reviews, if applicable

•                  Tax distribution analysis and planning

•                  Tax authority examination services

•                  Tax appeals support services

•                  Accounting methods studies

•                  Trust merger support services

•                  Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $20,000 are subject to pre-approval by the Committee on a case-by-case basis. Individual projects with an estimated fee of less than $20,000 are subject to pre-approval by the then-serving Chair of the Committee on a case-by-case basis.  The Chair shall thereafter report to the Full Committee on any such matters at the Committee’s next regularly scheduled meeting.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent firm without the prior approval of the Audit Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•                  Management functions

•                  Accounting and bookkeeping services

•                  Internal audit services

•                  Financial information systems design and implementation

•                  Valuation services supporting the financial statements

•                  Actuarial services supporting the financial statements

•                  Executive recruitment

•                  Expert services (e.g., litigation support)

•                  Investment banking

Policy for Pre approval of Non-Audit Services Provided to Other Affiliated Entities

The Committee is also responsible for pre-approving certain non-audit services provided to Advantus Capital Management Inc. (“Advantus”) and any other entity under common control with Advantus that provides ongoing services to the Trust. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the Trust.

Although the Committee is not required to pre-approve all services provided to Advantus and affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to Advantus and its affiliates.

Securian Funds Trust

Pre-approval of services

Is the service performed directly for the Trust?
no
yes
Is service related to affiliate under common control – providing on-going service to the Trust?
no
No Audit Committee Pre-approval required
no
yes
Does service relate directly to the operations and financial reporting of the Trust?
yes
Pre-approval of service on a case-by-case basis.
Is service Audit, Audit-Related, Tax Services or Other Non-Audit Services?
yes
Is service Audit Services?
Is service Audit-related or Tax Services?
Is service other Non-Audit Services?
yes
Pre-approval annually by Audit Committee
yes
Is service fee estimate ≥$20,000 (on an individual project basis)? (1)
yes
Is Service allowable under applicable SEC rules (not prohibited)?
no
Service not allowed
yes
Pre-approval of service by Committee on a case-by-case basis no
yes
Pre-approval of service by Committee on a case-by-case basis
Pre-approval of service by Committee Chair on a case-by-case basis

(1) All projects will be continuously monitored for any revisions to fee estimates that would bring project cost ≥$20,000.

For projects with fee estimates <$20,000, Audit Committee Chair pre-approval required.

For projects ≥$20,000, Audit Committee pre-approval required.

(e)(2)                   None of the services provided to the registrant described in paragraphs (b) — (d) of this Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                   No disclosures are required by this Item 4(f).

(g)                                  The aggregate non-audit fees billed for each of the last two fiscal years by the registrant’s accountant for services rendered to the registrant and to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant were as follows:

2013	2012
-0-	$15,500

(h)                                 The registrant’s audit committee has considered that the provision of the non-audit services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I — Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a governance committee of its board of trustees, the members of which are all trustees who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent trustees”).  The governance committee, which operates in accordance with a separate governance committee charter approved by the board of trustees, selects and recommends to the board of trustees individuals for nomination as independent trustees.  The names of potential independent trustee candidates are drawn from a number of sources, including recommendations from management of Advantus Capital Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the governance committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent trustee, as well as his or her compatibility with respect to business philosophy and style.  The members of the goverance committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the governance committee determines which of the viable candidates should be presented to the board of trustees for selection to become a member of the board of trustees.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the governance committee does not at present consider nominees recommended by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)                                 Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)                         Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)                         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)                         Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date:  August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date:  August 25, 2014